UNITED STATES
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09729

iShares Trust
(Exact name of registrant as specified in charter)
c/o BlackRock Fund Advisors
400 Howard Street, San Francisco, CA		94105
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 670-2000

Date of fiscal year end:	April 30, 2024

Date of reporting period:	April 30, 2024

Item 1.      Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

APRIL 30, 2024
2024 Annual Report
iShares Trust
iShares Cohen & Steers REIT ETF | ICF | Cboe BZX

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended April 30, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels.
A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’
advance was slower but still impressive. Meanwhile, both international developed market equities and emerging market stocks also gained, albeit at a notably slower pace than that of U.S. stocks.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period, and recent statements from the Fed seem to support this view. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, we believe there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term
U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
iShares.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of April 30, 2024
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
20.98% 22.66%
U.S. small cap equities
(Russell 2000
®
Index)
19.66 13.32
International equities
(MSCI Europe, Australasia,
Far East Index)
18.63 9.28
Emerging market equities
(MSCI Emerging Markets
Index)
15.40 9.88
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
2.66 5.36
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
3.66 (6.40)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
4.97 (1.47)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
7.06 2.08
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
8.99 9.01
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Market Overview
2024
iShares Annual Report To Shareholders
4
iShares Trust
Domestic Market Overview
U.S. stocks advanced for the 12 months ended April 30, 2024 (“reporting period”), when the Russell 3000
®
Index, a broad measure of U.S. equity market performance,
returned 22.30%. The economy showed notable resilience even as interest rates rose, and analysts’ optimism about the economy’s trajectory improved. Meanwhile, inflation decelerated notably, enabling a pause in monetary policy tightening and providing a supportive environment for equities.
The U.S. economy grew at a robust pace in 2023 despite concerns about the impact of higher interest rates on growth. The U.S. consumer helped to power the expansion, as consumer spending continued to grow in both nominal and real (inflation-adjusted) terms. Consumers were emboldened by a strong labor market, as employers continued to add jobs, and average hourly wages increased notably. Higher asset values also supported consumer spending, as both home prices and strong equity performance increased household net worth. Government spending also stimulated the economy, as the federal deficit increased amid rising expenditures, while state and local governments also boosted spending to fill personnel vacancies.
While consumer sentiment rose amid healthy household balance sheets and an improving economy, it remained below pre-pandemic levels, as elevated inflation and high interest rates weighed on consumers’ outlook. Inflation declined early in the reporting period, decreasing from 4.1% in May 2023 to 3% in June 2023, but remained stubbornly persistent thereafter, fluctuating between 3% and 4%, above the pre-pandemic average. While improved supply chains eased goods inflation, the tight labor market kept labor costs near record highs, and growing services inflation was a significant driver of inflation’s overall persistence.
To counteract inflation, the U.S. Federal Reserve (“Fed”) raised interest rates twice early in the reporting period, to the highest level since 2001. However, the Fed paused its interest rate increases thereafter as inflation edged down, keeping interest rates steady after its July 2023 meeting. The Fed also continued to decrease the size of its balance sheet by reducing the store of U.S. Treasuries it had accumulated to stabilize markets in the early phases of the coronavirus pandemic. While investors closely watched the
Fed for signs of a shift toward lower interest rates, tenacious inflation later in the reporting period led investors to limit their expectations.
The strong economy supported corporate profits, which grew substantially in the last three quarters of 2023. Despite higher input costs, companies were able to raise prices sufficiently to widen profit margins, as the U.S. consumer continued to spend. Firms increasingly kept assets in short-term investments that earned higher yields due to elevated interest rates. This helped to mitigate the negative impact of higher borrowing costs, which drove a rise in interest expense. Innovations in computing also drove enthusiasm for equities, as new technologies drove hopes for economy-wide improvements in productivity.
Despite the strong economic conditions during the reporting period, analysts noted several areas of caution about potential disruptions to markets. Geopolitical tensions were high amid Russia’s ongoing invasion of Ukraine and fighting in Gaza following Hamas’ terrorist attack on Israel. Missile attacks on a major shipping lane in the Middle
East raised concerns about a wider conflict while disrupting some supply chains. While inflation declined during the reporting period, it remained more persistent than some analysts expected, raising concerns about the effect of continued inflation on the Fed’s interest rate policy.

Fund Summary
as of April 30, 2024

Fund Summary
iShares
®
Cohen & Steers REIT ETF
Investment Objective
The iShares Cohen & Steers REIT ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. real estate investment trusts (“REITs”), as represented by the Cohen & Steers Realty Majors Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1.70)% 1.68% 5.27% (1.70)% 8.67% 67.17%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1.61) 1.69 5.28 (1.61) 8.75 67.36
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1.34) 2.05 5.65 (1.34) 10.66 73.24
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,104.60 $ 1.67 $ 1,000.00 $ 1,023.27 $ 1.61 0.32%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2024 (continued)
2024
iShares Annual Report to Shareholders
6
iShares
®
Cohen & Steers REIT ETF
Portfolio Management Commentary
U.S. real estate investment trusts (“REITs”) declined during the reporting period, as higher interest rates increased borrowing costs, and higher bond yields reduced the relative attractiveness of REITs’ dividends for income-oriented investors. The telecom tower REITs industry detracted the most from the Index’s performance. Challenges included adding significant debt at relatively high interest rates to finance new cell towers, contract instability amid cell phone company mergers, and the negative impact of volatile currency exchange rates on foreign operations. Additionally, the CEO of a large company in the industry resigned, as an activist investor pressured the firm to improve its governance and reevaluate its business strategy. These factors weighed on the industry’s ability to sustain net income growth.
The industrial REITs industry also detracted from the Index’s return. Uncertainty about the economic outlook constrained demand for warehouse space, prompting landlords to lower their forecasts for occupancy, earnings, and planned development. A 12-year low in home sales reduced demand for furniture, building materials, and appliances, prompting some of the largest home goods retailers to close distribution centers.
On the upside, the retail REITs industry contributed to the Index’s performance. As the national shopping center vacancy rate fell to 5.4%, its lowest level in over 15 years, one large holder of retail properties posted record high annual operating performance.
The healthcare REITs industry also advanced, helped by growth in profitability from senior housing. Higher occupancy, easing labor pressures, and rising Medicaid reimbursements benefited a large REIT focused on healthcare facilities for older adults. The company raised its net income outlook while expanding its senior-oriented portfolio.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Specialized REITs ................................. 42.5%
Residential REITs ................................. 20.1
Retail REITs ..................................... 16.3
Industrial REITs .................................. 8.0
Health Care REITs ................................ 7.2
Office REITs ..................................... 4.1
Hotel & Resort REITs ............................... 1.8
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
American Tower Corp. .............................. 7.6%
Equinix, Inc. ..................................... 7.3
Welltower, Inc. .................................... 7.2
Prologis, Inc. ..................................... 6.8
Simon Property Group, Inc. ........................... 6.2
Realty Income Corp. ................................ 6.0
Digital Realty Trust, Inc. ............................. 5.7
Public Storage .................................... 4.9
Crown Castle, Inc. ................................. 4.9
VICI Properties, Inc. ................................ 4.0
(a)
Excludes money market funds.

About Fund Performance

About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2024
iShares Annual Report to Shareholders
Schedule of Investments
April 30, 2024
iShares
®
Cohen & Steers REIT ETF
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Health Care REITs — 7.1%
Welltower, Inc. ...................... 1,430,208 $ 136,270,218
Hotel & Resort REITs — 1.8%
Host Hotels & Resorts, Inc. ............. 1,822,905 34,398,217
Industrial REITs — 7.9%
Prologis, Inc. ....................... 1,268,639 129,464,610
Rexford Industrial Realty, Inc. ........... 545,491 23,352,470
152,817,080
Office REITs — 4.1%
Alexandria Real Estate Equities, Inc. ....... 404,143 46,828,049
Boston Properties, Inc. ................ 373,102 23,091,283
Cousins Properties, Inc. ............... 392,196 8,996,976
78,916,308
Residential REITs — 19.8%
American Homes 4 Rent , Class A ......... 821,868 29,422,874
AvalonBay Communities, Inc. ........... 366,978 69,568,020
Equity LifeStyle Properties, Inc. .......... 481,654 29,038,920
Equity Residential ................... 892,928 57,504,563
Essex Property Trust, Inc. .............. 165,859 40,842,779
Invitation Homes, Inc. ................. 1,486,467 50,837,171
Mid-America Apartment Communities, Inc. ... 301,531 39,199,030
Sun Communities, Inc. ................ 321,576 35,797,840
UDR, Inc. ......................... 781,978 29,777,722
381,988,919
Retail REITs — 16.1%
Federal Realty Investment Trust .......... 189,828 19,774,383
Kimco Realty Corp. .................. 1,718,424 32,014,239
Realty Income Corp. .................. 2,148,967 115,055,693
Regency Centers Corp. ............... 424,505 25,139,186
Simon Property Group, Inc. ............. 843,027 118,470,585
310,454,086
Specialized REITs — 41.8%
American Tower Corp. ................ 847,355 145,372,224
Crown Castle, Inc. ................... 996,954 93,494,346
Digital Realty Trust, Inc. ............... 782,593 108,608,257
Equinix, Inc. ....................... 194,401 138,240,495
Extra Space Storage, Inc. .............. 545,959 73,311,374
Lamar Advertising Co. , Class A .......... 226,308 26,217,782
Public Storage ...................... 361,410 93,767,824
SBA Communications Corp. ............ 278,789 51,888,209
VICI Properties, Inc. .................. 2,673,312 76,323,058
807,223,569
Total Long-Term Investments — 98 .6%
(Cost: $ 1,979,383,865 ) ............................ 1,902,068,397
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.28%
(a) (b)
................. 2,174,840 $ 2,174,840
Total Short-Term Securities — 0 .1%
(Cost: $ 2,174,840 ) ............................... 2,174,840
Total Investments — 98 .7%
(Cost: $ 1,981,558,705 ) ............................ 1,904,243,237
Other Assets Less Liabilities — 1.3% .................... 24,128,973
Net Assets — 100.0% ...............................
$ 1,928,372,210
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.

Schedule of Investments
(continued)
April 30, 2024
iShares
®
Cohen & Steers REIT ETF
Schedule of Investments
9
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
Shares
Held at
04/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 2,647,281 $ — $ (472,441)
(a)
$ — $ — $ 2,174,840 2,174,840 $ 196,697 $ —
— —
(a)
Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .............................................. 802 06/21/24 $ 25,504 $ (106,056)
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 106,056 $ — $ — $ — $ 106,056
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (851,445) $ — $ — $ — $ (851,445)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (252,613) $ — $ — $ — $ (252,613)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 18,670,818

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
iShares
®
Cohen & Steers REIT ETF
10
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,902,068,397 $ — $ — $ 1,902,068,397
Short-Term Securities
Money Market Funds ...................................... 2,174,840 — — 2,174,840
$ 1,904,243,237 $ — $ — $ 1,904,243,237
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (106,056) $ — $ — $ (106,056)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
April 30, 2024

Financial Statements
iShares Cohen
& Steers REIT
ETF
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 1,902,068,397
Investments, at value — affiliated
(b)
.......................................................................................... 2,174,840
Cash pledged:
Futures contracts .................................................................................................... 107,000
Receivables: –
Investment s sold .................................................................................................... 24,008,497
Dividends — unaffiliated ............................................................................................... 552,285
Dividends — affiliated ................................................................................................. 10,989
Other assets ......................................................................................................... 10,353
Total a ssets .........................................................................................................
1,928,932,361
LIABILITIES
Payables: –
Investment advisory fees ............................................................................................... 525,294
Variation margin on futures contracts ....................................................................................... 34,857
Total li abilities ........................................................................................................
560,151
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 1,928,372,210
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 2,224,747,996
Accumulated loss ..................................................................................................... (296,375,786)
NET ASSETS ........................................................................................................
$ 1,928,372,210
NET ASSET VALUE
Shares outstanding ....................................................................................................
36,250,000
Net asset value .......................................................................................................
$ 53.20
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 1,979,383,865
(b)
  Investments, at cost — affiliated ................................................................................... $ 2,174,840
See notes to financial statements.

Statement of Operations

Year Ended April 30, 2024
2024
iShares Annual Report to Shareholders
12
See notes to financial statements.
iShares Cohen
& Steers REIT
ETF
INVESTMENT INCOME –
Dividends — unaffiliated ............................................................................................... $ 71,456,598
Dividends — affiliated ................................................................................................. 196,697
Interest — unaffiliated ................................................................................................. 22,723
Total investment income .................................................................................................
71,676,018
EXPENSES
Investment advisory .................................................................................................. 6,817,096
Interest expense .................................................................................................... 180
Total expenses .......................................................................................................
6,817,276
Net investment income ..................................................................................................
64,858,742
REALIZED AND UNREALIZED GAIN (LOSS) $ (114,992,339)
Net realized gain (loss) from:
Investments — unaffiliated ........................................................................................... (67,930,620)
Futures contracts .................................................................................................. (851,445)
In-kind redemptions — unaffiliated
(a)
..................................................................................... 41,477,851
(27,304,214)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (87,435,511)
Futures contracts .................................................................................................. (252,613)
(87,688,124)
Net realized and unrealized loss ............................................................................................
(114,992,338)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (50,133,596)
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
iShares Cohen & Steers REIT ETF
Year Ended
04/30/24
Year Ended
04/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 64,858,742 $ 66,359,085
Net realized gain (loss) .............................................................................. (27,304,214) 37,864,098
Net change in unrealized appreciation (depreciation) .......................................................... (87,688,124) (563,377,383)
Net decrease in net assets resulting from operations ............................................................
(50,133,596) (459,154,200)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(61,558,964) (60,855,631)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...........................................
(237,068,222) 43,705,708
NET ASSETS
Total decrease in net assets ............................................................................ (348,760,782) (476,304,123)
Beginning of year ....................................................................................
2,277,132,992 2,753,437,115
End of year ........................................................................................
$ 1,928,372,210 $ 2,277,132,992
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2024
iShares Annual Report to Shareholders
14
iShares Cohen & Steers REIT ETF
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Net asset value, beginning of year ................................
$ 55.74  $ 68.41  $ 62.62  $ 49.68  $ 55.51
Net investment income
(b)
.......................................
1 .70  1 .62  1 .01  1 .15  1 .39
Net realized and unrealized gain (loss)
(c)
.............................
(2.63) (12.80) 6.10  13.04  (5.78)
Net increase (decrease) from investment operations ...................... (0.93) (11.18) 7.11  14.19  (4.39)
Distributions from net investment income
(d)
.......................... (1.61) (1.49) (1.32) (1.25) (1.44)
Net asset value, end of year ..................................... $ 53.20  $ 55.74  $ 68.41  $ 62.62  $ 49.68
Total Return
(e)
— — — — —
Based on net asset value ........................................ (1.70)% (16.31)% 11.33% 29.11% (8.10)%
Ratios to Average Net Assets
(f)
Total expen ses ...............................................
0.33% 0.33% 0.32% 0.33% 0.34%
Net investment income ..........................................
3.10% 2.77% 1.46% 2.15% 2.43%
Supplemental Data
Net assets, end of year (000) ...................................... $ 1,928,372  $ 2,277,133  $ 2,753,437  $ 2,257,332  $ 1,842,861
Portfolio turnover rate
(g)
.......................................... 16% 12% 11% 27% 19%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the "Valuation Committee") to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other
BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as
iShares ETF
Diversification
Classification
Cohen & Steers REIT .................................................................................................. Non-diversified

Notes to Financial Statements
(continued)
2024
iShares Annual Report to Shareholders
16
discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii)
brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $121 billion .................................................................................................. 0.3500%
Over $121 billion, up to and including $181 billion ............................................................................ 0.3325
Over $181 billion, up to and including $231 billion ............................................................................ 0.3159
Over $231 billion, up to and including $281 billion ............................................................................ 0.3001
Over $281 billion .................................................................................................. 0.2851

Notes to Financial Statements
(continued)

Notes to Financial Statements
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended April 30, 2024, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. Purchases and Sales
For the year ended April 30, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended April 30, 2024, in-kind transactions were as follows:
7. Income Tax Information
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of April 30, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
K hi
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Cohen & Steers REIT ................................................................... $ 33,710,368 $ 26,371,829 $ (1,528,492)
iShares ETF Purchases Sales
Cohen & Steers REIT ................................................................................... $ 338,736,305 $ 347,839,784
iShares ETF
In-kind
Purchases
In-kind
Sales
Cohen & Steers REIT ................................................................................... $ 99,105,080 $ 335,462,776
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
Cohen & Steers REIT ........................................................................ $ 41,275,665 $ (41,275,665)
—
iShares ETF
Year Ended
04/30/24
Year Ended
04/30/23
Cohen & Steers REIT
Ordinary income ........................................................................................... $ 61,558,964 $ 60,855,631

Notes to Financial Statements
(continued)
2024
iShares Annual Report to Shareholders
18
As of April 30, 2024, the tax components of accumulated net earnings (losses) were as follows:
As of April 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments .
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Cohen & Steers REIT .................................................... $ 8,803,232 $ (203,060,663) $ (102,118,355) $ (296,375,786)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the timing and recognition of realized gains (losses) for tax purposes.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Cohen & Steers REIT .............................................. $ 2,006,161,496 $ 155,213,036 $ (257,131,295) $ (101,918,259)

Notes to Financial Statements
(continued)

Notes to Financial Statements
could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
04/30/24
Year Ended
04/30/23
iShares ETF Shares Amount Shares Amount
Cohen & Steers REIT
Shares sold 1,800,000 $ 99,473,083 5,500,000 $ 323,631,350
Shares redeemed (6,400,000) (336,541,305) (4,900,000) (279,925,642)
(4,600,000) $ (237,068,222) 600,000 $ 43,705,708

Report of Independent Registered Public Accounting Firm
2024
iShares Annual Report to Shareholders
20
To the Board of Trustees of iShares Trust and Shareholders of iShares Cohen & Steers REIT ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares Cohen & Steers REIT ETF (one of the funds constituting iShares Trust, referred to hereafter as the “Fund”) as of April 30, 2024, the related statement of operations for the year ended April 30, 2024, the statement of changes in net assets for each of the two years in the period ended April 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April
30, 2024 and the financial highlights for each of the five years in the period ended April 30, 2024 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of April 30, 2024 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 24, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information
(unaudited)

Important Tax Information
The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2024:
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended April 30, 2024:
iShares ETF
Qualified Dividend
Income
Cohen & Steers REIT ................................................................................................ $ 1,716,748
iShares ETF
Qualified Business
Income
Cohen & Steers REIT ................................................................................................ $ 63,838,094

Statement Regarding Liquidity Risk Management Program
(unaudited)
2024
iShares Annual Report to Shareholders
22
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Cohen & Steers REIT ETF (the “Fund” or “ETF”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Fund, as the program administrator for the Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through
September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions . During the
Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting
Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information
(unaudited)

Supplemental Information
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .

Trustee and Officer Information
(unaudited)
2024
iShares Annual Report to Shareholders
24
The Board of Trustees has responsibility for the overall management and operations of the Fund, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into the BlackRock Multi-Asset Complex, the BlackRock
Fixed-Income Complex and the iShares Complex (each, a “BlackRock Fund Complex”). The Fund is included in the iShares Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the iShares Complex, which consists of 404 funds as of April 30,
2024. With the exception of Stephen Cohen, Robert S. Kapito and Aaron Wasserman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street,
San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wasserman is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The address of Mr. Cohen is c/o
BlackRock, Inc., Drapers Gardens, 12 Throgmorton Avenue, London EC2N 2DL United Kingdom. The Board has designated John E. Kerrigan as its Independent Board
Chair. Additional information about the Fund’s Trustees and officers may be found in the Fund’s combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).
Interested Trustees
(a)
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)
Stephen Cohen is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Robert S.
Kapito
(a)
(1957)
Trustee (since
2009).
President of BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and
Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and
BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania
(since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund
(since 2002).
Director of BlackRock, Inc. (since 2006); Director of
iShares, Inc. (since 2009); Trustee of iShares U.S.
ETF Trust (since 2011).
Stephen
Cohen
(b)
(1975)
Trustee (since
2024).
Senior Managing Director, Head of Global Product Solutions of BlackRock, Inc. (since
2024); Senior Managing Director, Head of Europe, Middle East and Africa Regions of
BlackRock, Inc. (2021-2024); Head of iShares Index and Wealth in EMEA of BlackRock,
Inc. (2017-2021); Global Head of Fixed Income Indexing of BlackRock, Inc. (2016-
2017); Chief Investment Strategist for International Fixed Income and iShares of
BlackRock, Inc. (2011-2015).
Director of iShares, Inc. (since 2024); Trustee of
iShares U.S. ETF Trust (since 2024).
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E. Kerrigan
(1955)
Trustee
(since 2005);
Independent
Board Chair (since
2022).
Chief Investment Officer, Santa Clara University (since 2002). Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011); Independent
Board Chair of iShares, Inc. and iShares U.S. ETF
Trust (since 2022).
Jane D. Carlin
(1956)
Trustee (since
2015); Risk
Committee Chair
(since 2016).
Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the
Nominating and Governance Committee (2017-2018) and Director of PHH Corporation
(mortgage solutions) (2012-2018); Managing Director and Global Head of Financial
Holding Company Governance & Assurance and the Global Head of Operational Risk
Management of Morgan Stanley (2006-2012).
Director of iShares, Inc. (since 2015); Trustee of
iShares U.S. ETF Trust (since 2015); Member of
the Audit Committee (since 2016), Chair of the
Audit Committee (since 2020) and Director of The
Hanover Insurance Group, Inc. (since 2016).
Richard L.
Fagnani
(1954)
Trustee (since
2017); Audit
Committee Chair
(since 2019).
Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
Laura F.
Fergerson
(1962)
Trustee (since
2024).
President, Franklin Templeton Services, LLC (2017-2024); Director of the Board
of Crocker Art Museum Association (since 2019); President, Crocker Art Museum
Foundation (2022-2023).
Director of iShares, Inc. (since 2024); Trustee of
iShares U.S. ETF Trust (since 2024).
Cecilia H.
Herbert
(1949)
Trustee (since
2005); Nominating
and Governance
and Equity Plus
Committee Chairs
(since 2022).
Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance,
Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET,
New York’s public media company (since 2011) and Member of the Audit Committee
(since 2018), Investment Committee (since 2011) and Personnel Committee (since
2022); Member of the Wyoming State Investment Funds Committee (since 2022);
Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director of the Jackson Hole Center for the Arts (since 2021).
Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011).

Trustee and Officer Information
(unaudited) (continued)

Trustee and Officer Information
Officers
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
James Lam
(1961)
Trustee (since
2024).
President, James Lam & Associates, Inc. (since 2002); Director of the FAIR Institute
(since 2020); adjunct professor at Carnegie Mellon University (since 2018); Member,
Zicklin School of Business Dean’s Council of Baruch College (since 2017); Director and Audit Committee Chair of RiskLens, Inc. (2018-2023); Director, Risk Oversight
Committee Chair and Audit Committee Member of E*TRADE Financial and E*TRADE
Bank (2012-2020).
Director of iShares, Inc. (since 2024); Trustee of
iShares U.S. ETF Trust (since 2024).
Drew E.
Lawton
(1959)
Trustee (since
2017); 15(c)
Committee Chair
(since 2017).
Senior Managing Director of New York Life Insurance Company (2010-2015). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017); Director of
Jackson Financial Inc. (since 2021).
John E.
Martinez
(1961)
Trustee (since
2003); Securities
Lending
Committee Chair
(since 2019).
Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera
Foundation (2017-2020); and Director of Reading Partners (2012-2016).
Director of iShares, Inc. (since 2003); Trustee of
iShares U.S. ETF Trust (since 2011).
Madhav V.
Rajan
(1964)
Trustee (since
2011); Fixed-
Income Plus
Committee Chair
(since 2019).
Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth
School of Business (since 2017); Advisory Board Member (since 2016) and Director
(since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research
in Security Prices, LLC (since 2020); Director of WellBe Senior Medical (since 2023);
Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of
Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-
2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford
University Graduate School of Business (2010-2016).
Director of iShares, Inc. (since 2011); Trustee of
iShares U.S. ETF Trust (since 2011).
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years
Jessica Tan
(1980)
President (since
2024).
Managing Director of BlackRock, Inc. (since 2015); Head of Global Product Solutions, Americas of BlackRock, Inc. (since 2024) and Head of Sustainable and Transition Solutions of BlackRock, Inc. (2022-2024); Global Head of Corporate Strategy of BlackRock, Inc. (2019-2022);
Chief of Staff to the CEO of BlackRock, Inc. (2017-2019).
Trent Walker
(1974)
Treasurer and
Chief Financial
Officer (since
2020).
Managing Director of BlackRock, Inc. (since 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds,
BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021).
Aaron Wasserman
(1974)
Chief Compliance
Officer (since
2023).
Managing Director of BlackRock, Inc. (since 2018); Chief Compliance Officer of the BlackRock Multi-Asset Complex, the BlackRock Fixed-
Income Complex and the iShares Complex (since 2023); Deputy Chief Compliance Officer for the BlackRock Multi-Asset Complex, the
BlackRock Fixed-Income Complex and the iShares Complex (2014-2023).
Marisa Rolland
(1980)
Secretary (since
2022).
Managing Director of BlackRock, Inc. (since 2023); Director of BlackRock, Inc. (2018-2022).
Rachel Aguirre
(1982)
Executive Vice
President (since
2022).
Managing Director of BlackRock, Inc. (since 2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering of
BlackRock, Inc. (since 2021); Co-Head of EII’s Americas Portfolio Engineering of BlackRock, Inc. (2020- 2021); Head of Developed Markets
Portfolio Engineering of BlackRock, Inc. (2016-2019).
Jennifer Hsui
(1976)
Executive Vice
President (since
2022).
Managing Director of BlackRock, Inc. (since 2009); Co-Head of Index Equity of BlackRock, Inc. (since 2022).
James Mauro
(1970)
Executive Vice
President (since
2022).
Managing Director of BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco
Core Portfolio Management of BlackRock, Inc. (since 2020).
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer.
Effective February 1, 2024, Salim Ramji resigned as a Trustee of the Trust.
Effective March 5, 2024, Stephen Cohen replaced Salim Ramji as a Trustee of the Trust.
Effective March 5, 2024, Dominik Rohé resigned as President of the Trust.
Effective March 5, 2024, Jessica Tan replaced Dominik Rohé as President of the Trust.
Effective April 8, 2024, Laura Fergerson was appointed as a Trustee of the Trust.
Effective April 8, 2024, James Lam was appointed as a Trustee of the Trust.
Independent Trustees
(continued)

General Information
2024
iShares Annual Report to Shareholders
26
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT are available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s  policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

iS-AR-411-0424
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management,
Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds.
BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

APRIL 30, 2024
2024 Annual Report
iShares Trust
iShares Morningstar Growth ETF | ILCG | NYSE Arca
iShares Morningstar Mid-Cap ETF | IMCB | NYSE Arca
iShares Morningstar Mid-Cap Growth ETF | IMCG | NYSE Arca
iShares Morningstar Small-Cap Growth ETF | ISCG | NYSE Arca
iShares Morningstar Small-Cap Value ETF | ISCV | NYSE Arca

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended April 30, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels.
A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’
advance was slower but still impressive. Meanwhile, both international developed market equities and emerging market stocks also gained, albeit at a notably slower pace than that of U.S. stocks.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period, and recent statements from the Fed seem to support this view. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, we believe there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term
U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
iShares.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of April 30, 2024
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
20.98% 22.66%
U.S. small cap equities
(Russell 2000
®
Index)
19.66 13.32
International equities
(MSCI Europe, Australasia,
Far East Index)
18.63 9.28
Emerging market equities
(MSCI Emerging Markets
Index)
15.40 9.88
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
2.66 5.36
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
3.66 (6.40)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
4.97 (1.47)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
7.06 2.08
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
8.99 9.01
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Market Overview
2024
iShares Annual Report To Shareholders

iShares Trust
Domestic Market Overview
U.S. stocks advanced for the 12 months ended April 30, 2024 (“reporting period”), when the Russell 3000
®
Index, a broad measure of U.S. equity market performance,
returned 22.30%. The economy showed notable resilience even as interest rates rose, and analysts’ optimism about the economy’s trajectory improved. Meanwhile, inflation decelerated notably, enabling a pause in monetary policy tightening and providing a supportive environment for equities.
The U.S. economy grew at a robust pace in 2023 despite concerns about the impact of higher interest rates on growth. The U.S. consumer helped to power the expansion, as consumer spending continued to grow in both nominal and real (inflation-adjusted) terms. Consumers were emboldened by a strong labor market, as employers continued to add jobs, and average hourly wages increased notably. Higher asset values also supported consumer spending, as both home prices and strong equity performance increased household net worth. Government spending also stimulated the economy, as the federal deficit increased amid rising expenditures, while state and local governments also boosted spending to fill personnel vacancies.
While consumer sentiment rose amid healthy household balance sheets and an improving economy, it remained below pre-pandemic levels, as elevated inflation and high interest rates weighed on consumers’ outlook. Inflation declined early in the reporting period, decreasing from 4.1% in May 2023 to 3% in June 2023, but remained stubbornly persistent thereafter, fluctuating between 3% and 4%, above the pre-pandemic average. While improved supply chains eased goods inflation, the tight labor market kept labor costs near record highs, and growing services inflation was a significant driver of inflation’s overall persistence.
To counteract inflation, the U.S. Federal Reserve (“Fed”) raised interest rates twice early in the reporting period, to the highest level since 2001. However, the Fed paused its interest rate increases thereafter as inflation edged down, keeping interest rates steady after its July 2023 meeting. The Fed also continued to decrease the size of its balance sheet by reducing the store of U.S. Treasuries it had accumulated to stabilize markets in the early phases of the coronavirus pandemic. While investors closely watched the
Fed for signs of a shift toward lower interest rates, tenacious inflation later in the reporting period led investors to limit their expectations.
The strong economy supported corporate profits, which grew substantially in the last three quarters of 2023. Despite higher input costs, companies were able to raise prices sufficiently to widen profit margins, as the U.S. consumer continued to spend. Firms increasingly kept assets in short-term investments that earned higher yields due to elevated interest rates. This helped to mitigate the negative impact of higher borrowing costs, which drove a rise in interest expense. Innovations in computing also drove enthusiasm for equities, as new technologies drove hopes for economy-wide improvements in productivity.
Despite the strong economic conditions during the reporting period, analysts noted several areas of caution about potential disruptions to markets. Geopolitical tensions were high amid Russia’s ongoing invasion of Ukraine and fighting in Gaza following Hamas’ terrorist attack on Israel. Missile attacks on a major shipping lane in the Middle
East raised concerns about a wider conflict while disrupting some supply chains. While inflation declined during the reporting period, it remained more persistent than some analysts expected, raising concerns about the effect of continued inflation on the Fed’s interest rate policy.

Fund Summary
as of April 30, 2024

Fund Summary
iShares
®
Morningstar Growth ETF
Investment Objective
The iShares Morningstar Growth ETF (the “ Fund ” ) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Morningstar
®
US Large-Mid Cap Broad Growth Index
SM
(the “ Index ” ). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through March 21, 2021 reflects the performance of the Morningstar
®
US
Large
Growth
Index
SM
. Index performance beginning on March 22, 2021 reflects
the performance of the Morningstar
®
US Large-Mid Cap Broad Growth Index
SM
.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 30.35% 14 .33% 14.51% 30.35% 95.33% 287.75%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 30.31 14.33 14.52 30.31 95.31 287.87
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 30.37 14.45 14.80 30.37 96.39 297.62
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,238.90 $ 0.22 $ 1,000.00 $ 1,024.66 $ 0.20 0.04%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2024 (continued)
2024
iShares Annual Report To Shareholders

iShares
®
Morningstar Growth ETF
Portfolio Management Commentary
Growth-oriented large- and mid-capitalization U.S. stocks advanced strongly for the reporting period, as receding inflation, shifting monetary policy, and robust U.S. economic growth supported equities. Growth stocks benefited from strong corporate earnings and the resilience of the U.S. economy in the face of higher interest rates.
The information technology sector was the largest contributor to the Index’s return amid notable innovations in artificial intelligence (“AI”) technology. Rapid advances in generative AI, which allows users to generate outputs using simple natural language queries, drove investor enthusiasm for products and technologies associated with
AI. The semiconductors industry gained the most, as companies purchased specialized chips to provide computing capacity for AI applications, which require substantial processing power. In some cases corporations set up separate budgetary allocations to expedite increased investment in AI technologies. Consequently, industry revenue and earnings grew rapidly. Additionally, the semiconductors industry continued to invest in building the next generation of processors for AI applications, further supporting stock prices.
The software and services industry also advanced, driven by strength among systems software companies. Enthusiasm for AI products benefited a large company in the industry with a significant investment in a prominent consumer-facing AI platform. Integration of AI into already existing productivity software and cloud services also propelled gains, as many customers adopted new AI features to automate certain tasks.
The consumer discretionary sector also contributed to the Index’s performance, as consumers increased their spending at a robust pace, buoyed by strong household balance sheets, higher wages, and elevated asset prices. Higher online sales and new AI cloud services drove gains in the broadline retail industry amid strong revenue and earnings growth. Advertising revenue also increased, helped by growth in online streaming advertising.
Portfolio Information
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Information Technology ............................. 45.1%
Consumer Discretionary ............................ 14.5
Communication Services ............................ 9.7
Health Care .................................... 8.9
Industrials ...................................... 7.4
Financials ...................................... 7.1
Consumer Staples ................................ 2.3
Real Estate ..................................... 2.2
Materials ...................................... 1.2
Energy ........................................ 1.0
Utilities ........................................ 0.6
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Micros oft Corp. ................................... 12.7%
Apple, Inc. ...................................... 10.9
NVIDIA Corp. .................................... 9.1
Amazon.com, Inc. ................................. 7.2
Eli Lilly & Co. .................................... 2.9
Alphabet, Inc., Class A .............................. 2.6
Meta Platforms, Inc., Class A .......................... 2.5
Alphabet, Inc., Class C, NVS .......................... 2.4
Tesla, Inc. ....................................... 2.2
Visa, Inc., Class A ................................. 1.9
(a)
Excludes money market funds.

Fund Summary
as of April 30, 2024

Fund Summary
iShares
®
Morningstar Mid-Cap ETF
Investment Objective
The iShares Morningstar Mid-Cap ETF (the “ Fund ” ) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the
Morningstar
®
US Mid Cap Index
SM
(the “ Index ” ). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through March 21, 2021 reflects the performance of the Morningstar
®
US Mid Core Index
SM
. Index performance beginning on March 22, 2021 reflects the performance of the Morningstar
®
US Mid Cap Index
SM
.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16.78% 8.66% 9.19% 16.78% 51.47% 140.81%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16.85 8.68 9.20 16.85 51.62 141.10
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16.81 8.77 9.38 16.81 52.27 145 .02
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,223.80 $ 0.22 $ 1,000.00 $ 1,024.66 $ 0.20 0.04%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2024 (continued)
2024
iShares Annual Report To Shareholders

iShares
®
Morningstar Mid-Cap ETF
Portfolio Management Commentary
Mid-capitalization U.S. stocks advanced strongly for the reporting period, as receding inflation, shifting monetary policy, and robust U.S. economic growth supported equities.
The industrials sector contributed the most to the Index’s performance. Strong economic growth bolstered stocks in the sector, which is sensitive to overall conditions in the broader economy. This supportive backdrop led to investor confidence that demand would continue to expand, boosting earnings in the sector. Moderating inflation also helped the sector by reducing cost pressures and allowing companies to maintain profitability. The capital goods industry was the leading source of strength, as spending on factory construction increased following passage of federal legislation granting subsidies for certain types of production facilities. The surge in manufacturing construction benefited makers of machinery and building products.
The information technology sector was another significant contributor to the Index’s return, led by the application software industry. Robust sales of data analytics software boosted the industry, propelling revenue above analysts’ targets. The award of a nine-figure contract from the U.S. Army for tactical intelligence software bolstered optimism surrounding the industry. Artificial intelligence (“AI”)-enabled products also helped drive software sales higher. The technology hardware, storage, and peripherals industry also gained, as investor enthusiasm for AI drove sharp stock price increases for manufacturers of servers used in processing generative AI applications.
The financials sector also contributed to the Index’s performance, as interest rates rose to the highest levels in 22 years while the economy remained fundamentally healthy.
The capital markets industry advanced, benefiting from growing institutional acceptance of cryptocurrencies, which promoted increased transactions and drove revenues at cryptocurrency trading platforms. Meanwhile, higher premiums, greater income from investments amid higher bond yields, and slowing inflation in claim costs benefited the property and casualty insurance industry.
Portfolio Information
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Industrials ...................................... 18.1%
Information Technology ............................. 15.0
Financials ...................................... 13.6
Health Care .................................... 9.8
Consumer Discretionary ............................ 9.0
Real Estate ..................................... 7.7
Consumer Staples ................................ 7.0
Utilities ........................................ 7.0
Materials ...................................... 5.8
Energy ........................................ 4.6
Communication Services ............................ 2.4
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Trane Technologies plc .............................. 0.7%
Crowdstrike Holdings, Inc., Class A ...................... 0.7
NXP Semiconductors NV ............................ 0.7
TransDigm Group, Inc. .............................. 0.7
Constellation Energy Corp. ........................... 0.6
Marvell Technology, Inc. ............................. 0.6
PACCAR, Inc. .................................... 0.6
Capital One Financial Corp. ........................... 0.5
Welltower, Inc. .................................... 0.5
Carrier Global Corp. ................................ 0.5
(a)
Excludes money market funds.

Fund Summary
as of April 30, 2024

Fund Summary
iShares
®
Morningstar Mid-Cap Growth ETF
Investment Objective
The iShares Morningstar Mid-Cap Growth ETF (the “ Fund ” ) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Morningstar
®
US Mid Cap Broad Growth Index
SM
(the “ Index ” ). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through March 21, 2021 reflects the performance of the Morningstar
®
US Mid Growth Index
SM
. Index performance beginning on March 22, 2021 reflects
the performance of the Morningstar
®
US Mid Cap Broad Growth Index
SM
.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18.84% 10.95% 11.43% 18.84% 68.15% 195.17%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18.79 10.94 11.43 18.79 68.09 195.22
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18.89 11.11 11.64 18.89 69.35 200.68
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,237.80 $ 0.33 $ 1,000.00 $ 1,024.57 $ 0.30 0.06%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2024 (continued)
2024
iShares Annual Report To Shareholders

iShares
®
Morningstar Mid-Cap Growth ETF
Portfolio Management Commentary
Growth-oriented mid-capitalization U.S. stocks advanced strongly for the reporting period, as receding inflation, shifting monetary policy, and robust U.S. economic growth supported equities. The information technology sector contributed the most to the Index’s return. The software industry drove the largest gains, as the U.S. economy continued to expand and the Fed paused its interest rate increases. Sales of cybersecurity software grew substantially, as continued attacks on corporate systems and costly data breaches supported strong demand. Increased security breaches of data stored in the cloud made cybersecurity spending more resilient than other aspects of corporate technology budgets, benefiting industry sales. Robust sales of data analytics software also boosted the industry, as strong demand raised revenue above analysts’ targets.
The award of a nine-figure contract from the U.S. Army for tactical intelligence software bolstered optimism surrounding the industry. Artificial intelligence-enabled products also helped drive software sales higher.
The industrials sector was another significant contributor to the Index’s performance. Strong economic growth bolstered stocks in the sector, which is sensitive to overall conditions in the broader economy. This supportive backdrop led to investor confidence that demand would continue to expand, boosting earnings in the sector. Moderating inflation also helped the sector by reducing cost pressures and allowing companies to maintain profitability. The capital goods industry was the leading source of strength, as spending on factory construction increased following passage of federal legislation granting subsidies for certain types of production facilities. The surge in manufacturing construction benefited makers of machinery, manufacturing equipment, building products, and tools.
On the downside, the healthcare sector detracted from the Index’s return, driven by the biotechnology industry. Investors reacted negatively to news the Food and Drug
Administration rejected a heart disease treatment and to increased competition for core products.
Portfolio Information
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Industrials ...................................... 24.4%
Information Technology ............................. 21.4
Health Care .................................... 10.7
Financials ...................................... 9.7
Consumer Discretionary ............................ 9.3
Real Estate ..................................... 7.3
Consumer Staples ................................ 5.3
Communication Services ............................ 3.3
Energy ........................................ 3.1
Materials ...................................... 2.9
Utilities ........................................ 2.6
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Trane Technologies plc .............................. 1.5%
Crowdstrike Holdings, Inc., Class A ...................... 1.3
TransDigm Group, Inc. .............................. 1.3
Constellation Energy Corp. ........................... 1.2
Marvell Technology, Inc. ............................. 1.1
Workday, Inc., Class A .............................. 1.0
Edwards Lifesciences Corp. .......................... 1.0
Dexcom, Inc. ..................................... 1.0
Hilton Worldwide Holdings, Inc. ........................ 0.9
Autodesk, Inc. .................................... 0.9
(a)
Excludes money market funds.

Fund Summary
as of April 30, 2024

Fund Summary
iShares
®
Morningstar Small-Cap Growth ETF
Investment Objective
The iShares Morningstar Small-Cap Growth ETF (the “ Fund ” ) seeks to track the investment results of an index composed of small-capitalization U.S. equities, that exhibit growth characteristics, as represented by the Morningstar
®
US Small Cap Broad Growth Extended Index
SM
(the “ Index ” ). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through March 21, 2021 reflects the performance of the Morningstar
®
US Small Growth
Index
SM
. Index performance beginning on March 22, 2021 reflects
the performance of the Morningstar
®
US Small Cap Broad Growth Extended Index
SM
.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14.57% 5.58% 8.24% 14.57% 31.22% 120.71%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14.82 5.63 8.26 14.82 31.51 121.12
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14.46 5.58 8.28 14.46 31.17 121.61
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,213.40 $ 0.33 $ 1,000.00 $ 1,024.57 $ 0.30 0.06%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2024 (continued)
2024
iShares Annual Report To Shareholders

iShares
®
Morningstar Small-Cap Growth ETF
Portfolio Management Commentary
Growth-oriented small-capitalization U.S. stocks advanced strongly for the reporting period, as receding inflation, shifting monetary policy, and robust U.S. economic growth supported equities. Growth stocks benefited from strong corporate earnings and the resilience of the U.S. economy in the face of higher interest rates.
The industrials sector was the largest contributor to the Index’s performance. Strong economic growth bolstered stocks in the sector, which is sensitive to overall conditions in the broader economy. This supportive backdrop led to investor confidence that demand would continue to expand, boosting earnings in the sector. Moderating inflation also helped the sector by reducing cost pressures and allowing companies to maintain profitability. The capital goods industry was the leading source of strength, as spending on factory construction increased following passage of federal legislation granting subsidies for certain types of production facilities. The surge in manufacturing construction benefited makers of building products, machinery, manufacturing equipment, and tools. Construction and engineering firms also benefited from increased construction activity, as robust sales of heating, ventilation, air-conditioning, and electrical contracting services and products drove strong earnings growth.
The information technology sector was another significant contributor to the Index’s return. The software industry advanced, as the U.S. economy continued to expand and the Fed paused its interest rate increases. The rising price of cryptocurrencies late in the reporting period buoyed the stock price of a software company with substantial cryptocurrency assets. Amid growth in cloud computing, strong revenue from a multi-cloud software platform designed to simplify integration of products from different vendors bolstered the industry’s earnings. Use of generative artificial intelligence in a business data search product also generated investor enthusiasm and supported the industry.
Portfolio Information
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Industrials ...................................... 23.2%
Health Care .................................... 18.6
Information Technology ............................. 18.4
Consumer Discretionary ............................ 11.8
Financials ...................................... 8.5
Real Estate ..................................... 4.8
Materials ...................................... 4.1
Consumer Staples ................................ 3.4
Communication Services ............................ 3.2
Energy ........................................ 3.1
Utilities ........................................ 0.9
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
MicroStrategy, Inc., Class A ........................... 0.7%
Shockwave Medical, Inc. ............................. 0.6
Sarepta Therapeutics, Inc. ............................ 0.6
Natera, Inc. ...................................... 0.5
Comfort Systems USA, Inc. ........................... 0.5
Wingstop, Inc. .................................... 0.5
Advanced Drainage Systems, Inc. ...................... 0.5
Texas Roadhouse, Inc. .............................. 0.5
Tetra Tech, Inc. ................................... 0.5
Catalent, Inc. .................................... 0.5
(a)
Excludes money market funds.

Fund Summary
as of April 30, 2024

Fund Summary
iShares
®
Morningstar Small-Cap Value ETF
Investment Objective
The iShares Morningstar Small-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the Morningstar
®
US Small Cap Broad Value Extended Index
SM
(the “ Index ” ). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through March 21, 2021 reflects the performance of the Morningstar
®
US Small Cap Value Index
SM
. Index performance beginning on March 22, 2021
reflects the performance of the Morningstar
®
US Small Cap Broad Value Extended Index
SM
.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13.85% 6.05% 5.88% 13.85% 34.12% 77.13%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14.01 6.06 5.88 14.01 34.20 77.15
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13.84 6.17 6.06 13.84 34.92 80.05
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,187.40 $ 0.33 $ 1,000.00 $ 1,024.57 $ 0.30 0.06%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2024 (continued)
2024
iShares Annual Report To Shareholders

iShares
®
Morningstar Small-Cap Value ETF
Portfolio Management Commentary
Value-oriented small-capitalization U.S. stocks advanced for the reporting period, as receding inflation, shifting monetary policy, and robust U.S. economic growth supported equities. The financials sector contributed the most to the Index’s return, led by the financial services industry. Transaction and payment processors benefited from the expansion of consumer financing offerings into retail checkout, and strong equity markets led to higher annuity account value for an annuity provider. Mortgage servicing companies also gained, as servicing revenue rose, offsetting weaker revenue from mortgage originations amid higher mortgage rates. The capital markets industry advanced, helped by strong revenue from advisory services related to several high-profile merger and acquisition deals. Additionally, regional bank stocks gained, as investor sentiment recovered following a prominent regional bank failure at the beginning of the reporting period. The shift in the Fed’s monetary policy bolstered the industry, as investors anticipated that looser financial conditions would benefit regional banks.
The industrials sector also contributed to the Index’s performance. Strong economic growth increased investor confidence that demand would continue to expand, boosting earnings in the sector. Moderating inflation also helped the sector by reducing cost pressures, allowing companies to maintain profitability. The capital goods industry was the leading source of strength, as spending on factory construction increased following passage of federal legislation granting subsidies for certain types of production facilities.
The surge in manufacturing construction benefited makers of machinery, manufacturing equipment, building products, and tools.
Consumers increased their spending at a robust pace, driving substantial gains in the consumer discretionary sector. Strong consumer spending and a debt restructuring deal strengthened the financial position of a used car retailer in the specialty retail industry. Homebuilding stocks also gained, as low inventories for existing homes propelled strong demand for new home construction.
Portfolio Information
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Financials ...................................... 26.4%
Consumer Discretionary ............................ 17.5
Industrials ...................................... 14.4
Real Estate ..................................... 7.6
Materials ...................................... 7.1
Health Care .................................... 7.0
Energy ........................................ 6.2
Information Technology ............................. 5.5
Utilities ........................................ 3.3
Communication Services ............................ 2.7
Consumer Staples ................................ 2.3
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Toll Brothers, Inc. .................................. 0.6%
Dick's Sporting Goods, Inc. ........................... 0.6
Tenet Healthcare Corp. .............................. 0.6
East West Bancorp, Inc. ............................. 0.5
Ally Financial, Inc. ................................. 0.5
Bath & Body Works, Inc. ............................. 0.5
Fortune Brands Innovations, Inc. ....................... 0.5
Tapestry, Inc. ..................................... 0.5
Carvana Co., Class A ............................... 0.4
First Horizon Corp. ................................. 0.4
(a)
Excludes money market funds.

About Fund Performance

About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2024
iShares Annual Report to Shareholders
Schedule of Investments
April 30, 2024
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.2%
Axon Enterprise, Inc.
(a)
................ 6,289 $ 1,972,608
General Electric Co. .................. 63,648 10,299,519
HEICO Corp.
(b)
..................... 3,730 773,602
HEICO Corp. , Class A ................. 6,680 1,107,878
Howmet Aerospace, Inc. ............... 34,252 2,286,321
Huntington Ingalls Industries, Inc. ......... 1,988 550,537
Textron, Inc. ....................... 8,401 710,641
TransDigm Group, Inc. ................ 4,678 5,838,284
23,539,390
Air Freight & Logistics — 0.0%
Expeditors International of Washington, Inc. .. 5,252 584,600
Automobile Components — 0.1%
Aptiv plc
(a)
......................... 24,877 1,766,267
Automobiles — 2.2%
(a)
Lucid Group, Inc.
(b)
................... 77,006 196,365
Tesla, Inc. ......................... 244,785 44,864,195
45,060,560
Banks — 0.1%
First Citizens BancShares, Inc. , Class A ..... 1,055 1,779,532
Beverages — 0.6%
Brown-Forman Corp. , Class A ........... 4,558 223,661
Brown-Forman Corp. , Class B, NVS ....... 26,815 1,283,098
Celsius Holdings, Inc.
(a)
................ 12,787 911,329
Constellation Brands, Inc. , Class A ........ 8,220 2,083,441
Monster Beverage Corp.
(a)
.............. 68,591 3,666,189
PepsiCo, Inc. ...................... 25,989 4,571,725
12,739,443
Biotechnology — 0.8%
(a)
Alnylam Pharmaceuticals, Inc. ........... 10,719 1,543,000
BioMarin Pharmaceutical, Inc. ........... 16,566 1,337,870
Exact Sciences Corp.
(b)
................ 15,920 944,852
Incyte Corp. ....................... 16,277 847,218
Neurocrine Biosciences, Inc. ............ 8,629 1,186,833
Regeneron Pharmaceuticals, Inc. ......... 2,113 1,881,965
Vertex Pharmaceuticals, Inc. ............ 22,735 8,930,535
16,672,273
Broadline Retail — 7.7%
Amazon.com, Inc.
(a)
.................. 828,316 144,955,300
Coupang, Inc. , Class A
(a)
............... 64,815 1,458,337
eBay, Inc. ......................... 17,853 920,144
Etsy, Inc.
(a)
........................ 6,516 447,454
MercadoLibre, Inc.
(a)
.................. 4,310 6,286,997
154,068,232
Building Products — 0.7%
A O Smith Corp. .................... 6,630 549,229
Allegion plc ........................ 3,939 478,825
Carlisle Cos., Inc. ................... 4,346 1,687,335
Carrier Global Corp. .................. 35,425 2,178,283
Johnson Controls International plc ........ 30,149 1,961,796
Lennox International, Inc. .............. 2,851 1,321,210
Trane Technologies plc ................ 20,035 6,357,907
14,534,585
Capital Markets — 1.4%
Ameriprise Financial, Inc. .............. 5,114 2,105,894
Ares Management Corp. , Class A ......... 14,691 1,955,225
Coinbase Global, Inc. , Class A
(a)
.......... 15,099 3,079,139
FactSet Research Systems, Inc. .......... 3,348 1,395,748
Security
Shares
Shares Value
Capital Markets (continued)
Interactive Brokers Group, Inc. , Class A ..... 9,374 $ 1,079,135
Intercontinental Exchange, Inc. .......... 12,838 1,653,021
LPL Financial Holdings, Inc. ............. 6,651 1,789,984
MarketAxess Holdings, Inc. ............. 3,331 666,500
Moody's Corp. ...................... 8,562 3,170,765
Morningstar, Inc. .................... 2,342 661,966
MSCI, Inc. ........................ 7,002 3,261,461
Nasdaq, Inc. ....................... 11,081 663,198
Raymond James Financial, Inc. .......... 7,601 927,322
S&P Global, Inc. .................... 12,237 5,088,512
Tradeweb Markets, Inc. , Class A .......... 9,608 977,230
28,475,100
Chemicals — 0.8%
Air Products & Chemicals, Inc. ........... 4,384 1,036,114
Corteva, Inc. ....................... 23,805 1,288,565
DuPont de Nemours, Inc. .............. 19,858 1,439,705
Ecolab, Inc. ....................... 11,878 2,686,210
Linde plc ......................... 13,035 5,747,914
PPG Industries, Inc. .................. 11,211 1,446,219
RPM International, Inc. ................ 6,885 736,075
Sherwin-Williams Co. (The) ............. 5,998 1,797,061
Westlake Corp. ..................... 1,501 221,187
16,399,050
Commercial Services & Supplies — 0.7%
Cintas Corp. ....................... 5,260 3,462,868
Clean Harbors, Inc.
(a)
................. 2,910 551,300
Copart, Inc.
(a)
...................... 73,285 3,980,108
Republic Services, Inc. ................ 7,118 1,364,521
Rollins, Inc. ........................ 25,934 1,155,619
Veralto Corp. ....................... 13,036 1,221,212
Waste Management, Inc. ............... 9,650 2,007,393
13,743,021
Communications Equipment — 0.4%
Arista Networks, Inc.
(a)
................ 22,503 5,773,370
F5, Inc.
(a)
......................... 2,207 364,839
Motorola Solutions, Inc. ............... 7,952 2,696,921
8,835,130
Construction & Engineering — 0.2%
AECOM .......................... 4,448 410,817
EMCOR Group, Inc. .................. 2,476 884,353
Quanta Services, Inc. ................. 9,362 2,420,639
WillScot Mobile Mini Holdings Corp.
(a)
...... 16,166 597,495
4,313,304
Construction Materials — 0.3%
Martin Marietta Materials, Inc. ........... 5,479 3,216,557
Vulcan Materials Co. ................. 11,315 2,915,083
6,131,640
Consumer Finance — 0.1%
Discover Financial Services ............. 11,407 1,445,609
Consumer Staples Distribution & Retail — 1.1%
BJ's Wholesale Club Holdings, Inc.
(a)
....... 4,523 337,778
Casey's General Stores, Inc. ............ 2,287 730,879
Costco Wholesale Corp. ............... 20,116 14,541,856
Dollar Tree, Inc.
(a)
.................... 6,904 816,398
Performance Food Group Co.
(a)
.......... 13,669 927,852
Sysco Corp. ....................... 43,981 3,268,668
US Foods Holding Corp.
(a)
.............. 12,905 648,476
21,271,907

Schedule of Investments
(continued)
April 30, 2024
iShares
®
Morningstar Growth ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Containers & Packaging — 0.1%
Avery Dennison Corp. ................. 2,999 $ 651,623
Ball Corp. ......................... 8,910 619,869
Crown Holdings, Inc. ................. 4,047 332,137
1,603,629
Distributors — 0.1%
Genuine Parts Co. ................... 4,845 761,683
LKQ Corp. ........................ 7,103 306,352
Pool Corp. ........................ 1,695 614,488
1,682,523
Diversified Consumer Services — 0.0%
Service Corp. International ............. 3,978 285,262
Electric Utilities — 0.3%
Constellation Energy Corp. ............. 27,142 5,046,783
NRG Energy, Inc. .................... 7,809 567,480
5,614,263
Electrical Equipment — 0.7%
AMETEK, Inc. ...................... 20,296 3,544,899
Eaton Corp. plc ..................... 13,283 4,227,447
Hubbell, Inc. ....................... 4,390 1,626,583
Regal Rexnord Corp. ................. 2,343 378,090
Rockwell Automation, Inc. .............. 10,182 2,758,915
Vertiv Holdings Co. , Class A ............ 28,578 2,657,754
15,193,688
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. , Class A .............. 19,450 2,348,977
CDW Corp. ........................ 11,881 2,873,539
Flex Ltd.
(a) (b)
....................... 17,096 489,800
Jabil, Inc. ......................... 7,370 864,943
Keysight Technologies, Inc.
(a)
............ 7,425 1,098,455
TE Connectivity Ltd. .................. 12,510 1,769,915
Teledyne Technologies, Inc.
(a)
............ 2,486 948,359
Trimble, Inc.
(a)
...................... 11,191 672,243
Zebra Technologies Corp. , Class A
(a)
....... 2,100 660,576
11,726,807
Energy Equipment & Services — 0.4%
Baker Hughes Co. , Class A ............. 53,206 1,735,580
Halliburton Co. ..................... 78,801 2,952,673
Schlumberger NV ................... 59,504 2,825,250
7,513,503
Entertainment — 1.8%
Electronic Arts, Inc. .................. 12,913 1,637,627
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
........................... 2,024 126,035
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a)
....................... 18,084 1,265,337
Live Nation Entertainment, Inc.
(a)
......... 12,405 1,102,928
Netflix, Inc.
(a)
....................... 38,233 21,052,619
ROBLOX Corp. , Class A
(a)
.............. 42,678 1,517,630
Take-Two Interactive Software, Inc.
(a)
....... 13,940 1,990,771
Walt Disney Co. (The) ................ 63,120 7,012,632
35,705,579
Financial Services — 4.2%
Apollo Global Management, Inc. .......... 20,059 2,173,994
Block, Inc. , Class A
(a)
................. 49,033 3,579,409
Corpay, Inc.
(a) (b)
..................... 3,681 1,112,177
Fiserv, Inc.
(a)
....................... 16,022 2,446,079
Global Payments, Inc. ................ 11,063 1,358,205
Jack Henry & Associates, Inc. ........... 6,415 1,043,656
Mastercard, Inc. , Class A ............... 73,215 33,034,608
PayPal Holdings, Inc.
(a)
................ 19,929 1,353,578
Security
Shares
Shares Value
Financial Services (continued)
Visa, Inc. , Class A
(b)
.................. 139,675 $ 37,518,102
83,619,808
Food Products — 0.2%
Hershey Co. (The) ................... 13,194 2,558,580
Hormel Foods Corp. .................. 8,200 291,592
Lamb Weston Holdings, Inc. ............ 12,746 1,062,252
McCormick & Co., Inc. , NVS ............ 12,200 927,932
4,840,356
Gas Utilities — 0.0%
Atmos Energy Corp. .................. 3,864 455,566
Ground Transportation — 0.7%
JB Hunt Transport Services, Inc. ......... 6,950 1,129,862
Old Dominion Freight Line, Inc. .......... 16,734 3,040,735
Saia, Inc.
(a)
........................ 2,337 927,392
Uber Technologies, Inc.
(a)
.............. 128,253 8,499,326
U-Haul Holding Co.
(a)
................. 436 27,568
U-Haul Holding Co. , NVS .............. 3,773 231,361
XPO, Inc.
(a)
........................ 5,231 562,123
14,418,367
Health Care Equipment & Supplies — 2.1%
Align Technology, Inc.
(a)
................ 3,813 1,076,715
Boston Scientific Corp.
(a)
............... 64,861 4,661,560
Cooper Cos., Inc. (The) ............... 10,010 891,491
Dexcom, Inc.
(a)
..................... 33,573 4,276,864
Edwards Lifesciences Corp.
(a)
........... 53,258 4,509,355
GE HealthCare Technologies, Inc. ........ 15,166 1,156,256
IDEXX Laboratories, Inc.
(a)
.............. 7,261 3,577,930
Insulet Corp.
(a)
...................... 6,148 1,057,087
Intuitive Surgical, Inc.
(a)
................ 29,414 10,901,417
ResMed, Inc. ...................... 12,953 2,771,812
STERIS plc ........................ 8,785 1,797,060
Stryker Corp. ...................... 14,014 4,715,711
Teleflex, Inc. ....................... 1,551 323,771
41,717,029
Health Care Providers & Services — 1.0%
Cardinal Health, Inc. .................. 9,021 929,524
Chemed Corp. ...................... 906 514,608
Humana, Inc. ...................... 2,772 837,394
Molina Healthcare, Inc.
(a)
............... 3,141 1,074,536
UnitedHealth Group, Inc. ............... 33,269 16,092,215
19,448,277
Health Care REITs — 0.2%
Healthpeak Properties, Inc. ............. 19,639 365,482
Ventas, Inc. ....................... 13,977 618,901
Welltower, Inc. ...................... 30,020 2,860,306
3,844,689
Health Care Technology — 0.1%
Veeva Systems, Inc. , Class A
(a)
.......... 12,857 2,552,886
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc. ............. 59,306 1,119,104
Hotels, Restaurants & Leisure — 2.8%
Airbnb, Inc. , Class A
(a)
................. 36,329 5,760,690
Booking Holdings, Inc. ................ 1,794 6,192,942
Caesars Entertainment, Inc.
(a)
........... 8,878 318,010
Chipotle Mexican Grill, Inc.
(a)
............ 2,211 6,985,876
Churchill Downs, Inc. ................. 6,181 797,349
Darden Restaurants, Inc. .............. 4,946 758,766
Domino's Pizza, Inc. .................. 3,058 1,618,508
DoorDash, Inc. , Class A
(a)
.............. 24,497 3,166,482

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
DraftKings, Inc. , Class A
(a)
.............. 41,090 $ 1,707,700
Expedia Group, Inc.
(a)
................. 6,449 868,229
Hilton Worldwide Holdings, Inc. .......... 20,856 4,114,472
Las Vegas Sands Corp. ............... 26,912 1,193,816
Marriott International, Inc. , Class A ........ 13,340 3,149,974
McDonald's Corp. ................... 24,060 6,569,342
MGM Resorts International
(a)
............ 24,536 967,700
Royal Caribbean Cruises Ltd.
(a)
.......... 11,413 1,593,597
Starbucks Corp. ..................... 59,027 5,223,299
Vail Resorts, Inc. .................... 1,787 338,404
Wynn Resorts Ltd. ................... 8,473 776,550
Yum! Brands, Inc. ................... 24,859 3,511,334
55,613,040
Household Durables — 0.0%
Garmin Ltd. ........................ 6,048 873,755
Household Products — 0.2%
Church & Dwight Co., Inc. .............. 15,164 1,636,044
Clorox Co. (The) .................... 4,734 700,016
Kimberly-Clark Corp. ................. 11,677 1,594,261
3,930,321
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp. ....................... 15,240 1,155,802
Industrial REITs — 0.2%
Prologis, Inc. ....................... 30,971 3,160,590
Rexford Industrial Realty, Inc. ........... 17,322 741,555
3,902,145
Insurance — 1.4%
American Financial Group, Inc. .......... 2,290 292,547
Aon plc , Class A .................... 7,295 2,057,263
Arch Capital Group Ltd.
(a)
.............. 21,031 1,967,240
Arthur J Gallagher & Co. ............... 10,776 2,529,019
Brown & Brown, Inc. .................. 20,542 1,674,995
Cincinnati Financial Corp. .............. 7,158 828,109
Erie Indemnity Co. , Class A, NVS ......... 2,218 848,740
Everest Group Ltd. ................... 1,814 664,668
Markel Group, Inc.
(a)
.................. 708 1,032,547
Marsh & McLennan Cos., Inc. ........... 20,753 4,138,771
Progressive Corp. (The) ............... 36,959 7,696,712
RenaissanceRe Holdings Ltd. ........... 2,435 533,874
Travelers Cos., Inc. (The) .............. 7,636 1,620,054
Willis Towers Watson plc ............... 4,559 1,144,947
WR Berkley Corp. ................... 11,690 899,779
27,929,265
Interactive Media & Services — 7.6%
Alphabet, Inc. , Class A
(a)
............... 321,105 52,269,472
Alphabet, Inc. , Class C, NVS
(a)
........... 287,996 47,415,661
Match Group, Inc.
(a)
.................. 23,315 718,568
Meta Platforms, Inc. , Class A ............ 115,855 49,837,345
Pinterest, Inc. , Class A
(a)
............... 48,630 1,626,674
Snap, Inc. , Class A, NVS
(a)
............. 53,993 812,595
152,680,315
IT Services — 1.1%
Accenture plc , Class A ................ 13,926 4,190,473
Akamai Technologies, Inc.
(a)
............. 6,598 665,936
Cloudflare, Inc. , Class A
(a)
.............. 26,051 2,276,857
EPAM Systems, Inc.
(a)
................. 5,081 1,195,356
Gartner, Inc.
(a)
...................... 6,716 2,770,955
GoDaddy, Inc. , Class A
(a)
............... 11,540 1,412,265
MongoDB, Inc. , Class A
(a) (b)
............. 5,841 2,133,016
Okta, Inc. , Class A
(a)
.................. 13,800 1,283,124
Security
Shares
Shares Value
IT Services (continued)
Snowflake, Inc. , Class A
(a)
.............. 27,079 $ 4,202,661
Twilio, Inc. , Class A
(a)
................. 14,881 891,074
VeriSign, Inc.
(a)
..................... 7,802 1,322,283
22,344,000
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc. .............. 24,883 3,409,966
Bio-Rad Laboratories, Inc. , Class A
(a)
....... 812 219,037
Bio-Techne Corp. .................... 13,924 880,136
Bruker Corp. ....................... 8,431 657,702
Charles River Laboratories International, Inc.
(a)
1,924 440,596
Illumina, Inc.
(a)
...................... 5,707 702,246
IQVIA Holdings, Inc.
(a)
................. 10,563 2,448,187
Mettler-Toledo International, Inc.
(a)
........ 1,915 2,354,876
Thermo Fisher Scientific, Inc. ............ 10,379 5,902,745
Waters Corp.
(a)
..................... 3,296 1,018,596
West Pharmaceutical Services, Inc. ....... 6,275 2,243,187
20,277,274
Machinery — 1.5%
Caterpillar, Inc. ..................... 10,920 3,653,504
Cummins, Inc. ...................... 5,281 1,491,830
Deere & Co. ....................... 7,356 2,879,212
Dover Corp. ....................... 6,925 1,241,652
Fortive Corp. ....................... 18,502 1,392,646
Graco, Inc. ........................ 14,843 1,190,409
IDEX Corp. ........................ 6,495 1,431,888
Ingersoll Rand, Inc. .................. 33,526 3,128,646
Lincoln Electric Holdings, Inc. ........... 5,037 1,105,773
Nordson Corp. ...................... 4,526 1,168,568
Otis Worldwide Corp. ................. 23,281 2,123,227
Parker-Hannifin Corp. ................. 4,069 2,217,239
Pentair plc ........................ 8,366 661,667
Snap-on, Inc. ...................... 1,945 521,182
Toro Co. (The) ...................... 8,838 774,120
Westinghouse Air Brake Technologies Corp. .. 10,688 1,721,623
Xylem, Inc. ........................ 21,227 2,774,369
29,477,555
Media — 0.2%
(a)
Liberty Broadband Corp. , Class A ......... 606 30,379
Liberty Broadband Corp. , Class C, NVS ..... 4,027 200,263
Trade Desk, Inc. (The) , Class A .......... 39,526 3,274,729
3,505,371
Multi-Utilities — 0.1%
Ameren Corp. ...................... 7,330 541,467
CenterPoint Energy, Inc. ............... 20,693 602,994
CMS Energy Corp. ................... 7,493 454,151
Public Service Enterprise Group, Inc. ...... 17,047 1,177,607
2,776,219
Office REITs — 0.0%
Alexandria Real Estate Equities, Inc. ....... 6,078 704,258
Oil, Gas & Consumable Fuels — 0.6%
Cheniere Energy, Inc. ................. 12,766 2,014,730
Coterra Energy, Inc. .................. 35,945 983,455
Devon Energy Corp. .................. 17,902 916,224
Diamondback Energy, Inc. .............. 5,981 1,202,959
EQT Corp. ........................ 23,139 927,643
Hess Corp. ........................ 6,714 1,057,388
Marathon Petroleum Corp. ............. 10,848 1,971,299
Range Resources Corp. ............... 21,117 758,311
Targa Resources Corp. ................ 10,785 1,230,137

Schedule of Investments
(continued)
April 30, 2024
iShares
®
Morningstar Growth ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Texas Pacific Land Corp. ............... 1,650 $ 950,895
12,013,041
Passenger Airlines — 0.1%
Delta Air Lines, Inc. .................. 31,305 1,567,441
Southwest Airlines Co. ................ 21,461 556,698
United Airlines Holdings, Inc.
(a)
........... 10,890 560,400
2,684,539
Personal Care Products — 0.2%
Coty, Inc. , Class A
(a)
.................. 11,377 130,153
Estee Lauder Cos., Inc. (The) , Class A ..... 20,571 3,017,971
3,148,124
Pharmaceuticals — 3.9%
Eli Lilly & Co. ...................... 74,647 58,306,772
Merck & Co., Inc. .................... 125,714 16,244,763
Zoetis, Inc. , Class A .................. 23,899 3,805,677
78,357,212
Professional Services — 1.0%
Automatic Data Processing, Inc. .......... 16,010 3,872,659
Booz Allen Hamilton Holding Corp. ........ 7,167 1,058,351
Broadridge Financial Solutions, Inc. ....... 9,984 1,931,005
Dayforce, Inc.
(a)
..................... 13,124 805,420
Equifax, Inc. ....................... 10,925 2,405,576
Jacobs Solutions, Inc. ................. 6,923 993,658
KBR, Inc. ......................... 7,776 504,973
Paychex, Inc. ...................... 28,698 3,409,609
Paycom Software, Inc. ................ 4,362 819,969
Paylocity Holding Corp.
(a)
.............. 3,846 596,745
Robert Half, Inc. .................... 2,657 183,705
TransUnion ........................ 10,251 748,323
Verisk Analytics, Inc. .................. 12,861 2,803,184
20,133,177
Real Estate Management & Development — 0.2%
(a)
CBRE Group, Inc. , Class A ............. 12,349 1,073,005
CoStar Group, Inc. ................... 34,194 3,129,777
Zillow Group, Inc. , Class A .............. 2,100 88,200
Zillow Group, Inc. , Class C, NVS ......... 6,495 276,492
4,567,474
Residential REITs — 0.3%
American Homes 4 Rent , Class A ......... 16,558 592,777
AvalonBay Communities, Inc. ........... 4,551 862,733
Camden Property Trust ................ 4,241 422,743
Equity LifeStyle Properties, Inc. .......... 9,714 585,657
Equity Residential ................... 11,428 735,963
Essex Property Trust, Inc. .............. 2,446 602,328
Invitation Homes, Inc. ................. 30,970 1,059,174
Mid-America Apartment Communities, Inc. ... 3,934 511,420
Sun Communities, Inc. ................ 5,579 621,054
UDR, Inc. ......................... 14,630 557,110
6,550,959
Retail REITs — 0.1%
Realty Income Corp. .................. 31,531 1,688,170
Regency Centers Corp. ............... 6,079 359,998
2,048,168
Semiconductors & Semiconductor Equipment — 11.7%
Advanced Micro Devices, Inc.
(a)
.......... 62,554 9,907,303
Analog Devices, Inc. .................. 12,901 2,588,070
Broadcom, Inc. ..................... 14,288 18,578,258
Enphase Energy, Inc.
(a)
................ 12,032 1,308,600
Entegris, Inc. ....................... 12,483 1,659,240
First Solar, Inc.
(a)
.................... 8,965 1,580,530
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
KLA Corp. ......................... 4,698 $ 3,238,284
Lattice Semiconductor Corp.
(a)
........... 12,114 831,020
Marvell Technology, Inc. ............... 73,439 4,840,364
Microchip Technology, Inc. .............. 22,203 2,042,232
Monolithic Power Systems, Inc. .......... 3,959 2,649,877
NVIDIA Corp. ...................... 210,358 181,753,519
NXP Semiconductors NV .............. 9,024 2,311,859
ON Semiconductor Corp.
(a)
............. 13,795 967,857
Teradyne, Inc. ...................... 6,793 790,162
235,047,175
Software — 19.9%
Adobe, Inc.
(a)
....................... 39,932 18,481,728
ANSYS, Inc.
(a)
...................... 7,654 2,486,632
AppLovin Corp. , Class A
(a) (b)
............. 12,008 847,405
Aspen Technology, Inc.
(a)
............... 2,471 486,466
Atlassian Corp. , Class A
(a)
.............. 12,579 2,167,362
Autodesk, Inc.
(a)
..................... 18,898 4,022,439
Bentley Systems, Inc. , Class B ........... 19,769 1,038,466
BILL Holdings, Inc.
(a)
.................. 8,643 538,977
Cadence Design Systems, Inc.
(a)
......... 23,997 6,614,293
Crowdstrike Holdings, Inc. , Class A
(a)
....... 20,024 5,857,821
Datadog, Inc. , Class A
(a)
............... 24,148 3,030,574
DocuSign, Inc.
(a)
.................... 17,892 1,012,687
Dynatrace, Inc.
(a)
.................... 19,910 902,122
Fair Isaac Corp.
(a)
.................... 2,182 2,472,926
Fortinet, Inc.
(a)
...................... 57,323 3,621,667
HubSpot, Inc.
(a)
..................... 4,285 2,591,868
Intuit, Inc. ......................... 23,538 14,725,844
Manhattan Associates, Inc.
(a)
............ 5,402 1,113,136
Microsoft Corp. ..................... 656,447 255,574,510
Nutanix, Inc. , Class A
(a)
................ 21,428 1,300,680
Oracle Corp. ....................... 48,395 5,504,931
Palantir Technologies, Inc. , Class A
(a)
...... 163,229 3,586,141
Palo Alto Networks, Inc.
(a)
.............. 27,791 8,084,124
Procore Technologies, Inc.
(a)
............ 7,585 518,966
PTC, Inc.
(a)
........................ 10,498 1,862,765
Roper Technologies, Inc. ............... 4,348 2,223,828
Salesforce, Inc. ..................... 82,782 22,263,391
ServiceNow, Inc.
(a)
................... 17,222 11,940,529
Synopsys, Inc.
(a)
.................... 13,011 6,903,506
Tyler Technologies, Inc.
(a)
.............. 3,582 1,653,272
Unity Software, Inc.
(a) (b)
................ 21,201 514,548
Workday, Inc. , Class A
(a)
............... 18,433 4,511,108
Zoom Video Communications, Inc. , Class A
(a)
. 20,929 1,278,762
Zscaler, Inc.
(a)
...................... 8,016 1,386,287
401,119,761
Specialized REITs — 1.1%
American Tower Corp. ................ 21,234 3,642,905
Crown Castle, Inc. ................... 13,174 1,235,458
CubeSmart ........................ 7,539 304,877
Digital Realty Trust, Inc. ............... 16,698 2,317,348
Equinix, Inc. ....................... 8,298 5,900,791
Extra Space Storage, Inc. .............. 7,213 968,562
Iron Mountain, Inc. ................... 11,519 892,953
Public Storage ...................... 13,948 3,618,808
SBA Communications Corp. ............ 9,499 1,767,954
VICI Properties, Inc. .................. 48,191 1,375,853
22,025,509
Specialty Retail — 1.0%
AutoZone, Inc.
(a)
.................... 441 1,303,773
Burlington Stores, Inc.
(a)
............... 5,313 956,021
CarMax, Inc.
(a)
...................... 7,258 493,326
Five Below, Inc.
(a)
.................... 4,620 676,091

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Specialty Retail (continued)
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.... 9,363 $ 1,033,020
Lowe's Cos., Inc. .................... 12,878 2,936,055
O'Reilly Automotive, Inc.
(a)
.............. 2,375 2,406,493
Ross Stores, Inc. .................... 27,542 3,568,066
TJX Cos., Inc. (The) .................. 42,921 4,038,437
Tractor Supply Co. ................... 5,202 1,420,562
Ulta Beauty, Inc.
(a)
................... 2,262 915,748
Williams-Sonoma, Inc. ................ 2,121 608,260
20,355,852
Technology Hardware, Storage & Peripherals — 11.2%
Apple, Inc. ........................ 1,285,399 218,942,012
NetApp, Inc. ....................... 6,327 646,683
Pure Storage, Inc. , Class A
(a)
............ 24,641 1,241,906
Super Micro Computer, Inc.
(a)
............ 4,354 3,739,215
224,569,816
Textiles, Apparel & Luxury Goods — 0.6%
Deckers Outdoor Corp.
(a)
............... 2,261 1,850,561
Lululemon Athletica, Inc.
(a)
.............. 9,756 3,518,014
NIKE, Inc. , Class B .................. 68,483 6,318,241
11,686,816
Trading Companies & Distributors — 0.5%
Fastenal Co. ....................... 50,322 3,418,876
United Rentals, Inc. .................. 3,414 2,280,518
Watsco, Inc. ....................... 1,707 764,258
WW Grainger, Inc. ................... 3,977 3,664,209
10,127,861
Water Utilities — 0.1%
American Water Works Co., Inc. .......... 9,583 1,172,193
Essential Utilities, Inc. ................. 9,425 344,766
1,516,959
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. .................... 15,690 $ 2,575,827
Total Long-Term Investments — 99 .8%
(Cost: $ 1,364,167,026 ) ............................ 2,006,398,569
Short-Term Securities
Money Market Funds — 2.4%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.49%
(e)
.................. 44,617,398 44,630,783
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.28% ................... 4,669,839 4,669,839
Total Short-Term Securities — 2 .4%
(Cost: $ 49,298,647 ) ............................... 49,300,622
Total Investments — 102 .2%
(Cost: $ 1,413,465,673 ) ............................ 2,055,699,191
Liabilities in Excess of Other Assets — (2.2) % ............. (44,359,405)
Net Assets — 100.0% ...............................
$ 2,011,339,786
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
Shares
Held at
04/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 32,759,171 $ 11,875,692
(a)
$ — $ 7,089 $ (11,169) $ 44,630,783 44,617,398 $ 87,283
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 2,400,069 2,269,770
(a)
— — — 4,669,839 4,669,839 194,272 —
$ 7,089 $ (11,169) $ 49,300,622 $ 281,555 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
April 30, 2024
iShares
®
Morningstar Growth ETF
Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 1000 Growth E-Mini Index ............................................... 28 06/21/24 $ 4,581 $ (196,937)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 196,937 $ — $ — $ — $ 196,937
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 1,150,233 $ — $ — $ — $ 1,150,233
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (374,200) $ — $ — $ — $ (374,200)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 3,961,371

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
iShares
®
Morningstar Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,006,398,569 $ — $ — $ 2,006,398,569
Short-Term Securities
Money Market Funds ...................................... 49,300,622 — — 49,300,622
$ 2,055,699,191 $ — $ — $ 2,055,699,191
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (196,937) $ — $ — $ (196,937)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
April 30, 2024
iShares
®
Morningstar Mid-Cap ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.1%
Axon Enterprise, Inc.
(a)
................ 5,992 $ 1,879,451
HEICO Corp. ...................... 3,572 740,833
HEICO Corp. , Class A ................. 6,391 1,059,947
Howmet Aerospace, Inc. ............... 32,628 2,177,919
Huntington Ingalls Industries, Inc. ......... 3,342 925,500
L3Harris Technologies, Inc. ............. 15,066 3,224,878
Textron, Inc. ....................... 16,456 1,392,013
TransDigm Group, Inc. ................ 4,443 5,544,997
16,945,538
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc. ........... 9,822 697,362
Expeditors International of Washington, Inc. .. 12,133 1,350,524
2,047,886
Automobile Components — 0.3%
Aptiv plc
(a)
......................... 23,786 1,688,806
BorgWarner, Inc. .................... 19,846 650,353
2,339,159
Automobiles — 1.0%
Ford Motor Co. ..................... 330,420 4,014,603
General Motors Co. .................. 97,009 4,319,811
Lucid Group, Inc.
(a) (b)
.................. 74,971 191,176
8,525,590
Banks — 1.9%
Citizens Financial Group, Inc. ........... 37,737 1,287,209
Fifth Third Bancorp .................. 53,520 1,951,339
First Citizens BancShares, Inc. , Class A ..... 1,000 1,686,760
Huntington Bancshares, Inc. ............ 116,812 1,573,458
KeyCorp .......................... 78,727 1,140,754
M&T Bank Corp. .................... 13,972 2,017,417
Regions Financial Corp. ............... 78,512 1,512,926
Truist Financial Corp. ................. 112,296 4,216,715
15,386,578
Beverages — 0.8%
Brown-Forman Corp. , Class A ........... 4,059 199,175
Brown-Forman Corp. , Class B, NVS ....... 25,567 1,223,381
Celsius Holdings, Inc.
(a)
................ 12,251 873,129
Constellation Brands, Inc. , Class A ........ 13,116 3,324,381
Molson Coors Beverage Co. , Class B ...... 15,010 859,473
6,479,539
Biotechnology — 1.5%
(a)
Alnylam Pharmaceuticals, Inc. ........... 10,261 1,477,071
Biogen, Inc. ....................... 12,182 2,616,937
BioMarin Pharmaceutical, Inc. ........... 15,801 1,276,089
Exact Sciences Corp.
(b)
................ 15,240 904,494
Incyte Corp. ....................... 15,560 809,898
Moderna, Inc. ...................... 27,005 2,978,921
Neurocrine Biosciences, Inc. ............ 8,246 1,134,155
United Therapeutics Corp. .............. 3,963 928,650
12,126,215
Broadline Retail — 0.6%
Coupang, Inc. , Class A
(a)
............... 98,501 2,216,272
eBay, Inc. ......................... 43,716 2,253,123
Etsy, Inc.
(a)
........................ 10,101 693,636
5,163,031
Building Products — 2.8%
A O Smith Corp. .................... 10,366 858,719
Allegion plc ........................ 7,391 898,450
Builders FirstSource, Inc.
(a)
............. 10,314 1,885,605
Security
Shares
Shares Value
Building Products (continued)
Carlisle Cos., Inc. ................... 4,092 $ 1,588,719
Carrier Global Corp. .................. 70,579 4,339,903
Johnson Controls International plc ........ 57,225 3,723,631
Lennox International, Inc. .............. 2,721 1,260,966
Masco Corp. ....................... 18,850 1,290,282
Owens Corning ..................... 7,465 1,255,688
Trane Technologies plc ................ 19,122 6,068,176
23,170,139
Capital Markets — 3.9%
Ameriprise Financial, Inc. .............. 8,524 3,510,098
Ares Management Corp. , Class A ......... 14,052 1,870,181
Bank of New York Mellon Corp. (The) ...... 63,896 3,609,485
Carlyle Group, Inc. (The) ............... 17,313 775,622
Coinbase Global, Inc. , Class A
(a)
.......... 14,445 2,945,769
FactSet Research Systems, Inc. .......... 3,211 1,338,634
Franklin Resources, Inc. ............... 24,364 556,474
Interactive Brokers Group, Inc. , Class A ..... 8,965 1,032,051
LPL Financial Holdings, Inc. ............. 6,369 1,714,089
MarketAxess Holdings, Inc. ............. 3,186 637,487
Morningstar, Inc. .................... 2,247 635,115
MSCI, Inc. ........................ 6,655 3,099,832
Nasdaq, Inc. ....................... 33,690 2,016,346
Northern Trust Corp. .................. 17,448 1,437,541
Raymond James Financial, Inc. .......... 15,917 1,941,874
State Street Corp. ................... 25,955 1,881,478
T. Rowe Price Group, Inc. .............. 18,692 2,048,082
Tradeweb Markets, Inc. , Class A .......... 9,186 934,308
31,984,466
Chemicals — 2.8%
Albemarle Corp. .................... 9,855 1,185,655
Celanese Corp. ..................... 8,697 1,335,946
CF Industries Holdings, Inc. ............. 14,949 1,180,523
Corteva, Inc. ....................... 59,219 3,205,524
Dow, Inc. ......................... 58,939 3,353,629
DuPont de Nemours, Inc. .............. 36,137 2,619,932
Eastman Chemical Co. ................ 9,972 941,756
International Flavors & Fragrances, Inc. ..... 21,438 1,814,727
LyondellBasell Industries NV , Class A ...... 21,745 2,173,848
Mosaic Co. (The) .................... 27,517 863,759
PPG Industries, Inc. .................. 19,834 2,558,586
RPM International, Inc. ................ 10,440 1,116,140
Westlake Corp. ..................... 2,898 427,049
22,777,074
Commercial Services & Supplies — 0.9%
Clean Harbors, Inc.
(a)
................. 4,302 815,014
Copart, Inc.
(a)
...................... 69,960 3,799,528
Rollins, Inc. ........................ 24,776 1,104,019
Veralto Corp. ....................... 19,442 1,821,326
7,539,887
Communications Equipment — 0.2%
F5, Inc.
(a)
......................... 4,865 804,233
Juniper Networks, Inc. ................ 26,825 934,047
1,738,280
Construction & Engineering — 0.7%
AECOM .......................... 11,446 1,057,153
EMCOR Group, Inc. .................. 3,969 1,417,608
Quanta Services, Inc. ................. 12,208 3,156,500
WillScot Mobile Mini Holdings Corp.
(a)
...... 15,353 567,447
6,198,708

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction Materials — 0.7%
Martin Marietta Materials, Inc. ........... 5,194 $ 3,049,242
Vulcan Materials Co. ................. 10,797 2,781,631
5,830,873
Consumer Finance — 1.0%
Capital One Financial Corp. ............. 30,973 4,442,457
Discover Financial Services ............. 21,082 2,671,722
Synchrony Financial .................. 33,300 1,464,534
8,578,713
Consumer Staples Distribution & Retail — 2.0%
Albertsons Cos., Inc. , Class A ........... 35,223 718,549
BJ's Wholesale Club Holdings, Inc.
(a)
....... 10,381 775,253
Casey's General Stores, Inc. ............ 3,139 1,003,162
Dollar General Corp. ................. 18,443 2,567,081
Dollar Tree, Inc.
(a)
.................... 17,348 2,051,401
Kroger Co. (The) .................... 56,210 3,112,910
Performance Food Group Co.
(a)
.......... 13,079 887,803
Sysco Corp. ....................... 41,875 3,112,150
US Foods Holding Corp.
(a)
.............. 20,574 1,033,843
Walgreens Boots Alliance, Inc. ........... 60,165 1,066,725
16,328,877
Containers & Packaging — 1.0%
Amcor plc ......................... 121,483 1,086,058
Avery Dennison Corp. ................. 6,735 1,463,381
Ball Corp. ......................... 25,267 1,757,825
Crown Holdings, Inc. ................. 10,148 832,846
International Paper Co. ................ 27,741 969,271
Packaging Corp. of America ............ 7,193 1,244,245
WestRock Co. ...................... 20,722 993,827
8,347,453
Distributors — 0.5%
Genuine Parts Co. ................... 11,815 1,857,436
LKQ Corp. ........................ 22,459 968,656
Pool Corp. ........................ 3,173 1,150,308
3,976,400
Diversified Consumer Services — 0.1%
Service Corp. International ............. 12,277 880,384
Diversified REITs — 0.1%
WP Carey, Inc. ..................... 18,296 1,003,353
Electric Utilities — 3.8%
Alliant Energy Corp. .................. 21,476 1,069,505
American Electric Power Co., Inc. ......... 44,248 3,806,655
Avangrid, Inc. ...................... 6,168 225,317
Constellation Energy Corp. ............. 25,790 4,795,393
Edison International .................. 32,287 2,294,314
Entergy Corp. ...................... 17,701 1,888,166
Evergy, Inc. ........................ 18,583 974,678
Eversource Energy .................. 29,465 1,786,168
Exelon Corp. ....................... 83,732 3,146,649
FirstEnergy Corp. ................... 43,236 1,657,668
NRG Energy, Inc. .................... 18,985 1,379,640
PG&E Corp. ....................... 178,647 3,056,650
Pinnacle West Capital Corp. ............ 9,596 706,745
PPL Corp. ........................ 61,910 1,700,049
Xcel Energy, Inc. .................... 46,416 2,493,932
30,981,529
Electrical Equipment — 1.3%
AMETEK, Inc. ...................... 19,375 3,384,037
Hubbell, Inc. ....................... 4,136 1,532,471
Regal Rexnord Corp. ................. 5,583 900,929
Rockwell Automation, Inc. .............. 9,646 2,613,680
Security
Shares
Shares Value
Electrical Equipment (continued)
Vertiv Holdings Co. , Class A ............ 27,324 $ 2,541,132
10,972,249
Electronic Equipment, Instruments & Components — 2.1%
CDW Corp. ........................ 11,257 2,722,618
Corning, Inc. ....................... 65,115 2,173,539
Flex Ltd.
(a) (b)
....................... 36,588 1,048,246
Jabil, Inc. ......................... 10,536 1,236,505
Keysight Technologies, Inc.
(a)
............ 14,886 2,202,235
TD SYNNEX Corp. ................... 4,421 520,971
TE Connectivity Ltd. .................. 25,253 3,572,794
Teledyne Technologies, Inc.
(a)
............ 3,938 1,502,268
Trimble, Inc.
(a)
...................... 20,089 1,206,746
Zebra Technologies Corp. , Class A
(a)
....... 4,300 1,352,608
17,538,530
Energy Equipment & Services — 0.7%
Baker Hughes Co. , Class A ............. 84,640 2,760,957
Halliburton Co. ..................... 75,212 2,818,193
5,579,150
Entertainment — 1.0%
Electronic Arts, Inc. .................. 20,520 2,602,346
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
........................... 2,066 128,650
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a)
....................... 17,272 1,208,522
Live Nation Entertainment, Inc.
(a)
......... 11,842 1,052,872
ROBLOX Corp. , Class A
(a)
.............. 40,178 1,428,730
Take-Two Interactive Software, Inc.
(a)
....... 13,325 1,902,943
8,324,063
Financial Services — 2.0%
Apollo Global Management, Inc. .......... 33,437 3,623,902
Block, Inc. , Class A
(a)
................. 46,634 3,404,282
Corpay, Inc.
(a)
...................... 5,742 1,734,888
Equitable Holdings, Inc. ............... 26,305 970,918
Fidelity National Information Services, Inc. ... 49,903 3,389,412
Global Payments, Inc. ................ 20,186 2,478,235
Jack Henry & Associates, Inc. ........... 6,135 998,103
16,599,740
Food Products — 2.6%
Archer-Daniels-Midland Co. ............. 44,686 2,621,281
Bunge Global SA .................... 12,183 1,239,742
Campbell Soup Co. .................. 16,809 768,339
Conagra Brands, Inc. ................. 38,324 1,179,613
General Mills, Inc. ................... 47,721 3,362,421
Hershey Co. (The) ................... 12,600 2,443,392
Hormel Foods Corp. .................. 24,473 870,260
J M Smucker Co. (The) ................ 8,928 1,025,381
Kellanova ......................... 22,156 1,281,946
Kraft Heinz Co. (The) ................. 67,292 2,598,144
Lamb Weston Holdings, Inc. ............ 12,167 1,013,998
McCormick & Co., Inc. , NVS ............ 21,120 1,606,387
Tyson Foods, Inc. , Class A ............. 22,652 1,373,844
21,384,748
Gas Utilities — 0.2%
Atmos Energy Corp. .................. 12,459 1,468,916
Ground Transportation — 0.9%
JB Hunt Transport Services, Inc. ......... 6,678 1,085,642
Knight-Swift Transportation Holdings, Inc. ... 12,733 588,647
Old Dominion Freight Line, Inc. .......... 15,982 2,904,089
Saia, Inc.
(a)
........................ 2,229 884,534
U-Haul Holding Co. , NVS .............. 8,521 522,508

Schedule of Investments
(continued)
April 30, 2024
iShares
®
Morningstar Mid-Cap ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Ground Transportation (continued)
U-Haul Holding Co.
(a)
................. 636 $ 40,214
XPO, Inc.
(a)
........................ 9,770 1,049,884
7,075,518
Health Care Equipment & Supplies — 3.5%
Align Technology, Inc.
(a)
................ 6,417 1,812,033
Baxter International, Inc. ............... 42,746 1,725,656
Cooper Cos., Inc. (The) ............... 16,622 1,480,355
Dexcom, Inc.
(a)
..................... 32,040 4,081,576
Edwards Lifesciences Corp.
(a)
........... 50,608 4,284,979
GE HealthCare Technologies, Inc. ........ 31,745 2,420,239
Hologic, Inc.
(a)
...................... 20,126 1,524,947
IDEXX Laboratories, Inc.
(a)
.............. 6,930 3,414,827
Insulet Corp.
(a)
...................... 5,878 1,010,663
ResMed, Inc. ...................... 12,371 2,647,270
STERIS plc ........................ 8,302 1,698,257
Teleflex, Inc. ....................... 3,794 791,998
Zimmer Biomet Holdings, Inc. ........... 16,847 2,026,357
28,919,157
Health Care Providers & Services — 1.8%
Cardinal Health, Inc. .................. 20,732 2,136,225
Cencora, Inc. ...................... 13,202 3,155,938
Centene Corp.
(a)
.................... 44,828 3,275,134
Chemed Corp. ...................... 1,268 720,224
Henry Schein, Inc.
(a)
.................. 10,222 708,180
Laboratory Corp. of America Holdings ...... 7,126 1,434,963
Molina Healthcare, Inc.
(a)
............... 4,557 1,558,950
Quest Diagnostics, Inc. ................ 9,441 1,304,557
Universal Health Services, Inc. , Class B .... 4,960 845,333
15,139,504
Health Care REITs — 0.8%
Healthpeak Properties, Inc. ............. 59,707 1,111,147
Ventas, Inc. ....................... 32,168 1,424,399
Welltower, Inc. ...................... 46,555 4,435,761
6,971,307
Health Care Technology — 0.3%
Veeva Systems, Inc. , Class A
(a)
.......... 12,270 2,436,331
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc. ............. 55,996 1,056,644
Hotels, Restaurants & Leisure — 3.1%
Caesars Entertainment, Inc.
(a)
........... 17,506 627,065
Carnival Corp.
(a)
..................... 79,850 1,183,377
Churchill Downs, Inc. ................. 5,928 764,712
Darden Restaurants, Inc. .............. 10,103 1,549,901
Domino's Pizza, Inc. .................. 2,918 1,544,410
DoorDash, Inc. , Class A
(a)
.............. 23,233 3,003,098
DraftKings, Inc. , Class A
(a)
.............. 39,164 1,627,656
Expedia Group, Inc.
(a)
................. 11,223 1,510,952
Hilton Worldwide Holdings, Inc. .......... 19,910 3,927,845
Las Vegas Sands Corp. ............... 25,618 1,136,414
MGM Resorts International
(a)
............ 23,462 925,341
Royal Caribbean Cruises Ltd.
(a)
.......... 19,764 2,759,647
Vail Resorts, Inc. .................... 3,053 578,147
Wynn Resorts Ltd. ................... 8,113 743,556
Yum! Brands, Inc. ................... 23,578 3,330,393
25,212,514
Household Durables — 1.6%
DR Horton, Inc. ..................... 25,868 3,685,932
Garmin Ltd. ........................ 12,923 1,866,986
Lennar Corp. , Class A ................. 21,021 3,187,204
Lennar Corp. , Class B
(b)
............... 975 136,880
Security
Shares
Shares Value
Household Durables (continued)
NVR, Inc.
(a)
........................ 258 $ 1,919,223
PulteGroup, Inc. .................... 18,131 2,020,156
12,816,381
Household Products — 0.9%
Church & Dwight Co., Inc. .............. 20,756 2,239,365
Clorox Co. (The) .................... 10,410 1,539,327
Kimberly-Clark Corp. ................. 28,385 3,875,404
7,654,096
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The) .................... 56,373 1,009,076
Vistra Corp. ....................... 27,895 2,115,557
3,124,633
Industrial REITs — 0.1%
Rexford Industrial Realty, Inc. ........... 16,564 709,105
Insurance — 4.7%
Allstate Corp. (The) .................. 22,010 3,743,021
American Financial Group, Inc. .......... 6,016 768,544
American International Group, Inc. ........ 57,164 4,305,021
Arch Capital Group Ltd.
(a)
.............. 31,425 2,939,494
Brown & Brown, Inc. .................. 19,675 1,604,299
Cincinnati Financial Corp. .............. 13,087 1,514,035
Erie Indemnity Co. , Class A, NVS ......... 2,127 813,918
Everest Group Ltd. ................... 3,624 1,327,870
Fidelity National Financial, Inc. , Class A ..... 21,515 1,064,992
Globe Life, Inc. ..................... 7,923 603,495
Hartford Financial Services Group, Inc. (The) . 23,446 2,271,683
Loews Corp. ....................... 15,408 1,157,911
Markel Group, Inc.
(a)
.................. 1,015 1,480,276
Principal Financial Group, Inc. ........... 19,965 1,580,030
Prudential Financial, Inc. ............... 30,409 3,359,586
Reinsurance Group of America, Inc. ....... 5,348 1,000,023
RenaissanceRe Holdings Ltd. ........... 4,086 895,856
Travelers Cos., Inc. (The) .............. 19,211 4,075,806
Unum Group ....................... 13,557 687,340
Willis Towers Watson plc ............... 8,643 2,170,603
WR Berkley Corp. ................... 17,365 1,336,584
38,700,387
Interactive Media & Services — 0.4%
(a)
Match Group, Inc. ................... 22,099 681,091
Pinterest, Inc. , Class A ................ 46,584 1,558,235
Snap, Inc. , Class A, NVS ............... 86,408 1,300,440
3,539,766
IT Services — 2.0%
Akamai Technologies, Inc.
(a)
............. 12,668 1,278,581
Cloudflare, Inc. , Class A
(a)
.............. 24,884 2,174,862
Cognizant Technology Solutions Corp. , Class A 42,177 2,770,185
EPAM Systems, Inc.
(a)
................. 4,845 1,139,835
Gartner, Inc.
(a)
...................... 6,367 2,626,960
GoDaddy, Inc. , Class A
(a)
............... 11,017 1,348,260
MongoDB, Inc. , Class A
(a)
.............. 5,581 2,038,070
Okta, Inc. , Class A
(a)
.................. 13,172 1,224,733
Twilio, Inc. , Class A
(a)
................. 14,212 851,015
VeriSign, Inc.
(a)
..................... 7,440 1,260,931
16,713,432
Life Sciences Tools & Services — 2.4%
Agilent Technologies, Inc. .............. 23,602 3,234,418
Avantor, Inc.
(a) (b)
..................... 54,766 1,326,980
Bio-Rad Laboratories, Inc. , Class A
(a)
....... 1,805 486,899
Bio-Techne Corp. .................... 13,316 841,704
Bruker Corp. ....................... 7,864 613,471

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Charles River Laboratories International, Inc.
(a)
4,106 $ 940,274
Illumina, Inc.
(a)
...................... 13,303 1,636,934
IQVIA Holdings, Inc.
(a)
................. 15,353 3,558,365
Mettler-Toledo International, Inc.
(a)
........ 1,826 2,245,432
Revvity, Inc. ....................... 10,391 1,064,766
Waters Corp.
(a)
..................... 4,967 1,535,002
West Pharmaceutical Services, Inc. ....... 5,994 2,142,735
19,626,980
Machinery — 4.1%
AGCO Corp. ....................... 5,298 604,979
CNH Industrial NV
(a)
.................. 80,001 912,011
Cummins, Inc. ...................... 10,986 3,103,435
Dover Corp. ....................... 11,730 2,103,189
Fortive Corp. ....................... 29,547 2,224,003
Graco, Inc. ........................ 14,168 1,136,273
IDEX Corp. ........................ 6,113 1,347,672
Ingersoll Rand, Inc. .................. 31,802 2,967,763
Lincoln Electric Holdings, Inc. ........... 4,808 1,055,500
Nordson Corp. ...................... 4,304 1,111,250
Otis Worldwide Corp. ................. 34,425 3,139,560
PACCAR, Inc. ...................... 43,251 4,589,364
Pentair plc ........................ 13,903 1,099,588
Snap-on, Inc. ...................... 4,427 1,186,259
Stanley Black & Decker, Inc. ............ 12,865 1,175,861
Toro Co. (The) ...................... 8,324 729,099
Westinghouse Air Brake Technologies Corp. .. 15,005 2,417,005
Xylem, Inc. ........................ 20,263 2,648,374
33,551,185
Media — 1.0%
Fox Corp. , Class A, NVS ............... 20,895 647,954
Fox Corp. , Class B ................... 11,457 328,587
Interpublic Group of Cos., Inc. (The) ....... 32,230 981,081
Liberty Broadband Corp. , Class A
(a)
........ 1,474 73,891
Liberty Broadband Corp. , Class C, NVS
(a)
... 9,586 476,712
News Corp. , Class A, NVS ............. 31,946 760,315
News Corp. , Class B ................. 9,053 222,161
Omnicom Group, Inc. ................. 16,054 1,490,453
Sirius XM Holdings, Inc.
(b)
.............. 54,665 160,715
Trade Desk, Inc. (The) , Class A
(a)
......... 37,462 3,103,727
8,245,596
Metals & Mining — 1.3%
Cleveland-Cliffs, Inc.
(a)
................ 42,403 716,611
Newmont Corp. ..................... 93,937 3,817,599
Nucor Corp. ....................... 20,617 3,474,583
Reliance, Inc. ...................... 4,851 1,381,177
Steel Dynamics, Inc. .................. 13,153 1,711,468
11,101,438
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management, Inc. ......... 42,097 788,898
Multi-Utilities — 2.3%
Ameren Corp. ...................... 20,859 1,540,854
CenterPoint Energy, Inc. ............... 52,994 1,544,245
CMS Energy Corp. ................... 24,478 1,483,612
Consolidated Edison, Inc. .............. 29,038 2,741,187
Dominion Energy, Inc. ................. 70,388 3,588,380
DTE Energy Co. .................... 17,368 1,916,038
NiSource, Inc. ...................... 37,594 1,047,369
Public Service Enterprise Group, Inc. ...... 41,874 2,892,656
WEC Energy Group, Inc. ............... 26,534 2,192,770
18,947,111
Security
Shares
Shares Value
Office REITs — 0.3%
Alexandria Real Estate Equities, Inc. ....... 14,499 $ 1,679,999
Boston Properties, Inc. ................ 13,200 816,948
2,496,947
Oil, Gas & Consumable Fuels — 3.9%
Antero Resources Corp.
(a)
.............. 24,035 817,430
APA Corp. ........................ 31,011 974,986
Cheniere Energy, Inc. ................. 20,001 3,156,558
Chesapeake Energy Corp. ............. 8,885 798,584
Coterra Energy, Inc. .................. 62,607 1,712,928
Devon Energy Corp. .................. 53,785 2,752,716
Diamondback Energy, Inc. .............. 14,380 2,892,249
EQT Corp. ........................ 32,423 1,299,838
HF Sinclair Corp. .................... 12,721 690,114
Kinder Morgan, Inc. .................. 165,281 3,021,337
Marathon Oil Corp. ................... 49,196 1,320,913
ONEOK, Inc. ....................... 48,962 3,873,873
Ovintiv, Inc. ........................ 21,383 1,097,376
Range Resources Corp. ............... 20,286 728,470
Targa Resources Corp. ................ 18,643 2,126,421
Texas Pacific Land Corp. ............... 1,578 909,401
Williams Cos., Inc. (The) ............... 102,188 3,919,932
32,093,126
Passenger Airlines — 0.7%
Delta Air Lines, Inc. .................. 53,999 2,703,730
Southwest Airlines Co. ................ 50,155 1,301,021
United Airlines Holdings, Inc.
(a)
........... 27,483 1,414,275
5,419,026
Personal Care Products — 0.7%
Coty, Inc. , Class A
(a)
.................. 28,542 326,521
Estee Lauder Cos., Inc. (The) , Class A ..... 19,501 2,860,992
Kenvue, Inc. ....................... 145,770 2,743,391
5,930,904
Pharmaceuticals — 0.3%
Jazz Pharmaceuticals plc
(a)
............. 5,313 588,415
Royalty Pharma plc , Class A ............ 32,470 899,419
Viatris, Inc. ........................ 96,749 1,119,386
2,607,220
Professional Services — 2.5%
Booz Allen Hamilton Holding Corp. ........ 10,036 1,482,016
Broadridge Financial Solutions, Inc. ....... 9,550 1,847,066
Dayforce, Inc.
(a) (b)
.................... 12,561 770,869
Equifax, Inc. ....................... 10,354 2,279,847
Jacobs Solutions, Inc. ................. 10,577 1,518,117
KBR, Inc. ......................... 11,376 738,757
Leidos Holdings, Inc. ................. 10,889 1,526,856
Paychex, Inc. ...................... 27,225 3,234,602
Paycom Software, Inc. ................ 4,176 785,004
Paylocity Holding Corp.
(a)
.............. 3,698 573,782
Robert Half, Inc. .................... 8,837 610,990
SS&C Technologies Holdings, Inc. ........ 18,130 1,122,066
TransUnion ........................ 15,679 1,144,567
Verisk Analytics, Inc. .................. 12,196 2,658,240
20,292,779
Real Estate Management & Development — 0.7%
(a)
CBRE Group, Inc. , Class A ............. 25,571 2,221,864
CoStar Group, Inc. ................... 32,632 2,986,807
Zillow Group, Inc. , Class A .............. 4,446 186,732
Zillow Group, Inc. , Class C, NVS ......... 13,407 570,736
5,966,139

Schedule of Investments
(continued)
April 30, 2024
iShares
®
Morningstar Mid-Cap ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Residential REITs — 1.6%
American Homes 4 Rent , Class A ......... 27,201 $ 973,796
AvalonBay Communities, Inc. ........... 11,173 2,118,066
Camden Property Trust ................ 8,977 894,827
Equity LifeStyle Properties, Inc. .......... 14,424 869,623
Equity Residential ................... 31,431 2,024,156
Essex Property Trust, Inc. .............. 5,158 1,270,157
Invitation Homes, Inc. ................. 49,646 1,697,893
Mid-America Apartment Communities, Inc. ... 9,798 1,273,740
Sun Communities, Inc. ................ 10,046 1,118,321
UDR, Inc. ......................... 27,583 1,050,361
13,290,940
Retail REITs — 1.1%
Kimco Realty Corp. .................. 56,695 1,056,228
Realty Income Corp. .................. 69,943 3,744,748
Regency Centers Corp. ............... 14,063 832,811
Simon Property Group, Inc. ............. 27,414 3,852,489
9,486,276
Semiconductors & Semiconductor Equipment — 3.4%
Enphase Energy, Inc.
(a) (b)
............... 11,555 1,256,722
Entegris, Inc. ....................... 11,898 1,581,482
First Solar, Inc.
(a)
.................... 8,558 1,508,775
Lattice Semiconductor Corp.
(a) (b)
.......... 11,598 795,623
Marvell Technology, Inc. ............... 69,817 4,601,639
Microchip Technology, Inc. .............. 44,646 4,106,539
Monolithic Power Systems, Inc. .......... 3,773 2,525,382
NXP Semiconductors NV .............. 21,682 5,554,712
ON Semiconductor Corp.
(a)
............. 36,192 2,539,231
Qorvo, Inc.
(a)
....................... 8,189 956,803
Skyworks Solutions, Inc. ............... 13,433 1,431,823
Teradyne, Inc. ...................... 12,842 1,493,781
28,352,512
Software — 5.3%
ANSYS, Inc.
(a)
...................... 7,308 2,374,223
AppLovin Corp. , Class A
(a)
.............. 11,524 813,249
Aspen Technology, Inc.
(a)
............... 2,364 465,401
Atlassian Corp. , Class A
(a)
.............. 12,009 2,069,151
Autodesk, Inc.
(a)
..................... 17,963 3,823,424
Bentley Systems, Inc. , Class B ........... 18,923 994,025
BILL Holdings, Inc.
(a)
.................. 8,324 519,085
Crowdstrike Holdings, Inc. , Class A
(a)
....... 19,051 5,573,179
Datadog, Inc. , Class A
(a)
............... 22,900 2,873,950
DocuSign, Inc.
(a)
.................... 17,122 969,105
Dynatrace, Inc.
(a)
.................... 18,715 847,977
Fair Isaac Corp.
(a)
.................... 2,069 2,344,860
Gen Digital, Inc. ..................... 49,695 1,000,857
HubSpot, Inc.
(a)
..................... 4,061 2,456,377
Manhattan Associates, Inc.
(a)
............ 5,157 1,062,651
Nutanix, Inc. , Class A
(a)
................ 20,490 1,243,743
Palantir Technologies, Inc. , Class A
(a)
...... 155,794 3,422,794
Procore Technologies, Inc.
(a)
............ 7,302 499,603
PTC, Inc.
(a)
........................ 10,000 1,774,400
Tyler Technologies, Inc.
(a) (b)
............. 3,412 1,574,809
Unity Software, Inc.
(a) (b)
................ 20,351 493,919
Workday, Inc. , Class A
(a)
............... 17,527 4,289,383
Zoom Video Communications, Inc. , Class A
(a)
. 19,712 1,204,403
Zscaler, Inc.
(a)
...................... 7,633 1,320,051
44,010,619
Specialized REITs — 2.7%
Crown Castle, Inc. ................... 36,407 3,414,248
CubeSmart ........................ 17,893 723,593
Digital Realty Trust, Inc. ............... 24,874 3,452,014
Extra Space Storage, Inc. .............. 17,185 2,307,602
Security
Shares
Shares Value
Specialized REITs (continued)
Gaming & Leisure Properties, Inc. ........ 20,824 $ 889,810
Iron Mountain, Inc. ................... 24,616 1,908,232
Public Storage ...................... 13,311 3,453,539
SBA Communications Corp. ............ 9,077 1,689,411
VICI Properties, Inc. .................. 87,020 2,484,421
Weyerhaeuser Co. ................... 57,713 1,741,201
22,064,071
Specialty Retail — 1.7%
Best Buy Co., Inc. ................... 15,640 1,151,730
Burlington Stores, Inc.
(a)
............... 5,064 911,216
CarMax, Inc.
(a)
...................... 13,309 904,613
Five Below, Inc.
(a)
.................... 4,348 636,286
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.... 8,946 987,012
Penske Automotive Group, Inc. .......... 1,713 261,935
Ross Stores, Inc. .................... 26,291 3,405,999
Tractor Supply Co. ................... 9,098 2,484,482
Ulta Beauty, Inc.
(a)
................... 4,005 1,621,384
Williams-Sonoma, Inc. ................ 5,104 1,463,725
13,828,382
Technology Hardware, Storage & Peripherals — 1.9%
Dell Technologies, Inc. , Class C .......... 13,487 1,681,020
Hewlett Packard Enterprise Co. .......... 108,229 1,839,893
HP, Inc. .......................... 72,863 2,046,722
NetApp, Inc. ....................... 17,542 1,792,968
Pure Storage, Inc. , Class A
(a)
............ 23,477 1,183,241
Seagate Technology Holdings plc ......... 17,486 1,502,222
Super Micro Computer, Inc.
(a)
............ 4,145 3,559,726
Western Digital Corp.
(a) (b)
............... 25,233 1,787,253
15,393,045
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.
(a)
............... 2,154 1,762,984
Trading Companies & Distributors — 1.9%
Fastenal Co. ....................... 48,032 3,263,294
Ferguson plc ....................... 17,106 3,590,549
United Rentals, Inc. .................. 5,690 3,800,863
Watsco, Inc. ....................... 2,852 1,276,898
WW Grainger, Inc. ................... 3,795 3,496,523
15,428,127
Water Utilities — 0.3%
American Water Works Co., Inc. .......... 16,402 2,006,293
Essential Utilities, Inc. ................. 21,150 773,667
2,779,960
Total Long-Term Investments — 99 .8%
(Cost: $ 684,688,225 ) .............................. 823,750,108

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.49%
(e)
.................. 11,383,940 $ 11,387,355
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.28% ................... 1,485,250 1,485,250
Total Short-Term Securities — 1 .5%
(Cost: $ 12,866,336 ) ............................... 12,872,605
Total Investments — 101 .3%
(Cost: $ 697,554,561 ) .............................. 836,622,713
Liabilities in Excess of Other Assets — (1.3) % ............. (10,934,576)
Net Assets — 100.0% ...............................
$ 825,688,137
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
Shares
Held at
04/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 32,613,650 $ — $ (21,229,413)
(a)
$ 9,636 $ (6,518) $ 11,387,355 11,383,940 $ 146,685
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 2,036,626 — (551,376)
(a)
— — 1,485,250 1,485,250 84,548 —
$ 9,636 $ (6,518) $ 12,872,605 $ 231,233 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
April 30, 2024
iShares
®
Morningstar Mid-Cap ETF
Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index ................................................... 1 06/21/24 $ 351 $ (18,579)
S&P Midcap 400 E-Mini Index ................................................. 5 06/21/24 1,439 (44,290)
$ (62,869)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 62,869 $ — $ — $ — $ 62,869
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 426,088 $ — $ — $ — $ 426,088
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (80,274) $ — $ — $ — $ (80,274)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,595,728

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
iShares
®
Morningstar Mid-Cap ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 823,750,108 $ — $ — $ 823,750,108
Short-Term Securities
Money Market Funds ...................................... 12,872,605 — — 12,872,605
$ 836,622,713 $ — $ — $ 836,622,713
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (62,869) $ — $ — $ (62,869)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
April 30, 2024
iShares
®
Morningstar Mid-Cap Growth ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.0%
Axon Enterprise, Inc.
(a)
................ 27,458 $ 8,612,476
HEICO Corp.
(b)
..................... 16,323 3,385,390
HEICO Corp. , Class A ................. 29,125 4,830,382
Howmet Aerospace, Inc. ............... 149,619 9,987,068
Huntington Ingalls Industries, Inc. ......... 8,669 2,400,706
Textron, Inc. ....................... 36,699 3,104,369
TransDigm Group, Inc. ................ 20,337 25,381,186
57,701,577
Air Freight & Logistics — 0.1%
Expeditors International of Washington, Inc. .. 22,990 2,559,017
Automobile Components — 0.4%
Aptiv plc
(a)
......................... 108,503 7,703,713
Automobiles — 0.0%
Lucid Group, Inc.
(a) (b)
.................. 331,409 845,093
Banks — 0.4%
First Citizens BancShares, Inc. , Class A ..... 4,551 7,676,445
Beverages — 1.0%
Brown-Forman Corp. , Class A ........... 18,838 924,381
Brown-Forman Corp. , Class B, NVS ....... 116,845 5,591,033
Celsius Holdings, Inc.
(a) (b)
............... 55,852 3,980,572
Constellation Brands, Inc. , Class A ........ 35,916 9,103,269
19,599,255
Biotechnology — 1.3%
(a)
Alnylam Pharmaceuticals, Inc. ........... 46,812 6,738,588
BioMarin Pharmaceutical, Inc. ........... 72,364 5,844,117
Exact Sciences Corp.
(b)
................ 69,472 4,123,163
Incyte Corp. ....................... 71,023 3,696,747
Neurocrine Biosciences, Inc. ............ 37,634 5,176,180
25,578,795
Broadline Retail — 0.6%
Coupang, Inc. , Class A
(a) (b)
.............. 279,278 6,283,755
eBay, Inc. ......................... 77,918 4,015,894
Etsy, Inc.
(a) (b)
....................... 28,362 1,947,618
12,247,267
Building Products — 3.3%
A O Smith Corp. .................... 28,858 2,390,597
Allegion plc ........................ 17,166 2,086,699
Carlisle Cos., Inc. ................... 18,761 7,283,958
Carrier Global Corp. .................. 154,741 9,515,024
Johnson Controls International plc ........ 130,083 8,464,501
Lennox International, Inc. .............. 12,432 5,761,237
Trane Technologies plc ................ 87,508 27,769,789
63,271,805
Capital Markets — 4.2%
Ameriprise Financial, Inc. .............. 22,330 9,195,271
Ares Management Corp. , Class A ......... 64,148 8,537,457
Coinbase Global, Inc. , Class A
(a)
.......... 65,939 13,446,940
FactSet Research Systems, Inc. .......... 14,627 6,097,850
Interactive Brokers Group, Inc. , Class A ..... 40,911 4,709,674
LPL Financial Holdings, Inc. ............. 29,046 7,817,150
MarketAxess Holdings, Inc. ............. 14,524 2,906,107
Morningstar, Inc. .................... 10,249 2,896,880
MSCI, Inc. ........................ 30,444 14,180,511
Nasdaq, Inc. ....................... 48,305 2,891,054
Raymond James Financial, Inc. .......... 33,174 4,047,228
Tradeweb Markets, Inc. , Class A .......... 41,926 4,264,294
80,990,416
Security
Shares
Shares Value
Chemicals — 1.2%
Corteva, Inc. ....................... 104,132 $ 5,636,665
DuPont de Nemours, Inc. .............. 86,759 6,290,027
PPG Industries, Inc. .................. 48,985 6,319,065
RPM International, Inc. ................ 30,065 3,214,249
Westlake Corp. ..................... 6,160 907,738
22,367,744
Commercial Services & Supplies — 1.6%
Clean Harbors, Inc.
(a)
................. 12,661 2,398,626
Copart, Inc.
(a)
...................... 320,090 17,384,088
Rollins, Inc. ........................ 113,082 5,038,934
Veralto Corp. ....................... 56,810 5,321,961
30,143,609
Communications Equipment — 0.1%
F5, Inc.
(a)
......................... 9,642 1,593,919
Construction & Engineering — 1.0%
AECOM .......................... 19,411 1,792,800
EMCOR Group, Inc. .................. 10,831 3,868,508
Quanta Services, Inc. ................. 40,897 10,574,328
WillScot Mobile Mini Holdings Corp.
(a)
...... 69,981 2,586,498
18,822,134
Construction Materials — 1.4%
Martin Marietta Materials, Inc. ........... 23,771 13,955,241
Vulcan Materials Co. ................. 49,407 12,728,725
26,683,966
Consumer Finance — 0.3%
Discover Financial Services ............. 49,877 6,320,912
Consumer Staples Distribution & Retail — 1.5%
BJ's Wholesale Club Holdings, Inc.
(a)
....... 19,792 1,478,067
Casey's General Stores, Inc. ............ 9,997 3,194,841
Dollar Tree, Inc.
(a) (b)
.................. 30,125 3,562,281
Performance Food Group Co.
(a)
.......... 59,633 4,047,888
Sysco Corp. ....................... 191,632 14,242,090
US Foods Holding Corp.
(a)
.............. 56,523 2,840,281
29,365,448
Containers & Packaging — 0.4%
Avery Dennison Corp. ................. 13,134 2,853,756
Ball Corp. ......................... 38,775 2,697,577
Crown Holdings, Inc. ................. 17,674 1,450,505
7,001,838
Distributors — 0.4%
Genuine Parts Co. ................... 21,206 3,333,795
LKQ Corp. ........................ 29,596 1,276,475
Pool Corp. ........................ 7,422 2,690,698
7,300,968
Diversified Consumer Services — 0.1%
Service Corp. International ............. 17,434 1,250,192
Electric Utilities — 1.3%
Constellation Energy Corp. ............. 118,025 21,945,569
NRG Energy, Inc. .................... 34,087 2,477,102
24,422,671
Electrical Equipment — 2.5%
AMETEK, Inc. ...................... 88,666 15,486,404
Hubbell, Inc. ....................... 18,953 7,022,466
Regal Rexnord Corp. ................. 10,239 1,652,267
Rockwell Automation, Inc. .............. 44,139 11,959,903
Vertiv Holdings Co. , Class A ............ 124,805 11,606,865
47,727,905

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components — 2.1%
CDW Corp. ........................ 51,510 $ 12,458,209
Flex Ltd.
(a) (b)
....................... 73,942 2,118,438
Jabil, Inc. ......................... 32,183 3,776,997
Keysight Technologies, Inc.
(a)
............ 32,479 4,804,943
TE Connectivity Ltd. .................. 54,644 7,731,033
Teledyne Technologies, Inc.
(a)
............ 10,839 4,134,862
Trimble, Inc.
(a)
...................... 49,003 2,943,610
Zebra Technologies Corp. , Class A
(a)
....... 9,144 2,876,337
40,844,429
Energy Equipment & Services — 1.1%
Baker Hughes Co. , Class A ............. 232,398 7,580,823
Halliburton Co. ..................... 344,185 12,896,612
20,477,435
Entertainment — 1.7%
Electronic Arts, Inc. .................. 56,395 7,152,014
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
........................... 8,747 544,676
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a)
....................... 78,860 5,517,834
Live Nation Entertainment, Inc.
(a) (b)
........ 54,072 4,807,542
ROBLOX Corp. , Class A
(a)
.............. 184,163 6,548,836
Take-Two Interactive Software, Inc.
(a)
....... 60,911 8,698,700
33,269,602
Financial Services — 2.1%
Apollo Global Management, Inc. .......... 87,614 9,495,605
Block, Inc. , Class A
(a)
................. 212,875 15,539,875
Corpay, Inc.
(a)
...................... 16,090 4,861,433
Global Payments, Inc. ................ 48,355 5,936,543
Jack Henry & Associates, Inc. ........... 27,972 4,550,765
40,384,221
Food Products — 1.1%
Hershey Co. (The) ................... 57,640 11,177,549
Hormel Foods Corp. .................. 33,536 1,192,540
Lamb Weston Holdings, Inc. ............ 55,744 4,645,705
McCormick & Co., Inc. , NVS ............ 52,884 4,022,357
21,038,151
Gas Utilities — 0.1%
Atmos Energy Corp. .................. 16,838 1,985,200
Ground Transportation — 1.4%
JB Hunt Transport Services, Inc. ......... 30,406 4,943,103
Old Dominion Freight Line, Inc. .......... 73,085 13,280,275
Saia, Inc.
(a)
........................ 10,196 4,046,079
U-Haul Holding Co.
(a)
................. 1,233 77,963
U-Haul Holding Co. , NVS
(b)
............. 16,594 1,017,544
XPO, Inc.
(a)
........................ 22,797 2,449,766
25,814,730
Health Care Equipment & Supplies — 4.9%
Align Technology, Inc.
(a)
................ 16,639 4,698,521
Cooper Cos., Inc. (The) ............... 43,829 3,903,411
Dexcom, Inc.
(a)
..................... 146,624 18,678,431
Edwards Lifesciences Corp.
(a)
........... 231,591 19,608,810
GE HealthCare Technologies, Inc. ........ 66,324 5,056,542
IDEXX Laboratories, Inc.
(a)
.............. 31,715 15,627,883
Insulet Corp.
(a)
...................... 26,800 4,607,992
ResMed, Inc. ...................... 56,567 12,104,772
STERIS plc ........................ 37,994 7,772,053
Teleflex, Inc. ....................... 6,784 1,416,160
93,474,575
Security
Shares
Shares Value
Health Care Providers & Services — 0.6%
Cardinal Health, Inc. .................. 39,353 $ 4,054,933
Chemed Corp. ...................... 3,959 2,248,712
Molina Healthcare, Inc.
(a) (b)
.............. 13,517 4,624,166
10,927,811
Health Care REITs — 0.9%
Healthpeak Properties, Inc. ............. 85,249 1,586,484
Ventas, Inc. ....................... 61,198 2,709,847
Welltower, Inc. ...................... 131,120 12,493,114
16,789,445
Health Care Technology — 0.6%
Veeva Systems, Inc. , Class A
(a)
.......... 56,149 11,148,945
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc. ............. 256,557 4,841,231
Hotels, Restaurants & Leisure — 5.0%
Caesars Entertainment, Inc.
(a)
........... 38,708 1,386,521
Churchill Downs, Inc. ................. 27,022 3,485,838
Darden Restaurants, Inc. .............. 21,581 3,310,741
Domino's Pizza, Inc. .................. 13,372 7,077,399
DoorDash, Inc. , Class A
(a)
.............. 106,319 13,742,794
DraftKings, Inc. , Class A
(a)
.............. 179,472 7,458,856
Expedia Group, Inc.
(a)
................. 28,183 3,794,277
Hilton Worldwide Holdings, Inc. .......... 91,115 17,975,167
Las Vegas Sands Corp. ............... 117,356 5,205,912
MGM Resorts International
(a)
............ 107,018 4,220,790
Royal Caribbean Cruises Ltd.
(a) (b)
......... 49,868 6,963,069
Vail Resorts, Inc. .................... 7,802 1,477,465
Wynn Resorts Ltd. ................... 37,002 3,391,233
Yum! Brands, Inc. ................... 107,896 15,240,310
94,730,372
Household Durables — 0.2%
Garmin Ltd. ........................ 26,418 3,816,609
Household Products — 0.9%
Church & Dwight Co., Inc. .............. 66,247 7,147,389
Clorox Co. (The) .................... 20,727 3,064,901
Kimberly-Clark Corp. ................. 51,011 6,964,532
17,176,822
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp. ....................... 66,586 5,049,882
Industrial REITs — 0.2%
Rexford Industrial Realty, Inc. ........... 75,540 3,233,867
Insurance — 2.6%
American Financial Group, Inc. .......... 10,029 1,281,205
Arch Capital Group Ltd.
(a)
.............. 91,861 8,592,678
Brown & Brown, Inc. .................. 89,728 7,316,421
Cincinnati Financial Corp. .............. 31,270 3,617,626
Erie Indemnity Co. , Class A, NVS ......... 9,692 3,708,741
Everest Group Ltd. ................... 7,935 2,907,463
Markel Group, Inc.
(a) (b)
................. 3,086 4,500,623
RenaissanceRe Holdings Ltd. ........... 10,659 2,336,986
Travelers Cos., Inc. (The) .............. 32,952 6,991,096
Willis Towers Watson plc ............... 19,985 5,019,033
WR Berkley Corp. ................... 50,990 3,924,700
50,196,572
Interactive Media & Services — 0.7%
(a)
Match Group, Inc. ................... 100,760 3,105,423
Pinterest, Inc. , Class A ................ 212,388 7,104,379
Snap, Inc. , Class A, NVS
(b)
............. 236,189 3,554,644
13,764,446

Schedule of Investments
(continued)
April 30, 2024
iShares
®
Morningstar Mid-Cap Growth ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services — 3.2%
(a)
Akamai Technologies, Inc. .............. 28,852 $ 2,912,032
Cloudflare, Inc. , Class A ............... 113,786 9,944,896
EPAM Systems, Inc. .................. 22,194 5,221,361
Gartner, Inc. ....................... 29,132 12,019,572
GoDaddy, Inc. , Class A ................ 50,451 6,174,193
MongoDB, Inc. , Class A ............... 25,521 9,319,759
Okta, Inc. , Class A ................... 60,301 5,606,787
Twilio, Inc. , Class A .................. 64,763 3,878,009
VeriSign, Inc. ...................... 34,077 5,775,370
60,851,979
Life Sciences Tools & Services — 3.3%
Agilent Technologies, Inc. .............. 108,007 14,801,279
Bio-Rad Laboratories, Inc. , Class A
(a)
....... 3,546 956,533
Bio-Techne Corp. .................... 60,742 3,839,502
Bruker Corp. ....................... 35,864 2,797,751
Charles River Laboratories International, Inc.
(a)
8,382 1,919,478
Illumina, Inc.
(a)
...................... 24,932 3,067,883
IQVIA Holdings, Inc.
(a)
................. 46,136 10,692,941
Mettler-Toledo International, Inc.
(a)
........ 8,342 10,258,157
Waters Corp.
(a) (b)
.................... 14,400 4,450,176
West Pharmaceutical Services, Inc. ....... 27,396 9,793,522
62,577,222
Machinery — 4.7%
Cummins, Inc. ...................... 22,148 6,256,589
Dover Corp. ....................... 30,100 5,396,930
Fortive Corp. ....................... 80,825 6,083,698
Graco, Inc. ........................ 64,924 5,206,905
IDEX Corp. ........................ 28,029 6,179,273
Ingersoll Rand, Inc.
(b)
................. 145,536 13,581,420
Lincoln Electric Holdings, Inc. ........... 21,955 4,819,781
Nordson Corp. ...................... 19,653 5,074,208
Otis Worldwide Corp. ................. 101,718 9,276,682
Pentair plc ........................ 36,614 2,895,801
Snap-on, Inc. ...................... 8,488 2,274,444
Toro Co. (The) ...................... 37,958 3,324,741
Westinghouse Air Brake Technologies Corp. .. 46,706 7,523,402
Xylem, Inc. ........................ 92,708 12,116,936
90,010,810
Media — 0.8%
(a)
Liberty Broadband Corp. , Class A ......... 2,624 131,541
Liberty Broadband Corp. , Class C, NVS ..... 17,627 876,591
Trade Desk, Inc. (The) , Class A .......... 171,437 14,203,555
15,211,687
Multi-Utilities — 0.6%
Ameren Corp. ...................... 32,156 2,375,364
CenterPoint Energy, Inc. ............... 90,444 2,635,538
CMS Energy Corp. ................... 32,661 1,979,583
Public Service Enterprise Group, Inc. ...... 74,377 5,137,963
12,128,448
Office REITs — 0.2%
Alexandria Real Estate Equities, Inc. ....... 26,568 3,078,434
Oil, Gas & Consumable Fuels — 2.1%
Cheniere Energy, Inc. ................. 55,757 8,799,570
Coterra Energy, Inc. .................. 156,895 4,292,647
Devon Energy Corp. .................. 78,186 4,001,559
Diamondback Energy, Inc. .............. 26,090 5,247,482
EQT Corp. ........................ 101,110 4,053,500
Range Resources Corp. ............... 92,423 3,318,910
Targa Resources Corp. ................ 47,046 5,366,067
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Texas Pacific Land Corp. ............... 7,213 $ 4,156,852
39,236,587
Passenger Airlines — 0.6%
Delta Air Lines, Inc. .................. 136,832 6,851,178
Southwest Airlines Co. ................ 94,012 2,438,672
United Airlines Holdings, Inc.
(a)
........... 47,468 2,442,703
11,732,553
Personal Care Products — 0.7%
Coty, Inc. , Class A
(a)
.................. 48,409 553,799
Estee Lauder Cos., Inc. (The) , Class A ..... 89,244 13,092,987
13,646,786
Professional Services — 3.7%
Booz Allen Hamilton Holding Corp. ........ 31,266 4,617,050
Broadridge Financial Solutions, Inc. ....... 43,609 8,434,417
Dayforce, Inc.
(a) (b)
.................... 57,331 3,518,403
Equifax, Inc. ....................... 47,386 10,433,923
Jacobs Solutions, Inc. ................. 30,183 4,332,166
KBR, Inc. ......................... 33,933 2,203,609
Paychex, Inc. ...................... 124,585 14,801,944
Paycom Software, Inc. ................ 19,058 3,582,523
Paylocity Holding Corp.
(a) (b)
............. 16,840 2,612,894
Robert Half, Inc. .................... 11,682 807,694
TransUnion ........................ 44,756 3,267,188
Verisk Analytics, Inc. .................. 55,810 12,164,348
70,776,159
Real Estate Management & Development — 1.0%
(a)
CBRE Group, Inc. , Class A ............. 53,836 4,677,810
CoStar Group, Inc. ................... 149,329 13,668,083
Zillow Group, Inc. , Class A .............. 9,083 381,486
Zillow Group, Inc. , Class C, NVS
(b)
........ 28,375 1,207,924
19,935,303
Residential REITs — 1.5%
American Homes 4 Rent , Class A ......... 72,563 2,597,755
AvalonBay Communities, Inc. ........... 19,849 3,762,775
Camden Property Trust ................ 18,505 1,844,579
Equity LifeStyle Properties, Inc. .......... 41,800 2,520,122
Equity Residential ................... 49,964 3,217,682
Essex Property Trust, Inc. .............. 10,687 2,631,674
Invitation Homes, Inc. ................. 135,090 4,620,078
Mid-America Apartment Communities, Inc. ... 17,128 2,226,640
Sun Communities, Inc. ................ 24,379 2,713,870
UDR, Inc. ......................... 63,655 2,423,982
28,559,157
Retail REITs — 0.5%
Realty Income Corp. .................. 137,882 7,382,202
Regency Centers Corp. ............... 26,522 1,570,633
8,952,835
Semiconductors & Semiconductor Equipment — 4.3%
Enphase Energy, Inc.
(a) (b)
............... 52,616 5,722,516
Entegris, Inc. ....................... 54,516 7,246,267
First Solar, Inc.
(a) (b)
................... 39,207 6,912,194
Lattice Semiconductor Corp.
(a)
........... 52,919 3,630,243
Marvell Technology, Inc.
(b)
.............. 319,495 21,057,915
Microchip Technology, Inc. .............. 96,975 8,919,761
Monolithic Power Systems, Inc. .......... 17,263 11,554,644
NXP Semiconductors NV .............. 39,414 10,097,473
ON Semiconductor Corp.
(a)
............. 60,163 4,221,036
Teradyne, Inc. ...................... 29,580 3,440,746
82,802,795

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software — 10.3%
ANSYS, Inc.
(a)
...................... 33,441 $ 10,864,312
AppLovin Corp. , Class A
(a)
.............. 52,323 3,692,434
Aspen Technology, Inc.
(a)
............... 10,670 2,100,603
Atlassian Corp. , Class A
(a)
.............. 54,951 9,468,057
Autodesk, Inc.
(a)
..................... 82,202 17,496,696
Bentley Systems, Inc. , Class B ........... 86,278 4,532,183
BILL Holdings, Inc.
(a)
.................. 37,857 2,360,763
Crowdstrike Holdings, Inc. , Class A
(a)
....... 87,180 25,503,637
Datadog, Inc. , Class A
(a)
............... 104,800 13,152,400
DocuSign, Inc.
(a)
.................... 78,033 4,416,668
Dynatrace, Inc.
(a)
.................... 85,441 3,871,332
Fair Isaac Corp.
(a)
.................... 9,470 10,732,635
HubSpot, Inc.
(a)
..................... 18,582 11,239,694
Manhattan Associates, Inc.
(a)
............ 23,558 4,854,362
Nutanix, Inc. , Class A
(a)
................ 93,486 5,674,600
Palantir Technologies, Inc. , Class A
(a)
...... 712,947 15,663,446
Procore Technologies, Inc.
(a)
............ 33,269 2,276,265
PTC, Inc.
(a)
........................ 45,853 8,136,156
Tyler Technologies, Inc.
(a)
.............. 15,635 7,216,334
Unity Software, Inc.
(a) (b)
................ 92,834 2,253,081
Workday, Inc. , Class A
(a)
............... 80,212 19,630,283
Zoom Video Communications, Inc. , Class A
(a)
. 90,232 5,513,175
Zscaler, Inc.
(a)
...................... 34,997 6,052,381
196,701,497
Specialized REITs — 2.9%
Crown Castle, Inc. ................... 57,587 5,400,509
CubeSmart ........................ 32,965 1,333,105
Digital Realty Trust, Inc. ............... 72,752 10,096,522
Extra Space Storage, Inc. .............. 31,444 4,222,300
Iron Mountain, Inc. ................... 50,294 3,898,791
Public Storage ...................... 60,916 15,804,656
SBA Communications Corp. ............ 41,489 7,721,933
VICI Properties, Inc. .................. 210,684 6,015,028
54,492,844
Specialty Retail — 2.2%
Burlington Stores, Inc.
(a)
............... 23,113 4,158,953
CarMax, Inc.
(a) (b)
..................... 30,802 2,093,612
Five Below, Inc.
(a) (b)
................... 19,828 2,901,630
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.... 40,900 4,512,497
Ross Stores, Inc. .................... 120,315 15,586,808
Tractor Supply Co. ................... 22,725 6,205,743
Ulta Beauty, Inc.
(a)
................... 9,893 4,005,082
Williams-Sonoma, Inc. ................ 9,253 2,653,575
42,117,900
Technology Hardware, Storage & Peripherals — 1.3%
NetApp, Inc. ....................... 27,716 2,832,852
Pure Storage, Inc. , Class A
(a)
............ 107,333 5,409,583
Super Micro Computer, Inc.
(a)
............ 18,966 16,288,001
24,530,436
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.
(a)
............... 9,877 8,084,028
Trading Companies & Distributors — 2.3%
Fastenal Co. ....................... 219,809 14,933,824
United Rentals, Inc. .................. 14,904 9,955,723
Watsco, Inc. ....................... 7,463 3,341,334
WW Grainger, Inc. ................... 17,369 16,002,928
44,233,809
Security
Shares
Shares Value
Water Utilities — 0.3%
American Water Works Co., Inc. .......... 41,763 $ 5,108,450
Essential Utilities, Inc. ................. 41,216 1,507,682
6,616,132
Total Long-Term Investments — 99 .8%
(Cost: $ 1,640,637,071 ) ............................ 1,906,416,435
Short-Term Securities
Money Market Funds — 3.4%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.49%
(e)
.................. 61,436,274 61,454,705
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.28% ................... 4,090,773 4,090,773
Total Short-Term Securities — 3 .4%
(Cost: $ 65,518,751 ) ............................... 65,545,478
Total Investments — 103 .2%
(Cost: $ 1,706,155,822 ) ............................ 1,971,961,913
Liabilities in Excess of Other Assets — (3.2) % ............. (61,030,008)
Net Assets — 100.0% ...............................
$ 1,910,931,905
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
April 30, 2024
iShares
®
Morningstar Mid-Cap Growth ETF
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
Shares
Held at
04/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 86,400,186 $ — $ (24,954,780)
(a)
$ 19,163 $ (9,864) $ 61,454,705 61,436,274 $ 302,935
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 2,452,482 1,638,291
(a)
— — — 4,090,773 4,090,773 189,328 —
$ 19,163 $ (9,864) $ 65,545,478 $ 492,263 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index ................................................... 5 06/21/24 $ 1,757 $ (60,593)
Russell 2000 E-Mini Index .................................................... 25 06/21/24 2,482 (111,108)
$ (171,701)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 171,701 $ — $ — $ — $ 171,701
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 770,732 $ — $ — $ — $ 770,732
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (228,768) $ — $ — $ — $ (228,768)

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
iShares
®
Morningstar Mid-Cap Growth ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 3,513,659
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,906,416,435 $ — $ — $ 1,906,416,435
Short-Term Securities
Money Market Funds ...................................... 65,545,478 — — 65,545,478
$ 1,971,961,913 $ — $ — $ 1,971,961,913
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (171,701) $ — $ — $ (171,701)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
April 30, 2024
iShares
®
Morningstar Small-Cap Growth ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.2%
AAR Corp.
(a)
....................... 3,368 $ 232,863
AeroVironment, Inc.
(a)
................. 7,193 1,149,369
BWX Technologies, Inc. ............... 14,636 1,401,690
Cadre Holdings, Inc. .................. 4,889 163,048
Curtiss-Wright Corp. .................. 9,880 2,503,790
Ducommun, Inc.
(a)
................... 3,821 206,678
Hexcel Corp. ....................... 21,765 1,397,531
Kratos Defense & Security Solutions, Inc.
(a)
.. 38,007 677,285
Leonardo DRS, Inc.
(a)
................. 6,565 141,279
Moog, Inc. , Class A .................. 4,455 708,657
National Presto Industries, Inc. ........... 671 55,015
Rocket Lab USA, Inc.
(a) (b)
............... 68,570 257,823
Triumph Group, Inc.
(a)
................. 9,752 130,287
Virgin Galactic Holdings, Inc. , Class C
(a) (b)
.... 95,700 83,268
Woodward, Inc. ..................... 14,499 2,354,058
11,462,641
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc.
(a)
....... 4,242 54,383
Forward Air Corp. ................... 3,007 66,214
GXO Logistics, Inc.
(a)
................. 18,738 930,529
1,051,126
Automobile Components — 1.7%
Autoliv, Inc. ........................ 12,048 1,443,230
Dorman Products, Inc.
(a)
............... 3,352 293,132
Fox Factory Holding Corp.
(a)
............. 10,922 425,084
Gentex Corp. ...................... 60,388 2,071,308
Gentherm, Inc.
(a)
.................... 8,248 417,101
LCI Industries ...................... 3,542 368,297
Lear Corp. ........................ 8,757 1,102,244
Luminar Technologies, Inc. , Class A
(a) (b)
..... 68,818 101,163
Mobileye Global, Inc. , Class A
(a) (b)
......... 20,123 554,389
Modine Manufacturing Co.
(a) (b)
........... 7,434 688,611
QuantumScape Corp. , Class A
(a) (b)
........ 56,102 304,073
Visteon Corp.
(a)
..................... 7,178 794,102
XPEL, Inc.
(a) (b) (c)
..................... 5,552 291,758
8,854,492
Automobiles — 0.1%
Thor Industries, Inc. .................. 6,476 643,844
Banks — 1.1%
Amerant Bancorp, Inc. , Class A .......... 3,448 74,684
Axos Financial, Inc.
(a) (b)
................ 7,237 366,264
BancFirst Corp. ..................... 3,013 268,669
Bancorp, Inc. (The)
(a)
................. 12,420 371,855
Bank First Corp. .................... 1,189 91,779
Capital City Bank Group, Inc. ............ 2,126 56,381
City Holding Co. .................... 1,371 138,498
Coastal Financial Corp.
(a)
.............. 1,370 52,992
Columbia Financial, Inc.
(a) (b)
............. 3,413 56,656
CrossFirst Bankshares, Inc.
(a)
............ 4,172 50,398
Cullen/Frost Bankers, Inc. .............. 5,599 584,200
First Financial Bankshares, Inc. .......... 15,858 468,762
German American Bancorp, Inc. .......... 2,904 92,144
Home BancShares, Inc. ............... 27,109 641,941
Lakeland Financial Corp. ............... 2,293 134,760
Live Oak Bancshares, Inc. .............. 7,577 244,889
Origin Bancorp, Inc. .................. 3,558 105,673
Pathward Financial, Inc. ............... 2,817 141,892
Peapack-Gladstone Financial Corp. ....... 2,377 53,197
Seacoast Banking Corp. of Florida ........ 9,508 219,349
ServisFirst Bancshares, Inc. ............ 8,136 479,698
Southern Missouri Bancorp, Inc. .......... 1,162 46,596
Security
Shares
Shares Value
Banks (continued)
Stock Yards Bancorp, Inc. .............. 4,283 $ 190,808
Texas Capital Bancshares, Inc.
(a)
......... 4,979 285,795
TFS Financial Corp. .................. 6,577 78,990
Triumph Financial, Inc.
(a) (b)
.............. 3,127 220,016
WSFS Financial Corp. ................ 5,332 227,836
5,744,722
Beverages — 0.5%
Boston Beer Co., Inc. (The) , Class A
(a)
...... 2,498 695,468
Coca-Cola Consolidated, Inc. ............ 1,225 1,011,850
Duckhorn Portfolio, Inc. (The)
(a)
.......... 6,889 58,350
MGP Ingredients, Inc.
(b)
................ 3,818 299,484
National Beverage Corp.
(a)
.............. 4,141 184,274
Vita Coco Co., Inc. (The)
(a)
.............. 8,695 210,767
2,460,193
Biotechnology — 7.6%
(a)
89bio, Inc. ........................ 20,349 173,170
ACADIA Pharmaceuticals, Inc.
(b)
.......... 29,708 496,421
ADMA Biologics, Inc. ................. 58,201 379,470
Agios Pharmaceuticals, Inc. ............. 10,023 325,747
Alector, Inc. ....................... 7,717 39,202
Alkermes plc ....................... 40,837 1,002,140
Allogene Therapeutics, Inc. ............. 12,260 33,838
Alpine Immune Sciences, Inc. ........... 9,393 606,694
Amicus Therapeutics, Inc. .............. 47,686 476,383
AnaptysBio, Inc. .................... 1,135 27,626
Anavex Life Sciences Corp.
(b)
............ 10,869 39,672
Apellis Pharmaceuticals, Inc.
(b)
........... 25,354 1,120,393
Arcus Biosciences, Inc. ................ 7,826 119,190
Ardelyx, Inc.
(b)
...................... 55,744 356,762
Arrowhead Pharmaceuticals, Inc. ......... 30,526 690,498
Aurinia Pharmaceuticals, Inc.
(b)
........... 34,909 177,687
Beam Therapeutics, Inc. ............... 13,208 280,274
Biohaven Ltd. ...................... 8,446 327,705
Blueprint Medicines Corp. .............. 14,195 1,296,571
Bridgebio Pharma, Inc.
(b)
............... 12,863 329,550
Cabaletta Bio, Inc. ................... 3,934 41,877
Catalyst Pharmaceuticals, Inc. ........... 16,731 251,801
Celldex Therapeutics, Inc. .............. 15,840 592,733
Cerevel Therapeutics Holdings, Inc. ....... 19,723 842,369
Cogent Biosciences, Inc. ............... 21,564 140,166
Crinetics Pharmaceuticals, Inc. .......... 16,063 703,881
Cytokinetics, Inc.
(b)
................... 23,991 1,471,128
Deciphera Pharmaceuticals, Inc. ......... 12,919 326,463
Denali Therapeutics, Inc. ............... 28,626 441,985
Dynavax Technologies Corp.
(b)
........... 33,468 380,531
Exelixis, Inc. ....................... 79,947 1,875,557
Geron Corp. ....................... 63,514 249,610
Halozyme Therapeutics, Inc. ............ 34,096 1,299,058
Ideaya Biosciences, Inc.
(b)
.............. 16,387 666,131
Immunovant, Inc. .................... 16,083 441,317
Inhibrx, Inc. ........................ 4,215 143,479
Insmed, Inc. ....................... 34,372 849,676
Intellia Therapeutics, Inc.
(b)
............. 11,800 252,520
Ionis Pharmaceuticals, Inc. ............. 17,233 711,034
Keros Therapeutics, Inc.
(b)
.............. 6,546 369,129
Kiniksa Pharmaceuticals Ltd. , Class A ...... 4,808 90,006
Krystal Biotech, Inc. .................. 6,427 984,102
Kura Oncology, Inc. .................. 6,393 125,431
Kymera Therapeutics, Inc.
(b)
............. 10,703 359,835
Lyell Immunopharma, Inc.
(b)
............. 17,821 38,672
Madrigal Pharmaceuticals, Inc. ........... 1,701 347,038
MannKind Corp. .................... 68,184 280,236
Mirum Pharmaceuticals, Inc. ............ 8,517 213,862

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Morphic Holding, Inc. ................. 10,363 $ 282,599
Natera, Inc. ........................ 31,076 2,886,339
Novavax, Inc.
(b)
..................... 16,213 70,202
Olema Pharmaceuticals, Inc.
(b)
........... 4,353 44,270
Protagonist Therapeutics, Inc. ........... 14,108 354,252
PTC Therapeutics, Inc. ................ 6,033 193,961
RAPT Therapeutics, Inc.
(b)
.............. 2,583 19,889
Recursion Pharmaceuticals, Inc. , Class A
(b)
.. 40,042 313,128
Relay Therapeutics, Inc. ............... 21,939 143,042
Replimune Group, Inc.
(b)
............... 6,413 40,722
REVOLUTION Medicines, Inc. ........... 31,530 1,175,438
Rhythm Pharmaceuticals, Inc. ........... 12,621 501,811
Rocket Pharmaceuticals, Inc. ............ 17,332 372,985
Roivant Sciences Ltd. ................. 98,031 1,068,538
Sage Therapeutics, Inc.
(b)
.............. 7,765 108,244
Sana Biotechnology, Inc.
(b)
.............. 15,827 142,443
Sarepta Therapeutics, Inc. .............. 23,347 2,957,131
Savara, Inc. ....................... 12,038 55,134
Scholar Rock Holding Corp. ............. 8,491 124,563
Soleno Therapeutics, Inc.
(b)
............. 3,420 152,737
SpringWorks Therapeutics, Inc. .......... 15,911 742,885
Summit Therapeutics, Inc.
(b)
............. 21,276 83,615
Syndax Pharmaceuticals, Inc. ........... 21,189 447,724
Taysha Gene Therapies, Inc. ............ 6,820 16,573
Travere Therapeutics, Inc. .............. 17,994 99,507
Twist Bioscience Corp.
(b)
............... 13,963 436,064
Ultragenyx Pharmaceutical, Inc. .......... 12,257 521,413
Vaxcyte, Inc. ....................... 12,565 760,811
Veracyte, Inc.
(b)
..................... 18,073 353,689
Vericel Corp. ....................... 12,355 566,724
Viking Therapeutics, Inc. ............... 26,722 2,126,537
Viridian Therapeutics, Inc. .............. 3,499 46,397
Xencor, Inc. ....................... 14,847 310,896
Zentalis Pharmaceuticals, Inc.
(b)
.......... 14,440 159,706
40,468,589
Broadline Retail — 0.3%
(a)
Ollie's Bargain Outlet Holdings, Inc. ....... 15,972 1,168,192
Savers Value Village, Inc.
(b)
............. 41,480 685,250
1,853,442
Building Products — 3.3%
AAON, Inc. ........................ 17,462 1,643,000
Advanced Drainage Systems, Inc. ........ 17,831 2,799,467
American Woodmark Corp.
(a)
............ 1,678 154,510
Armstrong World Industries, Inc. .......... 7,793 895,260
AZEK Co., Inc. (The) , Class A
(a)
.......... 37,522 1,712,504
AZZ, Inc. ......................... 3,162 226,494
CSW Industrials, Inc. ................. 3,978 945,252
Gibraltar Industries, Inc.
(a)
.............. 7,908 565,106
Griffon Corp. ....................... 3,998 261,949
Insteel Industries, Inc. ................. 2,306 74,023
Janus International Group, Inc.
(a)
......... 18,490 266,441
Masonite International Corp.
(a)
........... 2,371 314,276
Quanex Building Products Corp. .......... 4,026 133,744
Resideo Technologies, Inc.
(a)
............ 18,972 370,523
Simpson Manufacturing Co., Inc. ......... 11,039 1,919,572
Tecnoglass, Inc. ..................... 5,886 326,967
Trex Co., Inc.
(a)
..................... 28,059 2,484,624
UFP Industries, Inc. .................. 8,969 1,010,806
Zurn Elkay Water Solutions Corp. ......... 37,775 1,181,602
17,286,120
Security
Shares
Shares Value
Capital Markets — 2.4%
Affiliated Managers Group, Inc. .......... 2,816 $ 439,578
Artisan Partners Asset Management, Inc. , Class
A ............................ 9,377 383,801
AssetMark Financial Holdings, Inc.
(a)
....... 5,287 178,753
Blue Owl Capital, Inc. , Class A ........... 94,061 1,776,812
Brightsphere Investment Group, Inc. ....... 8,565 190,486
Cohen & Steers, Inc. ................. 6,664 458,350
Donnelley Financial Solutions, Inc.
(a)
....... 3,027 190,035
Evercore, Inc. , Class A ................ 3,589 651,403
Federated Hermes, Inc. , Class B ......... 11,033 362,434
Freedom Holding Corp.
(a) (b)
............. 4,447 302,440
Hamilton Lane, Inc. , Class A ............ 9,637 1,076,646
Houlihan Lokey, Inc. , Class A ............ 8,165 1,040,956
Jefferies Financial Group, Inc. ........... 23,769 1,023,493
Open Lending Corp. , Class A
(a)
........... 8,292 42,289
Perella Weinberg Partners .............. 5,915 88,252
PJT Partners, Inc. , Class A ............. 5,464 516,293
Robinhood Markets, Inc. , Class A
(a) (b)
....... 129,785 2,140,155
SEI Investments Co. .................. 17,660 1,164,677
StepStone Group, Inc. , Class A .......... 8,770 316,334
Virtus Investment Partners, Inc. .......... 961 210,767
WisdomTree, Inc. .................... 10,531 93,726
12,647,680
Chemicals — 1.6%
Arcadium Lithium plc
(a) (b)
............... 129,173 568,361
Ashland, Inc. ....................... 4,889 466,068
Aspen Aerogels, Inc.
(a) (b)
............... 13,014 203,799
Avient Corp. ....................... 9,550 405,111
Axalta Coating Systems Ltd.
(a)
........... 28,650 900,756
Balchem Corp. ..................... 8,331 1,177,837
Ecovyst, Inc.
(a)
...................... 15,338 144,637
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
.. 387,304 345,127
Hawkins, Inc. ...................... 5,087 385,442
HB Fuller Co. ...................... 5,966 445,720
Innospec, Inc. ...................... 3,460 415,200
Koppers Holdings, Inc. ................ 2,705 138,712
NewMarket Corp. .................... 1,125 592,785
Olin Corp. ......................... 15,001 784,252
Orion SA ......................... 6,625 156,748
Perimeter Solutions SA
(a)
............... 11,513 80,591
PureCycle Technologies, Inc.
(a) (b)
.......... 11,190 52,257
Quaker Chemical Corp. ............... 3,590 669,643
Sensient Technologies Corp. ............ 5,910 432,730
Stepan Co. ........................ 3,248 269,552
8,635,328
Commercial Services & Supplies — 1.9%
ABM Industries, Inc. .................. 4,899 214,086
ACV Auctions, Inc. , Class A
(a) (b)
........... 35,024 611,169
Brady Corp. , Class A, NVS ............. 6,155 363,145
Brink's Co. (The) .................... 7,689 672,480
Casella Waste Systems, Inc. , Class A
(a) (b)
.... 14,711 1,329,874
CECO Environmental Corp.
(a) (b)
.......... 7,566 163,577
Driven Brands Holdings, Inc.
(a)
........... 5,000 71,650
Ennis, Inc. ........................ 2,939 58,486
Interface, Inc. ...................... 7,535 115,210
Liquidity Services, Inc.
(a)
............... 6,114 105,528
MillerKnoll, Inc. ..................... 7,499 190,699
Montrose Environmental Group, Inc.
(a) (b)
..... 7,278 316,011
MSA Safety, Inc. .................... 9,607 1,733,103
OPENLANE, Inc.
(a)
................... 18,366 315,528
SP Plus Corp.
(a)
..................... 2,292 117,029
Stericycle, Inc.
(a)
.................... 10,251 458,527
Tetra Tech, Inc. ..................... 13,730 2,673,506

Schedule of Investments
(continued)
April 30, 2024
iShares
®
Morningstar Small-Cap Growth ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
UniFirst Corp. ...................... 2,374 $ 380,149
Viad Corp.
(a)
....................... 5,290 182,399
VSE Corp. ........................ 2,413 188,383
10,260,539
Communications Equipment — 0.6%
(a)
Calix, Inc. ......................... 15,314 424,657
Ciena Corp. ....................... 23,703 1,095,790
Digi International, Inc. ................. 9,350 286,671
Extreme Networks, Inc. ................ 33,417 374,270
Harmonic, Inc. ...................... 27,150 291,591
Infinera Corp.
(b)
..................... 37,361 180,080
Lumentum Holdings, Inc. ............... 6,647 290,873
Viasat, Inc.
(b)
....................... 7,967 126,755
Viavi Solutions, Inc. .................. 27,174 214,675
3,285,362
Construction & Engineering — 2.4%
Ameresco, Inc. , Class A
(a)
.............. 4,396 92,008
API Group Corp.
(a)
................... 55,741 2,149,930
Arcosa, Inc. ....................... 6,908 525,146
Argan, Inc. ........................ 1,839 110,818
Comfort Systems USA, Inc. ............. 9,228 2,855,236
Construction Partners, Inc. , Class A
(a)
...... 11,210 578,884
Dycom Industries, Inc.
(a)
............... 4,458 624,209
Fluor Corp.
(a)
....................... 43,977 1,773,592
Granite Construction, Inc. .............. 11,418 633,699
IES Holdings, Inc.
(a)
.................. 1,518 205,112
MasTec, Inc.
(a)
...................... 9,051 802,733
MYR Group, Inc.
(a)
................... 4,142 688,608
Primoris Services Corp. ............... 7,258 338,223
Sterling Infrastructure, Inc.
(a)
............ 7,956 808,330
Valmont Industries, Inc. ................ 3,077 630,170
12,816,698
Construction Materials — 0.5%
Eagle Materials, Inc.
(b)
................. 6,157 1,543,622
Summit Materials, Inc. , Class A
(a)
......... 30,757 1,196,447
United States Lime & Minerals, Inc. ........ 550 170,500
2,910,569
Consumer Finance — 0.7%
EZCORP, Inc. , Class A, NVS
(a)
........... 6,417 70,459
FirstCash Holdings, Inc. ............... 10,072 1,137,934
LendingClub Corp.
(a)
.................. 16,289 122,493
Nelnet, Inc. , Class A .................. 1,860 175,175
SoFi Technologies, Inc.
(a) (b)
............. 230,841 1,565,102
Upstart Holdings, Inc.
(a) (b)
............... 18,259 404,072
3,475,235
Consumer Staples Distribution & Retail — 0.4%
Andersons, Inc. (The) ................. 4,205 231,023
Grocery Outlet Holding Corp.
(a) (b)
.......... 17,174 446,009
Ingles Markets, Inc. , Class A ............ 1,514 108,630
PriceSmart, Inc. ..................... 2,748 221,461
Sprouts Farmers Market, Inc.
(a)
........... 13,672 902,762
Weis Markets, Inc. ................... 1,341 84,657
1,994,542
Containers & Packaging — 0.6%
AptarGroup, Inc. .................... 11,873 1,714,224
Graphic Packaging Holding Co. .......... 45,792 1,183,723
Myers Industries, Inc. ................. 3,988 87,337
2,985,284
Security
Shares
Shares Value
Diversified Consumer Services — 1.2%
Adtalem Global Education, Inc.
(a)
......... 6,866 $ 340,691
Bright Horizons Family Solutions, Inc.
(a) (b)
.... 13,746 1,425,598
Chegg, Inc.
(a)
....................... 9,977 51,581
Coursera, Inc.
(a)
..................... 27,211 278,096
European Wax Center, Inc. , Class A
(a)
...... 3,990 46,922
Frontdoor, Inc.
(a)
..................... 9,206 282,532
Grand Canyon Education, Inc.
(a)
.......... 7,238 941,085
H&R Block, Inc. ..................... 18,268 862,798
Laureate Education, Inc. ............... 23,136 335,472
Mister Car Wash, Inc.
(a) (b)
............... 10,781 72,125
OneSpaWorld Holdings Ltd.
(a)
........... 21,575 274,434
Perdoceo Education Corp. .............. 7,401 135,438
Strategic Education, Inc. ............... 3,968 455,685
Stride, Inc.
(a)
....................... 7,993 533,533
Udemy, Inc.
(a)
...................... 22,410 224,548
6,260,538
Diversified REITs — 0.2%
Alexander & Baldwin, Inc. .............. 11,330 186,605
American Assets Trust, Inc. ............. 4,747 101,348
Broadstone Net Lease, Inc. ............. 19,930 290,181
Empire State Realty Trust, Inc. , Class A ..... 13,058 118,828
Essential Properties Realty Trust, Inc. ...... 21,970 578,690
1,275,652
Diversified Telecommunication Services — 0.3%
Anterix, Inc.
(a)
...................... 3,026 95,379
Globalstar, Inc.
(a) (b)
................... 198,890 256,568
IDT Corp. , Class B ................... 3,085 109,641
Iridium Communications, Inc. ............ 28,792 886,506
Shenandoah Telecommunications Co. ...... 12,483 160,032
1,508,126
Electric Utilities — 0.3%
Genie Energy Ltd. , Class B ............. 2,011 30,748
IDACORP, Inc. ..................... 5,804 550,103
MGE Energy, Inc. .................... 5,147 403,113
Otter Tail Corp. ..................... 5,029 429,276
1,413,240
Electrical Equipment — 1.7%
Acuity Brands, Inc. ................... 4,585 1,138,456
Allient, Inc. ........................ 3,781 111,124
Atkore, Inc. ........................ 3,426 600,578
Bloom Energy Corp. , Class A
(a) (b)
......... 51,839 576,968
ChargePoint Holdings, Inc. , Class A
(a) (b)
..... 57,534 76,520
Encore Wire Corp.
(b)
.................. 1,590 444,182
EnerSys .......................... 5,676 513,394
Fluence Energy, Inc. , Class A
(a)
.......... 14,582 260,143
FuelCell Energy, Inc.
(a) (b)
............... 110,369 102,400
Generac Holdings, Inc.
(a) (b)
.............. 6,567 892,849
LSI Industries, Inc. ................... 6,745 98,477
NEXTracker, Inc. , Class A
(a)
............. 17,956 768,337
nVent Electric plc .................... 26,792 1,930,899
Plug Power, Inc.
(a) (b)
.................. 159,901 369,371
Powell Industries, Inc. ................. 1,753 250,679
Preformed Line Products Co. ............ 349 42,240
Sensata Technologies Holding plc ......... 13,738 526,303
Thermon Group Holdings, Inc.
(a)
.......... 4,955 158,213
Vicor Corp.
(a)
....................... 5,933 192,111
9,053,244
Electronic Equipment, Instruments & Components — 3.1%
Advanced Energy Industries, Inc.
(b)
........ 5,669 543,317
Arlo Technologies, Inc.
(a)
............... 24,139 298,841
Badger Meter, Inc. ................... 7,583 1,387,082
Bel Fuse, Inc. , Class B, NVS ............ 1,644 96,536

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Belden, Inc. ....................... 6,733 $ 547,191
Benchmark Electronics, Inc. ............ 4,729 142,863
Cognex Corp. ...................... 44,433 1,845,747
Coherent Corp.
(a)
.................... 15,247 832,944
CTS Corp. ........................ 8,054 368,470
Daktronics, Inc.
(a) (b)
................... 3,328 31,450
ePlus, Inc.
(a)
....................... 3,218 247,400
Evolv Technologies Holdings, Inc. , Class A
(a)
.. 20,219 79,056
Fabrinet
(a)
......................... 9,382 1,623,743
Insight Enterprises, Inc.
(a) (b)
............. 3,212 586,415
IPG Photonics Corp.
(a) (b)
............... 3,754 315,261
Itron, Inc.
(a)
........................ 11,739 1,081,397
Kimball Electronics, Inc.
(a)
.............. 3,007 62,936
Lightwave Logic, Inc.
(a) (b)
............... 30,162 115,219
Littelfuse, Inc. ...................... 6,434 1,483,938
Methode Electronics, Inc. .............. 3,536 43,104
Mirion Technologies, Inc. , Class A
(a)
....... 49,183 534,619
Napco Security Technologies, Inc. ........ 8,511 346,398
Novanta, Inc.
(a)
..................... 9,206 1,440,739
OSI Systems, Inc.
(a)
.................. 2,732 359,094
PAR Technology Corp.
(a) (b)
.............. 7,160 302,725
PC Connection, Inc. .................. 1,487 92,149
Plexus Corp.
(a)
...................... 4,179 422,121
Rogers Corp.
(a)
..................... 4,806 572,346
Sanmina Corp.
(a)
.................... 5,633 341,754
SmartRent, Inc. , Class A
(a)
.............. 45,829 106,323
TTM Technologies, Inc.
(a)
............... 8,750 130,637
16,381,815
Energy Equipment & Services — 2.0%
Archrock, Inc. ...................... 16,621 318,957
Cactus, Inc. , Class A ................. 16,138 801,090
ChampionX Corp. ................... 48,381 1,624,150
Core Laboratories, Inc. ................ 11,375 179,725
Diamond Offshore Drilling, Inc.
(a)
.......... 13,560 165,975
Dril-Quip, Inc.
(a)
..................... 8,363 152,039
Helix Energy Solutions Group, Inc.
(a)
....... 37,389 401,558
Kodiak Gas Services, Inc. .............. 2,408 65,450
Liberty Energy, Inc. , Class A ............ 12,084 265,848
Nabors Industries Ltd.
(a) (b)
.............. 1,361 98,033
Newpark Resources, Inc.
(a)
............. 7,377 51,196
NOV, Inc. ......................... 70,319 1,300,198
Oceaneering International, Inc.
(a) (b)
........ 25,808 591,261
Oil States International, Inc.
(a)
............ 10,257 40,926
Patterson-UTI Energy, Inc. ............. 52,199 564,793
ProPetro Holding Corp.
(a)
............... 9,201 80,233
RPC, Inc. ......................... 17,449 116,734
Select Water Solutions, Inc. , Class A ....... 9,333 86,237
Tidewater, Inc.
(a)
.................... 7,458 685,017
Transocean Ltd.
(a) (b)
.................. 78,937 412,051
Valaris Ltd.
(a)
....................... 6,517 423,996
Weatherford International plc
(a)
........... 18,660 2,306,749
10,732,216
Entertainment — 1.4%
Atlanta Braves Holdings, Inc. , Class A
(a)
..... 2,768 111,661
Atlanta Braves Holdings, Inc. , Class C, NVS
(a)
12,044 450,807
Endeavor Group Holdings, Inc. , Class A ..... 47,916 1,265,461
Eventbrite, Inc. , Class A
(a)
.............. 13,056 68,936
IMAX Corp.
(a)
...................... 11,649 186,500
Madison Square Garden Entertainment
Corp.
(a) (b)
....................... 10,387 406,651
Madison Square Garden Sports Corp.
(a)
..... 4,263 792,577
Roku, Inc. , Class A
(a) (b)
................ 30,597 1,764,223
TKO Group Holdings, Inc. .............. 13,804 1,306,825
Security
Shares
Shares Value
Entertainment (continued)
Warner Music Group Corp. , Class A ....... 33,913 $ 1,119,129
7,472,770
Financial Services — 1.9%
Affirm Holdings, Inc. , Class A
(a)
........... 27,553 878,390
AvidXchange Holdings, Inc.
(a)
............ 42,798 499,025
Cass Information Systems, Inc. .......... 1,406 60,725
Euronet Worldwide, Inc.
(a)
.............. 6,352 652,223
EVERTEC, Inc. ..................... 8,747 328,275
Federal Agricultural Mortgage Corp. , Class C,
NVS .......................... 1,008 187,619
Flywire Corp.
(a)
..................... 23,381 479,310
I3 Verticals, Inc. , Class A
(a)
.............. 2,652 60,227
International Money Express, Inc.
(a)
........ 8,225 166,392
Marqeta, Inc. , Class A
(a)
............... 104,122 577,877
Merchants Bancorp .................. 2,662 107,358
NMI Holdings, Inc. , Class A
(a)
............ 8,154 251,632
Remitly Global, Inc.
(a)
................. 35,192 627,473
Repay Holdings Corp. , Class A
(a)
......... 11,422 116,162
Shift4 Payments, Inc. , Class A
(a) (b)
......... 14,624 846,145
Toast, Inc. , Class A
(a) (b)
................ 99,672 2,355,249
Voya Financial, Inc. .................. 9,535 649,906
WEX, Inc.
(a) (b)
....................... 6,407 1,353,543
10,197,531
Food Products — 1.3%
Calavo Growers, Inc. ................. 1,403 37,811
Cal-Maine Foods, Inc. ................. 5,073 280,689
Darling Ingredients, Inc.
(a)
.............. 26,544 1,124,669
Freshpet, Inc.
(a)
..................... 12,061 1,279,310
Ingredion, Inc. ...................... 6,155 705,301
J & J Snack Foods Corp. ............... 2,851 391,414
John B Sanfilippo & Son, Inc. ............ 1,316 131,205
Lancaster Colony Corp. ............... 3,741 713,820
Mission Produce, Inc.
(a)
................ 7,852 89,120
Post Holdings, Inc.
(a)
.................. 5,207 552,723
Seaboard Corp. ..................... 23 76,133
Simply Good Foods Co. (The)
(a)
.......... 23,186 845,130
Tootsie Roll Industries, Inc. ............. 3,748 111,353
Utz Brands, Inc. , Class A ............... 8,214 148,098
Vital Farms, Inc.
(a)
................... 6,397 171,184
Westrock Coffee Co.
(a) (b)
............... 7,506 76,111
WK Kellogg Co. ..................... 6,375 148,793
6,882,864
Gas Utilities — 0.1%
Chesapeake Utilities Corp. ............. 2,822 298,765
New Jersey Resources Corp. ............ 9,502 415,142
713,907
Ground Transportation — 0.4%
Heartland Express, Inc. ................ 6,263 62,254
Hertz Global Holdings, Inc.
(a) (b)
........... 13,154 59,851
Landstar System, Inc. ................. 3,885 677,583
Lyft, Inc. , Class A
(a)
................... 30,077 470,404
Marten Transport Ltd. ................. 7,546 127,678
RXO, Inc.
(a)
........................ 15,659 296,112
Ryder System, Inc. ................... 4,774 581,712
2,275,594
Health Care Equipment & Supplies — 4.7%
Alphatec Holdings, Inc.
(a)
............... 25,339 319,778
AtriCure, Inc.
(a) (b)
.................... 12,274 296,049
Atrion Corp. ....................... 147 62,224
Avanos Medical, Inc.
(a)
................ 5,430 98,174
Axonics, Inc.
(a)
...................... 13,050 868,738
CONMED Corp. ..................... 7,939 539,693

Schedule of Investments
(continued)
April 30, 2024
iShares
®
Morningstar Small-Cap Growth ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Envista Holdings Corp.
(a)
............... 15,013 $ 295,456
Establishment Labs Holdings, Inc.
(a) (b)
...... 6,070 303,561
Glaukos Corp.
(a)
..................... 12,167 1,168,032
Globus Medical, Inc. , Class A
(a)
.......... 29,837 1,485,584
Haemonetics Corp.
(a)
................. 13,081 1,202,798
ICU Medical, Inc.
(a)
................... 5,286 517,605
Inari Medical, Inc.
(a)
.................. 12,450 464,883
Inspire Medical Systems, Inc.
(a) (b)
......... 7,618 1,840,966
Integer Holdings Corp.
(a)
............... 5,093 568,532
Integra LifeSciences Holdings Corp.
(a)
...... 6,733 196,402
iRhythm Technologies, Inc.
(a) (b)
........... 7,868 862,175
Lantheus Holdings, Inc.
(a)
.............. 17,612 1,171,902
LeMaitre Vascular, Inc. ................ 5,114 331,387
LivaNova plc
(a)
...................... 13,922 776,151
Masimo Corp.
(a) (b)
.................... 5,548 745,707
Merit Medical Systems, Inc.
(a)
............ 14,937 1,106,832
Neogen Corp.
(a) (b)
.................... 56,114 691,886
Nevro Corp.
(a)
...................... 4,646 49,155
Novocure Ltd.
(a)
..................... 14,393 176,170
Omnicell, Inc.
(a)
..................... 4,406 118,125
OrthoPediatrics Corp.
(a) (b)
............... 4,073 120,683
Paragon 28, Inc.
(a)
................... 9,358 86,281
Penumbra, Inc.
(a)
.................... 9,395 1,845,836
PROCEPT BioRobotics Corp.
(a) (b)
......... 11,099 588,025
RxSight, Inc.
(a)
...................... 5,826 303,709
Shockwave Medical, Inc.
(a)
.............. 9,524 3,144,730
SI-BONE, Inc.
(a)
..................... 9,752 139,063
STAAR Surgical Co.
(a)
................. 12,598 579,004
Tandem Diabetes Care, Inc.
(a)
........... 6,922 253,968
TransMedics Group, Inc.
(a) (b)
............. 8,152 767,348
Treace Medical Concepts, Inc.
(a) (b)
......... 11,175 115,885
UFP Technologies, Inc.
(a)
............... 1,877 386,549
Varex Imaging Corp.
(a)
................ 5,019 81,559
24,670,605
Health Care Providers & Services — 2.9%
Acadia Healthcare Co., Inc.
(a)
............ 23,662 1,749,568
Accolade, Inc.
(a) (b)
.................... 6,794 51,838
Addus HomeCare Corp.
(a)
.............. 3,849 370,081
agilon health, Inc.
(a) (b)
................. 78,348 430,914
Amedisys, Inc.
(a) (b)
................... 2,806 258,292
Astrana Health, Inc.
(a)
................. 10,414 386,880
Castle Biosciences, Inc.
(a)
.............. 1,914 40,366
CorVel Corp.
(a)
...................... 2,416 577,062
DocGo, Inc.
(a)
...................... 22,870 77,301
Encompass Health Corp. .............. 17,659 1,472,407
Ensign Group, Inc. (The) ............... 14,601 1,728,174
Guardant Health, Inc.
(a)
................ 28,337 510,066
HealthEquity, Inc.
(a)
................... 22,094 1,743,438
Hims & Hers Health, Inc. , Class A
(a)
........ 33,514 419,930
LifeStance Health Group, Inc.
(a) (b)
......... 25,666 158,616
National HealthCare Corp. .............. 1,958 177,924
National Research Corp. ............... 3,746 128,301
Option Care Health, Inc.
(a)
.............. 45,882 1,371,413
Privia Health Group, Inc.
(a) (b)
............. 27,167 499,873
Progyny, Inc.
(a) (b)
.................... 21,115 676,947
R1 RCM, Inc.
(a)
..................... 50,475 620,338
RadNet, Inc.
(a)
...................... 17,836 865,046
Select Medical Holdings Corp. ........... 16,847 477,949
Surgery Partners, Inc.
(a) (b)
.............. 17,614 439,469
US Physical Therapy, Inc. .............. 2,043 207,385
15,439,578
Security
Shares
Shares Value
Health Care REITs — 0.0%
Community Healthcare Trust, Inc. ......... 3,990 $ 105,855
Global Medical REIT, Inc. .............. 8,538 69,243
Universal Health Realty Income Trust ...... 2,078 74,870
249,968
Health Care Technology — 0.6%
Certara, Inc.
(a) (b)
..................... 28,110 480,962
Definitive Healthcare Corp. , Class A
(a) (b)
..... 13,758 95,480
Doximity, Inc. , Class A
(a) (b)
.............. 30,421 738,926
Evolent Health, Inc. , Class A
(a) (b)
.......... 29,030 805,292
Health Catalyst, Inc.
(a)
................. 8,012 49,835
HealthStream, Inc. ................... 6,375 164,284
Phreesia, Inc.
(a)
..................... 12,910 267,753
Schrodinger, Inc.
(a) (b)
.................. 8,291 202,135
Simulations Plus, Inc.
(b)
................ 4,088 185,391
2,990,058
Hotel & Resort REITs — 0.7%
Apple Hospitality REIT, Inc. ............. 58,526 863,844
Chatham Lodging Trust ................ 4,477 41,054
DiamondRock Hospitality Co. ............ 51,828 461,269
Pebblebrook Hotel Trust ............... 18,308 266,015
RLJ Lodging Trust ................... 40,525 445,775
Ryman Hospitality Properties, Inc. ........ 8,460 892,361
Sunstone Hotel Investors, Inc. ........... 21,659 220,922
Xenia Hotels & Resorts, Inc. ............ 27,267 378,193
3,569,433
Hotels, Restaurants & Leisure — 3.8%
Aramark .......................... 63,693 2,006,966
BJ's Restaurants, Inc.
(a)
................ 5,980 194,888
Bowlero Corp. , Class A
(b)
............... 6,219 73,073
Boyd Gaming Corp. .................. 10,000 535,100
Cava Group, Inc.
(a) (b)
.................. 4,462 320,996
Cheesecake Factory, Inc. (The) .......... 7,329 252,997
Choice Hotels International, Inc.
(b)
......... 6,887 814,457
Chuy's Holdings, Inc.
(a)
................ 3,210 94,567
Dave & Buster's Entertainment, Inc.
(a) (b)
..... 2,954 157,744
Denny's Corp.
(a)
..................... 4,402 35,304
Dutch Bros, Inc. , Class A
(a)
............. 19,406 546,473
Everi Holdings, Inc.
(a)
................. 11,871 96,986
First Watch Restaurant Group, Inc.
(a) (b)
...... 5,048 128,825
Golden Entertainment, Inc. ............. 2,339 74,965
Hilton Grand Vacations, Inc.
(a)
........... 10,221 425,602
Hyatt Hotels Corp. , Class A ............. 6,184 920,117
Jack in the Box, Inc. .................. 1,854 105,808
Krispy Kreme, Inc. ................... 19,620 248,193
Kura Sushi USA, Inc. , Class A
(a) (b)
......... 1,445 159,066
Life Time Group Holdings, Inc.
(a) (b)
......... 15,137 206,771
Light & Wonder, Inc. , Class A
(a)
........... 23,292 2,079,044
Monarch Casino & Resort, Inc. ........... 3,529 239,160
Papa John's International, Inc. ........... 4,976 306,969
Planet Fitness, Inc. , Class A
(a)
........... 22,082 1,321,387
Portillo's, Inc. , Class A
(a) (b)
.............. 7,332 89,890
RCI Hospitality Holdings, Inc. ............ 1,150 58,374
Red Rock Resorts, Inc. , Class A .......... 5,228 277,711
Shake Shack, Inc. , Class A
(a)
............ 9,737 1,030,662
Sweetgreen, Inc. , Class A
(a) (b)
............ 21,697 487,532
Target Hospitality Corp.
(a)
.............. 6,328 70,399
Texas Roadhouse, Inc. ................ 17,273 2,777,153
United Parks & Resorts, Inc.
(a) (b)
.......... 2,741 139,298
Wendy's Co. (The) ................... 27,921 558,141
Wingstop, Inc. ...................... 7,296 2,807,428
Wyndham Hotels & Resorts, Inc. ......... 8,947 657,694

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Xponential Fitness, Inc. , Class A
(a)
........ 6,658 $ 84,890
20,384,630
Household Durables — 1.3%
Cavco Industries, Inc.
(a)
................ 2,026 737,890
Century Communities, Inc. ............. 2,670 211,784
Cricut, Inc. , Class A .................. 3,957 21,051
Installed Building Products, Inc. .......... 3,417 805,490
iRobot Corp.
(a) (b)
..................... 2,898 24,807
Legacy Housing Corp.
(a)
............... 1,174 23,914
Skyline Champion Corp.
(a)
.............. 13,981 1,048,435
Sonos, Inc.
(a)
....................... 31,273 528,514
Tempur Sealy International, Inc. .......... 30,603 1,531,986
TopBuild Corp.
(a)
.................... 3,994 1,616,252
Vizio Holding Corp. , Class A
(a)
........... 18,107 191,934
6,742,057
Household Products — 0.4%
Energizer Holdings, Inc. ............... 11,590 332,865
Reynolds Consumer Products, Inc. ........ 4,499 128,806
Spectrum Brands Holdings, Inc. .......... 7,639 625,405
WD-40 Co.
(b)
....................... 3,492 789,646
1,876,722
Independent Power and Renewable Electricity Producers — 0.2%
Altus Power, Inc. , Class A
(a)
............. 17,602 64,599
Montauk Renewables, Inc.
(a)
............ 17,092 61,531
Ormat Technologies, Inc. ............... 13,803 881,046
Sunnova Energy International, Inc.
(a) (b)
...... 15,055 63,382
1,070,558
Industrial REITs — 1.3%
Americold Realty Trust, Inc. ............. 42,123 925,442
EastGroup Properties, Inc. ............. 11,959 1,857,950
First Industrial Realty Trust, Inc. .......... 31,033 1,409,519
Innovative Industrial Properties, Inc. ....... 3,225 333,465
Plymouth Industrial REIT, Inc. ........... 5,102 106,530
STAG Industrial, Inc. ................. 24,562 844,687
Terreno Realty Corp. ................. 22,414 1,218,201
6,695,794
Insurance — 2.4%
Assurant, Inc. ...................... 6,796 1,185,222
Assured Guaranty Ltd. ................ 10,745 824,142
BRP Group, Inc. , Class A
(a) (b)
............ 16,721 445,447
Employers Holdings, Inc. ............... 874 37,224
Goosehead Insurance, Inc. , Class A
(a) (b)
..... 6,160 350,566
Hagerty, Inc. , Class A
(a)
................ 7,260 64,977
Hanover Insurance Group, Inc. (The) ...... 9,337 1,212,129
Kinsale Capital Group, Inc. ............. 5,717 2,076,700
Lemonade, Inc.
(a)
.................... 8,464 145,835
Oscar Health, Inc. , Class A
(a)
............ 37,454 650,576
Palomar Holdings, Inc.
(a)
............... 6,117 481,224
Primerica, Inc. ...................... 6,234 1,320,735
ProAssurance Corp.
(a)
................. 5,481 73,226
RLI Corp. ......................... 6,561 927,397
Ryan Specialty Holdings, Inc. , Class A ...... 25,699 1,267,989
Selective Insurance Group, Inc. .......... 7,562 768,677
Skyward Specialty Insurance Group, Inc.
(a)
... 2,640 92,189
Tiptree, Inc. ....................... 3,147 50,132
White Mountains Insurance Group Ltd.
(b)
.... 434 771,713
12,746,100
Interactive Media & Services — 0.9%
(a)
Bumble, Inc. , Class A ................. 14,448 145,925
Cargurus, Inc. , Class A ................ 22,340 501,756
Cars.com, Inc. ...................... 5,688 95,047
Security
Shares
Shares Value
Interactive Media & Services (continued)
IAC, Inc. .......................... 12,351 $ 587,414
QuinStreet, Inc. ..................... 12,576 227,500
Rumble, Inc. , Class A
(b)
................ 20,857 147,250
TripAdvisor, Inc. ..................... 28,062 738,872
Vimeo, Inc. ........................ 28,093 100,854
Yelp, Inc. ......................... 16,812 676,515
Ziff Davis, Inc. ...................... 3,457 173,230
ZipRecruiter, Inc. , Class A .............. 16,972 174,472
ZoomInfo Technologies, Inc. ............ 72,407 1,148,375
4,717,210
IT Services — 0.3%
Applied Digital Corp.
(a)
................ 17,798 48,144
BigCommerce Holdings, Inc.
(a)
........... 8,799 49,802
Couchbase, Inc.
(a)
................... 8,017 193,530
DigitalOcean Holdings, Inc.
(a) (b)
........... 7,314 240,338
Fastly, Inc. , Class A
(a)
................. 18,930 239,465
Grid Dynamics Holdings, Inc. , Class A
(a)
..... 15,051 147,048
Hackett Group, Inc. (The) .............. 4,441 96,325
Perficient, Inc.
(a)
..................... 8,854 418,440
Squarespace, Inc. , Class A
(a)
............ 11,561 403,017
Thoughtworks Holding, Inc.
(a)
............ 7,695 17,852
1,853,961
Leisure Products — 0.6%
Acushnet Holdings Corp. ............... 4,466 272,337
Brunswick Corp. .................... 6,049 487,791
Johnson Outdoors, Inc. , Class A .......... 717 29,404
Mattel, Inc.
(a)
....................... 36,410 667,031
Polaris, Inc. ........................ 4,467 380,410
Smith & Wesson Brands, Inc. ............ 6,318 107,216
Topgolf Callaway Brands Corp.
(a) (b)
........ 37,480 600,430
YETI Holdings, Inc.
(a)
................. 15,560 555,803
3,100,422
Life Sciences Tools & Services — 1.3%
10X Genomics, Inc. , Class A
(a) (b)
.......... 25,573 748,777
Adaptive Biotechnologies Corp.
(a) (b)
........ 28,498 74,665
Azenta, Inc.
(a)
...................... 13,399 702,912
BioLife Solutions, Inc.
(a)
................ 4,719 82,771
CryoPort, Inc.
(a)
..................... 7,221 116,908
Medpace Holdings, Inc.
(a) (b)
............. 6,085 2,363,110
Mesa Laboratories, Inc. ............... 776 82,318
OmniAb Operations, Inc. , NVS
(a) (d)
......... 1,386 —
OmniAb, Inc.
(a)
...................... 15,072 66,920
OmniAb, Inc., 15.00 Earnout Shares , NVS
(a) (d)
. 1,386 —
Pacific Biosciences of California, Inc.
(a) (b)
.... 64,873 107,040
Quanterix Corp.
(a)
.................... 5,362 86,435
Repligen Corp.
(a)
.................... 12,584 2,066,293
Sotera Health Co.
(a) (b)
................. 27,440 307,328
6,805,477
Machinery — 5.2%
Alamo Group, Inc. ................... 2,585 502,472
Albany International Corp. , Class A ........ 4,438 353,930
Chart Industries, Inc.
(a) (b)
............... 11,043 1,590,855
Columbus McKinnon Corp. ............. 3,682 151,956
Crane Co. ......................... 7,259 1,016,333
Donaldson Co., Inc. .................. 31,189 2,251,846
Douglas Dynamics, Inc. ............... 2,263 51,234
Energy Recovery, Inc.
(a)
............... 14,661 218,449
Enerpac Tool Group Corp. , Class A ........ 14,091 502,062
Enpro, Inc. ........................ 3,061 459,548
Esab Corp. ........................ 7,593 803,947
Federal Signal Corp. ................. 15,758 1,281,125
Flowserve Corp. .................... 33,974 1,602,214

Schedule of Investments
(continued)
April 30, 2024
iShares
®
Morningstar Small-Cap Growth ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Franklin Electric Co., Inc. .............. 10,397 $ 1,000,919
Gorman-Rupp Co. (The) ............... 5,622 186,482
Helios Technologies, Inc. ............... 4,100 184,910
Hillenbrand, Inc. .................... 6,205 296,103
ITT, Inc. .......................... 15,035 1,944,627
John Bean Technologies Corp. ........... 8,243 734,369
Kadant, Inc.
(b)
...................... 2,868 785,230
Lindsay Corp. ...................... 2,865 332,770
Middleby Corp. (The)
(a)
................ 6,936 963,896
Miller Industries, Inc. ................. 1,214 59,134
Mueller Industries, Inc. ................ 13,903 776,065
Mueller Water Products, Inc. , Class A ...... 28,676 454,228
Nikola Corp.
(a) (b)
..................... 135,768 84,258
Omega Flex, Inc. .................... 901 59,700
Oshkosh Corp. ..................... 9,623 1,080,374
Proto Labs, Inc.
(a)
.................... 6,409 195,346
RBC Bearings, Inc.
(a) (b)
................ 7,025 1,717,964
SPX Technologies, Inc.
(a)
............... 11,771 1,433,826
Standex International Corp. ............. 2,153 372,211
Symbotic, Inc. , Class A
(a)
............... 5,259 202,840
Tennant Co. ....................... 2,442 284,444
Terex Corp. ........................ 10,608 594,578
Timken Co. (The) .................... 7,674 684,674
Titan International, Inc.
(a)
............... 7,025 77,415
Trinity Industries, Inc. ................. 21,001 546,446
Wabash National Corp. ................ 5,014 115,874
Watts Water Technologies, Inc. , Class A ..... 7,064 1,401,921
27,356,575
Marine Transportation — 0.3%
Genco Shipping & Trading Ltd. ........... 6,615 141,164
Kirby Corp.
(a)
....................... 9,453 1,031,606
Matson, Inc. ....................... 3,400 366,452
1,539,222
Media — 0.6%
Boston Omaha Corp. , Class A
(a)
.......... 5,501 84,935
Cable One, Inc. ..................... 533 209,922
Gray Television, Inc. .................. 6,781 38,991
Integral Ad Science Holding Corp.
(a)
....... 12,890 123,615
Magnite, Inc.
(a)
...................... 30,731 271,355
New York Times Co. (The) , Class A ........ 40,280 1,733,248
PubMatic, Inc. , Class A
(a)
............... 10,215 229,225
Scholastic Corp. .................... 2,156 76,797
TechTarget, Inc.
(a) (b)
.................. 2,742 75,405
TEGNA, Inc. ....................... 18,180 247,975
3,091,468
Metals & Mining — 1.2%
Alpha Metallurgical Resources, Inc. ....... 1,563 511,289
ATI, Inc.
(a) (b)
........................ 32,996 1,969,861
Carpenter Technology Corp. ............ 12,042 1,031,999
Century Aluminum Co.
(a)
............... 6,296 109,236
Compass Minerals International, Inc. ....... 8,952 111,452
Haynes International, Inc. .............. 1,954 117,533
Hecla Mining Co. .................... 65,806 311,262
Ivanhoe Electric, Inc.
(a) (b)
............... 10,846 109,545
Materion Corp. ..................... 5,321 611,596
Metallus, Inc.
(a)
..................... 4,132 84,954
MP Materials Corp. , Class A
(a) (b)
.......... 18,111 289,776
Piedmont Lithium, Inc.
(a) (b)
.............. 2,398 29,376
Ramaco Resources, Inc. , Class B ......... 559 6,210
Royal Gold, Inc. ..................... 9,706 1,165,982
6,460,071
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Ellington Financial, Inc. ................ 5,874 $ 67,199
Franklin BSP Realty Trust, Inc. ........... 5,872 73,341
140,540
Office REITs — 0.1%
COPT Defense Properties .............. 9,056 217,072
Easterly Government Properties, Inc. ...... 11,436 133,687
350,759
Oil, Gas & Consumable Fuels — 1.0%
Antero Midstream Corp. ............... 35,552 492,040
Centrus Energy Corp. , Class A
(a)
.......... 3,421 146,863
Clean Energy Fuels Corp.
(a)
............. 45,949 106,602
CNX Resources Corp.
(a) (b)
.............. 21,924 515,652
Comstock Resources, Inc. .............. 13,256 133,355
CONSOL Energy, Inc. ................. 3,956 327,399
Granite Ridge Resources, Inc. ........... 7,370 48,052
Green Plains, Inc.
(a)
.................. 12,504 258,458
Hallador Energy Co.
(a)
................. 2,749 14,047
HighPeak Energy, Inc.
(b)
............... 3,694 52,492
International Seaways, Inc. ............. 5,629 311,227
Kinetik Holdings, Inc. , Class A ........... 2,088 80,054
Kosmos Energy Ltd.
(a)
................. 46,268 262,340
Magnolia Oil & Gas Corp. , Class A ........ 17,110 428,948
New Fortress Energy, Inc. , Class A ........ 20,699 542,314
NextDecade Corp.
(a)
.................. 23,557 151,236
REX American Resources Corp.
(a)
........ 2,241 123,995
Riley Exploration Permian, Inc. ........... 674 17,477
Southwestern Energy Co.
(a)
............. 105,018 786,585
Uranium Energy Corp.
(a) (b)
.............. 92,266 622,795
Vitesse Energy, Inc. .................. 3,395 75,335
5,497,266
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................ 7,361 538,752
Mercer International, Inc. ............... 2,904 29,418
Sylvamo Corp. ..................... 3,655 228,437
796,607
Passenger Airlines — 0.5%
Allegiant Travel Co. .................. 1,955 106,665
American Airlines Group, Inc.
(a)
........... 73,527 993,350
Frontier Group Holdings, Inc.
(a) (b)
.......... 5,882 35,527
Joby Aviation, Inc. , Class A
(a) (b)
........... 108,185 546,334
SkyWest, Inc.
(a)
..................... 10,433 761,922
Sun Country Airlines Holdings, Inc.
(a)
....... 9,278 123,490
2,567,288
Personal Care Products — 0.9%
Beauty Health Co. (The) , Class A
(a)
........ 23,198 74,930
BellRing Brands, Inc.
(a)
................ 33,662 1,857,133
elf Beauty, Inc.
(a)
.................... 13,148 2,136,944
Inter Parfums, Inc. ................... 4,676 544,193
USANA Health Sciences, Inc.
(a)
.......... 1,141 47,374
4,660,574
Pharmaceuticals — 1.5%
(a)
Amphastar Pharmaceuticals, Inc. ......... 9,681 399,341
Amylyx Pharmaceuticals, Inc. ........... 11,585 20,969
ANI Pharmaceuticals, Inc. .............. 4,327 285,582
Arvinas, Inc. ....................... 6,335 201,263
Axsome Therapeutics, Inc. ............. 9,392 692,754
Cassava Sciences, Inc.
(b)
.............. 10,935 242,210
Catalent, Inc. ...................... 46,578 2,601,381
Corcept Therapeutics, Inc. .............. 16,951 395,298
Evolus, Inc. ........................ 11,398 134,155
Harmony Biosciences Holdings, Inc. ....... 9,553 295,283

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Harrow, Inc.
(b)
...................... 8,536 $ 86,982
Intra-Cellular Therapies, Inc. ............ 24,891 1,787,423
Ligand Pharmaceuticals, Inc.
(b)
........... 1,881 131,463
Liquidia Corp. ...................... 12,025 154,521
Pacira BioSciences, Inc. ............... 6,267 164,509
Pliant Therapeutics, Inc.
(b)
.............. 6,543 77,338
Revance Therapeutics, Inc. ............. 20,555 74,204
Scilex Holding Co. , (Acquired 01/06/23 , cost
$ 157,754 )
(e)
..................... 15,053 12,297
Tarsus Pharmaceuticals, Inc.
(b)
........... 2,889 90,801
Theravance Biopharma, Inc. ............ 5,684 47,973
Tilray Brands, Inc. , Class 2
(b)
............ 86,994 214,875
8,110,622
Professional Services — 3.1%
Alight, Inc. , Class A
(a)
................. 34,015 306,815
ASGN, Inc.
(a) (b)
...................... 4,302 414,928
Barrett Business Services, Inc. ........... 862 104,733
CACI International, Inc. , Class A
(a)
........ 2,918 1,173,707
CBIZ, Inc.
(a)
........................ 12,235 870,887
Clarivate plc
(a) (b)
..................... 46,937 317,294
CRA International, Inc. ................ 1,702 246,943
CSG Systems International, Inc. .......... 3,512 165,907
ExlService Holdings, Inc.
(a)
............. 42,570 1,234,530
Exponent, Inc. ...................... 13,103 1,204,297
First Advantage Corp. ................. 5,302 86,423
Forrester Research, Inc.
(a)
.............. 897 16,316
Franklin Covey Co.
(a)
................. 3,067 119,429
FTI Consulting, Inc.
(a) (b)
................ 9,166 1,959,966
Genpact Ltd. ....................... 17,339 533,001
Huron Consulting Group, Inc.
(a)
........... 4,542 423,496
ICF International, Inc. ................. 2,952 425,944
Insperity, Inc. ....................... 8,798 905,578
Kforce, Inc. ........................ 2,945 181,883
Korn Ferry ........................ 7,220 438,398
Legalzoom.com, Inc.
(a)
................ 30,345 362,623
Maximus, Inc. ...................... 7,484 600,816
NV5 Global, Inc.
(a) (b)
.................. 3,648 340,140
Parsons Corp.
(a)
..................... 11,244 882,767
Paycor HCM, Inc.
(a) (b)
................. 16,724 290,496
Planet Labs PBC , Class A
(a) (b)
............ 51,815 87,567
Resources Connection, Inc. ............. 3,774 41,703
Science Applications International Corp. .... 5,253 676,061
Sterling Check Corp.
(a) (b)
............... 3,101 46,918
TriNet Group, Inc. ................... 4,129 414,428
Upwork, Inc.
(a)
...................... 32,302 377,933
Verra Mobility Corp. , Class A
(a) (b)
.......... 42,800 1,009,224
16,261,151
Real Estate Management & Development — 0.5%
DigitalBridge Group, Inc. , Class A ......... 19,403 318,985
eXp World Holdings, Inc.
(b)
.............. 21,179 210,943
Forestar Group, Inc.
(a)
................. 1,786 55,348
FRP Holdings, Inc.
(a)
.................. 3,984 120,755
Howard Hughes Holdings, Inc.
(a)
.......... 4,023 262,139
Jones Lang LaSalle, Inc.
(a)
.............. 4,644 839,171
Marcus & Millichap, Inc. ............... 2,533 80,220
St. Joe Co. (The) .................... 9,176 524,867
2,412,428
Residential REITs — 0.3%
Apartment Income REIT Corp. ........... 19,850 761,843
Apartment Investment & Management Co. ,
Class A
(a)
....................... 12,185 97,480
Centerspace ....................... 1,636 110,021
Independence Realty Trust, Inc. .......... 26,817 422,904
Security
Shares
Shares Value
Residential REITs (continued)
NexPoint Residential Trust, Inc. .......... 2,841 $ 97,276
Veris Residential, Inc. ................. 14,749 212,533
1,702,057
Retail REITs — 1.2%
Acadia Realty Trust .................. 11,597 200,396
Agree Realty Corp. .................. 10,958 627,017
Brixmor Property Group, Inc. ............ 30,873 682,293
Federal Realty Investment Trust .......... 11,644 1,212,955
Getty Realty Corp. ................... 3,741 101,381
InvenTrust Properties Corp. ............. 7,249 183,690
Kite Realty Group Trust ................ 56,741 1,236,954
NETSTREIT Corp. ................... 17,624 296,964
Phillips Edison & Co., Inc. .............. 16,995 555,737
Retail Opportunity Investments Corp. ...... 10,680 131,044
SITE Centers Corp. .................. 20,864 281,455
Tanger, Inc. ........................ 13,254 375,751
Urban Edge Properties ................ 14,752 246,801
Whitestone REIT .................... 5,788 66,562
6,199,000
Semiconductors & Semiconductor Equipment — 3.8%
Aehr Test Systems
(a) (b)
................. 7,534 90,257
Allegro MicroSystems, Inc.
(a) (b)
........... 19,508 579,193
Alpha & Omega Semiconductor Ltd.
(a)
...... 3,625 79,279
Ambarella, Inc.
(a)
.................... 5,158 237,113
Amkor Technology, Inc. ................ 14,909 482,306
Axcelis Technologies, Inc.
(a)
............. 8,376 867,083
Cirrus Logic, Inc.
(a)
................... 4,701 416,368
Cohu, Inc.
(a)
....................... 12,184 369,419
Credo Technology Group Holding Ltd.
(a)
..... 34,144 610,153
Diodes, Inc.
(a)
...................... 4,598 335,700
FormFactor, Inc.
(a)
................... 20,094 895,991
Ichor Holdings Ltd.
(a)
.................. 7,452 288,989
Impinj, Inc.
(a) (b)
...................... 5,985 953,889
indie Semiconductor, Inc. , Class A
(a) (b)
...... 36,909 207,429
Kulicke & Soffa Industries, Inc. ........... 13,953 645,745
MACOM Technology Solutions Holdings,
Inc.
(a) (b)
......................... 14,150 1,442,592
MKS Instruments, Inc. ................ 4,516 537,314
Navitas Semiconductor Corp.
(a)
.......... 30,844 133,555
Onto Innovation, Inc.
(a)
................ 12,707 2,357,021
PDF Solutions, Inc.
(a)
................. 7,474 224,818
Power Integrations, Inc. ............... 6,705 447,358
Rambus, Inc.
(a)
..................... 27,803 1,524,160
Semtech Corp.
(a)
.................... 6,544 246,185
Silicon Laboratories, Inc.
(a) (b)
............. 8,170 992,573
SiTime Corp.
(a)
...................... 4,489 400,060
SolarEdge Technologies, Inc.
(a)
........... 14,669 860,337
Synaptics, Inc.
(a)
.................... 6,902 620,904
Ultra Clean Holdings, Inc.
(a)
............. 7,791 325,898
Universal Display Corp. ............... 12,231 1,932,253
Veeco Instruments, Inc.
(a)
.............. 4,623 163,377
Wolfspeed, Inc.
(a) (b)
................... 23,524 635,854
19,903,173
Software — 10.5%
A10 Networks, Inc. ................... 18,301 239,011
ACI Worldwide, Inc.
(a)
................. 17,811 607,355
Agilysys, Inc.
(a)
..................... 5,926 492,154
Alarm.com Holdings, Inc.
(a)
............. 12,808 851,732
Alkami Technology, Inc.
(a)
.............. 10,800 259,956
Altair Engineering, Inc. , Class A
(a) (b)
........ 14,080 1,132,736
Amplitude, Inc. , Class A
(a)
.............. 16,960 166,038
Appfolio, Inc. , Class A
(a)
............... 5,409 1,226,653
Appian Corp. , Class A
(a)
............... 7,939 297,236

Schedule of Investments
(continued)
April 30, 2024
iShares
®
Morningstar Small-Cap Growth ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Asana, Inc. , Class A
(a) (b)
................ 21,571 $ 320,761
AvePoint, Inc. , Class A
(a)
............... 25,648 199,285
Blackbaud, Inc.
(a)
.................... 11,363 885,405
BlackLine, Inc.
(a)
.................... 12,583 730,443
Box, Inc. , Class A
(a)
.................. 37,146 966,539
Braze, Inc. , Class A
(a)
................. 11,932 499,951
C3.ai, Inc. , Class A
(a) (b)
................ 25,314 570,324
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
... 34,531 387,438
Cerence, Inc.
(a)
..................... 6,176 56,263
Cleanspark, Inc.
(a) (b)
.................. 45,305 742,096
Clear Secure, Inc. , Class A ............. 19,641 343,128
Clearwater Analytics Holdings, Inc. , Class A
(a) (b)
32,658 515,343
CommVault Systems, Inc.
(a)
............. 5,470 560,511
Confluent, Inc. , Class A
(a)
.............. 53,006 1,490,529
Dolby Laboratories, Inc. , Class A ......... 15,232 1,182,917
DoubleVerify Holdings, Inc.
(a) (b)
........... 31,776 931,037
Dropbox, Inc. , Class A
(a)
............... 63,910 1,480,156
E2open Parent Holdings, Inc. , Class A
(a) (b)
... 16,908 82,004
Elastic NV
(a)
....................... 21,040 2,150,709
Enfusion, Inc. , Class A
(a)
............... 7,559 70,374
Envestnet, Inc.
(a) (b)
................... 7,641 474,277
Everbridge, Inc.
(a)
.................... 10,534 366,057
EverCommerce, Inc.
(a) (b)
............... 5,377 48,393
Five9, Inc.
(a)
....................... 18,724 1,077,941
Freshworks, Inc. , Class A
(a)
............. 42,945 766,568
Gitlab, Inc. , Class A
(a)
................. 23,264 1,220,662
Guidewire Software, Inc.
(a)
.............. 13,476 1,487,750
HashiCorp, Inc. , Class A
(a) (b)
............. 29,333 952,149
Informatica, Inc. , Class A
(a) (b)
............ 5,935 183,807
Instructure Holdings, Inc.
(a) (b)
............ 5,524 105,674
Intapp, Inc.
(a)
....................... 6,419 198,476
InterDigital, Inc. ..................... 6,334 625,356
Jamf Holding Corp.
(a)
................. 12,634 245,984
JFrog Ltd.
(a)
........................ 19,522 778,537
Klaviyo, Inc. , Class A
(a) (b)
............... 9,431 211,254
LiveRamp Holdings, Inc.
(a)
.............. 9,565 307,132
Marathon Digital Holdings, Inc.
(a) (b)
........ 57,634 925,602
Matterport, Inc. , Class A
(a) (b)
............. 21,477 98,794
MeridianLink, Inc.
(a)
.................. 4,844 80,798
MicroStrategy, Inc. , Class A
(a) (b)
........... 3,704 3,944,871
Mitek Systems, Inc.
(a)
................. 11,328 143,073
Model N, Inc.
(a)
..................... 9,903 293,624
N-able, Inc.
(a)
....................... 17,597 215,739
nCino, Inc.
(a)
....................... 15,790 460,436
Olo, Inc. , Class A
(a)
................... 25,647 123,106
PagerDuty, Inc.
(a)
.................... 22,947 458,022
Pegasystems, Inc. ................... 10,527 625,514
PowerSchool Holdings, Inc. , Class A
(a)
...... 18,495 320,333
Progress Software Corp. ............... 4,293 213,877
PROS Holdings, Inc.
(a) (b)
............... 11,190 366,473
Q2 Holdings, Inc.
(a) (b)
.................. 15,036 772,700
Qualys, Inc.
(a)
...................... 9,524 1,561,079
Rapid7, Inc.
(a)
...................... 15,868 710,886
RingCentral, Inc. , Class A
(a)
............. 8,051 238,471
Riot Platforms, Inc.
(a) (b)
................ 55,063 556,687
Samsara, Inc. , Class A
(a) (b)
.............. 43,603 1,523,053
SEMrush Holdings, Inc. , Class A
(a)
........ 7,733 94,652
SentinelOne, Inc. , Class A
(a)
............. 62,296 1,316,315
Smartsheet, Inc. , Class A
(a)
............. 34,958 1,322,461
SolarWinds Corp. ................... 6,507 71,707
Sprinklr, Inc. , Class A
(a) (b)
............... 31,860 372,443
Sprout Social, Inc. , Class A
(a) (b)
........... 12,058 608,326
SPS Commerce, Inc.
(a)
................ 9,444 1,642,028
Tenable Holdings, Inc.
(a)
............... 30,279 1,361,647
Teradata Corp.
(a)
.................... 25,138 932,620
Security
Shares
Shares Value
Software (continued)
UiPath, Inc. , Class A
(a) (b)
............... 110,538 $ 2,096,906
Varonis Systems, Inc.
(a) (b)
............... 27,957 1,223,119
Vertex, Inc. , Class A
(a) (b)
................ 11,552 336,510
Weave Communications, Inc.
(a)
.......... 8,879 94,917
Workiva, Inc. , Class A
(a)
................ 12,942 1,019,830
Yext, Inc.
(a)
........................ 29,021 159,325
Zeta Global Holdings Corp. , Class A
(a) (b)
..... 40,806 504,362
Zuora, Inc. , Class A
(a)
................. 34,128 336,502
55,614,909
Specialized REITs — 0.6%
EPR Properties ..................... 6,644 269,680
Farmland Partners, Inc. ............... 11,506 123,805
Four Corners Property Trust, Inc. ......... 8,379 196,487
Gladstone Land Corp. ................ 3,129 39,676
Lamar Advertising Co. , Class A .......... 8,460 980,091
National Storage Affiliates Trust .......... 9,846 345,004
PotlatchDeltic Corp. .................. 9,010 360,490
Rayonier, Inc. ...................... 14,941 443,150
Safehold, Inc. ...................... 11,918 217,384
2,975,767
Specialty Retail — 1.7%
Abercrombie & Fitch Co. , Class A
(a)
........ 8,682 1,055,037
Academy Sports & Outdoors, Inc.
(b)
........ 6,885 401,396
American Eagle Outfitters, Inc. ........... 28,511 691,677
Arko Corp. ........................ 8,259 35,514
Beyond, Inc.
(a)
...................... 3,342 67,274
Boot Barn Holdings, Inc.
(a)
.............. 3,501 372,751
Camping World Holdings, Inc. , Class A ..... 7,323 148,437
Chewy, Inc. , Class A
(a) (b)
............... 30,937 463,746
GameStop Corp. , Class A
(a) (b)
............ 22,898 253,939
Gap, Inc. (The) ..................... 29,495 605,237
Murphy USA, Inc. ................... 5,321 2,201,936
National Vision Holdings, Inc.
(a)
.......... 6,657 115,965
Revolve Group, Inc. , Class A
(a) (b)
.......... 5,601 111,516
RH
(a) (b)
........................... 2,021 499,288
Urban Outfitters, Inc.
(a)
................ 8,438 328,744
Valvoline, Inc.
(a)
..................... 33,791 1,436,793
Warby Parker, Inc. , Class A
(a) (b)
........... 18,997 223,025
Winmark Corp. ..................... 677 243,260
9,255,535
Technology Hardware, Storage & Peripherals — 0.1%
(a)
Corsair Gaming, Inc. ................. 5,493 60,973
IonQ, Inc.
(b)
........................ 44,075 376,841
437,814
Textiles, Apparel & Luxury Goods — 1.0%
Columbia Sportswear Co. .............. 5,492 437,328
Crocs, Inc.
(a)
....................... 6,632 824,822
Figs, Inc. , Class A
(a)
.................. 32,421 165,671
Movado Group, Inc. .................. 1,679 42,764
Oxford Industries, Inc. ................ 1,365 147,120
Ralph Lauren Corp. .................. 5,116 837,182
Skechers USA, Inc. , Class A
(a)
........... 34,592 2,284,802
Steven Madden Ltd. .................. 6,674 269,696
Wolverine World Wide, Inc. ............. 6,350 68,199
5,077,584
Trading Companies & Distributors — 2.0%
Applied Industrial Technologies, Inc. ....... 10,005 1,833,416
Beacon Roofing Supply, Inc.
(a)
........... 6,441 634,632
BlueLinx Holdings, Inc.
(a)
............... 703 77,098
Core & Main, Inc. , Class A
(a)
............. 25,549 1,442,752
Custom Truck One Source, Inc.
(a) (b)
........ 15,934 79,511
Distribution Solutions Group, Inc.
(a)
........ 2,758 90,931

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
DXP Enterprises, Inc.
(a)
................ 1,609 $ 78,455
FTAI Aviation Ltd. .................... 18,274 1,283,017
GATX Corp. ....................... 2,781 340,283
Global Industrial Co. .................. 2,996 115,376
H&E Equipment Services, Inc. ........... 5,380 259,800
Herc Holdings, Inc. ................... 3,322 475,146
McGrath RentCorp ................... 6,320 674,091
MSC Industrial Direct Co., Inc. , Class A ..... 6,941 633,297
Rush Enterprises, Inc. , Class A .......... 7,371 323,734
Rush Enterprises, Inc. , Class B .......... 1,046 42,792
SiteOne Landscape Supply, Inc.
(a)
......... 11,530 1,808,942
Titan Machinery, Inc.
(a)
................ 1,986 44,208
Transcat, Inc.
(a) (b)
.................... 2,272 243,945
10,481,426
Water Utilities — 0.3%
American States Water Co. ............. 9,643 683,110
California Water Service Group .......... 7,086 348,064
Consolidated Water Co. Ltd. ............ 2,684 68,308
Middlesex Water Co. ................. 2,802 142,118
SJW Group ........................ 4,626 251,886
York Water Co. (The) ................. 3,640 129,256
1,622,742
Wireless Telecommunication Services — 0.0%
Gogo, Inc.
(a)
....................... 8,003 72,507
Total Long-Term Investments — 99 .9%
(Cost: $ 492,075,620 ) .............................. 528,503,561
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 13.8%
(f)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.49%
(h)
.................. 72,365,198 $ 72,386,907
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.28% ................... 651,228 651,228
Total Short-Term Securities — 13 .8%
(Cost: $ 73,011,116 ) ............................... 73,038,135
Total Investments — 113 .7%
(Cost: $ 565,086,736 ) .............................. 601,541,696
Liabilities in Excess of Other Assets — (13.7) % ............ (72,297,413)
Net Assets — 100.0% ...............................
$ 529,244,283
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $12,297, representing less than 0.05% of its net assets as of period end, and an original cost of $157,754.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
Shares
Held at
04/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 62,391,598 $ 9,998,045
(a)
$ — $ 3,515 $ (6,251) $ 72,386,907 72,365,198 $ 680,326
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 808,997 — (157,769)
(a)
— — 651,228 651,228 51,835 —
$ 3,515 $ (6,251) $ 73,038,135 $ 732,161 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 6 06/21/24 $ 596 $ (38,643)

Schedule of Investments
(continued)
April 30, 2024
iShares
®
Morningstar Small-Cap Growth ETF
Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 38,643 $ — $ — $ — $ 38,643
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 137,735 $ — $ — $ — $ 137,735
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (36,896) $ — $ — $ — $ (36,896)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 884,048
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 528,491,264 $ 12,297 $ — $ 528,503,561
Short-Term Securities
Money Market Funds ...................................... 73,038,135 — — 73,038,135
$ 601,529,399 $ 12,297 $ — $ 601,541,696
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (38,643) $ — $ — $ (38,643)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2024
iShares Annual Report to Shareholders
Schedule of Investments
April 30, 2024
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.7%
AAR Corp.
(a)
....................... 4,218 $ 291,633
AerSale Corp.
(a) (b)
.................... 5,299 37,782
BWX Technologies, Inc. ............... 6,972 667,708
Eve Holding, Inc.
(a) (b)
.................. 6,165 33,229
Mercury Systems, Inc.
(a)
............... 10,244 288,881
Moog, Inc. , Class A .................. 2,344 372,860
National Presto Industries, Inc. ........... 698 57,229
Spirit AeroSystems Holdings, Inc. , Class A
(a)
.. 20,920 669,440
Triumph Group, Inc.
(a)
................. 7,632 101,964
V2X, Inc.
(a)
........................ 2,509 121,887
2,642,613
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.
(a)
....... 6,885 88,266
Forward Air Corp. ................... 3,728 82,090
GXO Logistics, Inc.
(a)
................. 9,168 455,283
Hub Group, Inc. , Class A ............... 12,303 494,827
1,120,466
Automobile Components — 1.3%
Adient plc
(a) (b)
....................... 18,534 553,611
American Axle & Manufacturing Holdings, Inc.
(a)
22,922 168,247
Autoliv, Inc. ........................ 4,931 590,684
Dana, Inc. ......................... 25,614 318,382
Dorman Products, Inc.
(a)
............... 2,657 232,355
Garrett Motion, Inc.
(a) (b)
................ 25,809 246,734
Goodyear Tire & Rubber Co. (The)
(a)
....... 54,025 646,139
LCI Industries ...................... 2,300 239,154
Lear Corp. ........................ 4,801 604,302
Modine Manufacturing Co.
(a)
............ 3,783 350,419
Patrick Industries, Inc. ................ 4,293 448,576
Phinia, Inc. ........................ 9,026 352,014
QuantumScape Corp. , Class A
(a) (b)
........ 25,143 136,275
Standard Motor Products, Inc. ........... 4,008 128,657
Stoneridge, Inc.
(a)
.................... 5,349 80,128
5,095,677
Automobiles — 0.5%
Harley-Davidson, Inc. ................. 27,526 946,619
Thor Industries, Inc. .................. 5,176 514,598
Winnebago Industries, Inc. ............. 5,794 356,795
1,818,012
Banks — 13.3%
1st Source Corp. .................... 3,343 165,813
Amalgamated Financial Corp. ........... 3,331 81,743
Amerant Bancorp, Inc. , Class A .......... 3,583 77,608
Ameris Bancorp ..................... 12,621 599,245
Associated Banc-Corp. ................ 29,896 629,909
Atlantic Union Bankshares Corp. ......... 14,713 467,432
Axos Financial, Inc.
(a)
................. 5,206 263,476
Banc of California, Inc. ................ 30,360 415,628
BancFirst Corp. ..................... 1,781 158,812
Bank First Corp. .................... 896 69,162
Bank of Hawaii Corp. ................. 7,863 445,753
Bank OZK ........................ 21,393 955,197
BankUnited, Inc. .................... 14,118 377,374
Banner Corp. ...................... 6,812 297,208
Berkshire Hills Bancorp, Inc. ............ 8,615 183,672
BOK Financial Corp. .................. 4,887 433,623
Brookline Bancorp, Inc. ................ 17,813 147,848
Byline Bancorp, Inc. .................. 6,025 130,562
Cadence Bank ..................... 35,520 982,838
Cambridge Bancorp .................. 1,418 87,023
Camden National Corp. ............... 2,841 88,696
Security
Shares
Shares Value
Banks (continued)
Capital City Bank Group, Inc. ............ 1,384 $ 36,704
Capitol Federal Financial, Inc. ........... 24,872 118,639
Cathay General Bancorp ............... 13,921 479,439
Central Pacific Financial Corp. ........... 3,937 78,504
City Holding Co. .................... 1,699 171,633
Coastal Financial Corp.
(a)
.............. 1,114 43,089
Columbia Banking System, Inc. .......... 41,006 771,323
Columbia Financial, Inc.
(a)
.............. 3,401 56,457
Comerica, Inc. ...................... 26,098 1,309,337
Commerce Bancshares, Inc. ............ 25,093 1,372,085
Community Bank System, Inc. ........... 10,566 456,662
Community Trust Bancorp, Inc. .......... 3,105 130,441
ConnectOne Bancorp, Inc. ............. 7,594 136,009
CrossFirst Bankshares, Inc.
(a) (b)
.......... 5,215 62,997
Cullen/Frost Bankers, Inc. .............. 7,305 762,204
Customers Bancorp, Inc.
(a)
.............. 5,695 260,091
CVB Financial Corp. .................. 26,261 429,105
Dime Community Bancshares, Inc. ........ 7,589 138,120
Eagle Bancorp, Inc. .................. 5,975 110,478
East West Bancorp, Inc. ............... 27,839 2,073,727
Eastern Bankshares, Inc. .............. 31,750 398,780
Enterprise Financial Services Corp. ....... 7,363 279,868
Farmers National Banc Corp. ............ 7,492 88,630
FB Financial Corp. ................... 7,124 261,095
First Bancorp ...................... 38,639 770,474
First Bancshares, Inc. (The) ............. 5,204 124,584
First Busey Corp. .................... 10,704 239,127
First Commonwealth Financial Corp. ....... 19,869 262,072
First Financial Bancorp ................ 18,892 417,702
First Financial Bankshares, Inc. .......... 16,373 483,986
First Hawaiian, Inc. .................. 25,272 532,986
First Horizon Corp. ................... 109,198 1,629,234
First Interstate BancSystem, Inc. , Class A ... 17,689 472,296
First Merchants Corp. ................. 11,990 400,706
First Mid Bancshares, Inc. .............. 4,569 141,456
FNB Corp. ........................ 68,549 914,444
Fulton Financial Corp. ................. 30,950 512,222
German American Bancorp, Inc. .......... 3,893 123,525
Glacier Bancorp, Inc. ................. 21,990 795,598
Great Southern Bancorp, Inc. ............ 1,855 95,347
Hancock Whitney Corp. ............... 17,109 776,577
Hanmi Financial Corp. ................ 6,196 94,799
HarborOne Bancorp, Inc. .............. 7,522 76,198
HBT Financial, Inc. ................... 2,748 50,714
Heartland Financial USA, Inc. ........... 8,190 344,881
Heritage Commerce Corp. .............. 12,971 102,990
Heritage Financial Corp. ............... 7,055 125,156
Hilltop Holdings, Inc. .................. 9,150 267,729
Home BancShares, Inc. ............... 18,560 439,501
Hope Bancorp, Inc. .................. 23,555 236,021
Horizon Bancorp, Inc. ................. 8,718 100,083
Independent Bank Corp. ............... 8,174 410,662
Independent Bank Group, Inc. ........... 6,976 259,786
International Bancshares Corp. .......... 10,609 590,391
Kearny Financial Corp. ................ 11,507 62,138
Lakeland Bancorp, Inc. ................ 12,976 158,177
Lakeland Financial Corp. ............... 3,270 192,178
Mercantile Bank Corp. ................ 3,314 119,569
Metrocity Bankshares, Inc. ............. 4,089 93,965
Midland States Bancorp, Inc. ............ 4,516 98,900
National Bank Holdings Corp. , Class A ..... 6,807 222,793
NBT Bancorp, Inc. ................... 9,231 323,177
New York Community Bancorp, Inc. ....... 141,369 374,628
Nicolet Bankshares, Inc. ............... 2,686 205,560
Northwest Bancshares, Inc. ............. 23,767 251,930

Schedule of Investments
(continued)
April 30, 2024
iShares
®
Morningstar Small-Cap Value ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
OceanFirst Financial Corp. ............. 11,886 $ 175,437
OFG Bancorp ...................... 9,147 330,298
Old National Bancorp ................. 55,748 922,072
Old Second Bancorp, Inc. .............. 8,973 122,930
Origin Bancorp, Inc. .................. 3,231 95,961
Pacific Premier Bancorp, Inc. ............ 17,152 368,768
Park National Corp. .................. 2,834 373,266
Pathward Financial, Inc. ............... 2,633 132,624
Peapack-Gladstone Financial Corp. ....... 1,687 37,755
Peoples Bancorp, Inc. ................ 6,804 197,588
Pinnacle Financial Partners, Inc. .......... 15,188 1,164,920
Popular, Inc. ....................... 13,240 1,125,268
Preferred Bank ..................... 1,197 90,601
Premier Financial Corp. ............... 6,916 134,032
Prosperity Bancshares, Inc. ............. 18,346 1,136,902
Provident Financial Services, Inc. ......... 14,131 207,443
QCR Holdings, Inc. .................. 3,227 177,356
Republic Bancorp, Inc. , Class A .......... 1,878 95,252
S&T Bancorp, Inc. ................... 7,184 216,598
Sandy Spring Bancorp, Inc. ............. 8,898 181,964
Seacoast Banking Corp. of Florida ........ 8,283 191,089
ServisFirst Bancshares, Inc. ............ 4,379 258,186
Simmons First National Corp. , Class A ..... 23,992 410,023
Southern Missouri Bancorp, Inc. .......... 1,192 47,799
Southside Bancshares, Inc. ............. 5,858 156,174
SouthState Corp. .................... 14,385 1,088,944
Stellar Bancorp, Inc. .................. 10,250 227,550
Stock Yards Bancorp, Inc. .............. 2,418 107,722
Synovus Financial Corp. ............... 27,854 996,895
Texas Capital Bancshares, Inc.
(a)
......... 5,421 311,165
TFS Financial Corp. .................. 6,380 76,624
Tompkins Financial Corp. .............. 2,538 111,621
Towne Bank ....................... 13,897 359,515
TriCo Bancshares ................... 6,359 221,102
Triumph Financial, Inc.
(a) (b)
.............. 2,102 147,897
TrustCo Bank Corp. .................. 3,711 98,787
Trustmark Corp. .................... 11,169 330,602
UMB Financial Corp. ................. 8,757 697,583
United Bankshares, Inc. ............... 26,396 856,814
United Community Banks, Inc. ........... 23,481 592,426
Univest Financial Corp. ................ 5,722 119,418
Valley National Bancorp ............... 85,792 601,402
Veritex Holdings, Inc. ................. 9,951 193,845
WaFd, Inc. ........................ 12,740 345,127
Webster Financial Corp. ............... 32,692 1,432,890
WesBanco, Inc. ..................... 11,821 319,167
Westamerica Bancorp ................ 5,005 232,983
Western Alliance Bancorp .............. 20,565 1,168,709
Wintrust Financial Corp. ............... 12,145 1,173,693
WSFS Financial Corp. ................ 6,740 288,000
Zions Bancorp NA ................... 29,152 1,188,819
52,617,907
Beverages — 0.0%
(a)
Duckhorn Portfolio, Inc. (The)
(b)
.......... 5,151 43,629
National Beverage Corp. ............... 1,722 76,629
120,258
Biotechnology — 2.0%
(a)
Agios Pharmaceuticals, Inc. ............. 3,324 108,030
Akero Therapeutics, Inc. ............... 10,923 217,259
Alector, Inc.
(b)
...................... 7,402 37,602
Allogene Therapeutics, Inc.
(b)
............ 10,983 30,313
Amicus Therapeutics, Inc. .............. 15,321 153,057
AnaptysBio, Inc. .................... 2,126 51,747
Security
Shares
Shares Value
Biotechnology (continued)
Anavex Life Sciences Corp. ............. 7,964 $ 29,069
Arcturus Therapeutics Holdings, Inc.
(b)
...... 4,854 124,117
Arcus Biosciences, Inc. ................ 4,515 68,763
Beam Therapeutics, Inc. ............... 4,038 85,686
Biohaven Ltd.
(b)
..................... 7,265 281,882
Bridgebio Pharma, Inc. ................ 11,499 294,604
Cabaletta Bio, Inc.
(b)
.................. 4,320 45,986
Catalyst Pharmaceuticals, Inc. ........... 7,379 111,054
CRISPR Therapeutics AG
(b)
............. 15,029 796,387
Dyne Therapeutics, Inc. ............... 10,199 258,137
Editas Medicine, Inc.
(b)
................ 16,104 83,902
Geron Corp. ....................... 42,869 168,475
Inhibrx, Inc. ........................ 2,631 89,559
Intellia Therapeutics, Inc.
(b)
............. 8,069 172,677
Ionis Pharmaceuticals, Inc.
(b)
............ 15,130 624,264
Iovance Biotherapeutics, Inc.
(b)
........... 42,960 506,069
Ironwood Pharmaceuticals, Inc. , Class A .... 26,775 207,506
Kiniksa Pharmaceuticals Ltd. , Class A ...... 2,657 49,739
Kura Oncology, Inc.
(b)
................. 8,678 170,262
Lyell Immunopharma, Inc. .............. 18,680 40,536
Madrigal Pharmaceuticals, Inc.
(b)
......... 1,336 272,571
Myriad Genetics, Inc. ................. 17,493 342,338
Novavax, Inc.
(b)
..................... 9,587 41,512
Olema Pharmaceuticals, Inc. ............ 4,718 47,982
PTC Therapeutics, Inc.
(b)
............... 10,203 328,026
RAPT Therapeutics, Inc.
(b)
.............. 3,591 27,651
REGENXBIO, Inc. ................... 7,659 117,566
Replimune Group, Inc.
(b)
............... 3,027 19,222
Sage Therapeutics, Inc. ............... 4,711 65,671
Sana Biotechnology, Inc.
(b)
.............. 7,851 70,659
Savara, Inc. ....................... 7,481 34,263
Summit Therapeutics, Inc.
(b)
............. 7,488 29,428
Taysha Gene Therapies, Inc. ............ 6,403 15,559
TG Therapeutics, Inc.
(b)
................ 27,543 376,237
Ultragenyx Pharmaceutical, Inc. .......... 5,386 229,120
Vaxcyte, Inc. ....................... 10,695 647,582
Vir Biotechnology, Inc. ................ 17,507 148,109
Viridian Therapeutics, Inc.
(b)
............. 6,540 86,720
Zymeworks, Inc. .................... 8,176 70,150
7,777,048
Broadline Retail — 0.6%
Dillard's, Inc. , Class A
(b)
................ 890 389,811
Kohl's Corp. ....................... 19,729 472,313
Macy's, Inc. ....................... 54,179 998,519
Nordstrom, Inc. ..................... 20,722 393,925
2,254,568
Building Products — 1.4%
American Woodmark Corp.
(a)
............ 1,993 183,515
Apogee Enterprises, Inc. ............... 4,351 268,805
Armstrong World Industries, Inc. .......... 2,798 321,434
AZZ, Inc. ......................... 2,491 178,430
Fortune Brands Innovations, Inc. ......... 24,866 1,817,705
Griffon Corp. ....................... 5,456 357,477
Hayward Holdings, Inc.
(a) (b)
.............. 24,788 336,621
Insteel Industries, Inc. ................. 1,839 59,032
Janus International Group, Inc.
(a) (b)
........ 8,493 122,384
JELD-WEN Holding, Inc.
(a)
.............. 16,046 328,943
Masonite International Corp.
(a)
........... 2,509 332,568
Masterbrand, Inc.
(a)
.................. 25,089 418,234
Quanex Building Products Corp. .......... 3,364 111,752
Resideo Technologies, Inc.
(a)
............ 14,264 278,576
UFP Industries, Inc. .................. 5,334 601,142
5,716,618

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets — 2.9%
Affiliated Managers Group, Inc. .......... 4,510 $ 704,011
Artisan Partners Asset Management, Inc. , Class
A ............................ 6,044 247,381
B Riley Financial, Inc.
(b)
................ 3,209 110,390
BGC Group, Inc. , Class A .............. 76,301 597,437
Diamond Hill Investment Group, Inc. ....... 574 85,652
Donnelley Financial Solutions, Inc.
(a)
....... 2,404 150,923
Evercore, Inc. , Class A ................ 4,351 789,706
Federated Hermes, Inc. , Class B ......... 8,821 289,770
Houlihan Lokey, Inc. , Class A ............ 4,025 513,147
Invesco Ltd. ....................... 64,186 909,516
Janus Henderson Group plc ............ 26,463 826,175
Jefferies Financial Group, Inc. ........... 13,135 565,593
Moelis & Co. , Class A ................. 13,184 647,071
Open Lending Corp. , Class A
(a)
........... 13,351 68,090
Perella Weinberg Partners .............. 3,531 52,682
Piper Sandler Cos. ................... 2,885 564,854
SEI Investments Co. .................. 8,070 532,216
StepStone Group, Inc. , Class A .......... 3,965 143,018
Stifel Financial Corp. ................. 19,864 1,587,531
StoneX Group, Inc.
(a)
................. 5,393 391,532
TPG, Inc. , Class A ................... 11,699 504,227
Victory Capital Holdings, Inc. , Class A ...... 7,734 393,351
Virtu Financial, Inc. , Class A ............. 17,064 370,289
Virtus Investment Partners, Inc. .......... 641 140,584
WisdomTree, Inc. .................... 14,581 129,771
11,314,917
Chemicals — 3.0%
AdvanSix, Inc. ...................... 5,270 133,120
Arcadium Lithium plc
(a) (b)
............... 104,850 461,340
Ashland, Inc. ....................... 6,366 606,871
Avient Corp. ....................... 10,742 455,676
Axalta Coating Systems Ltd.
(a)
........... 18,934 595,285
Cabot Corp. ....................... 10,896 994,042
Chemours Co. (The) .................. 29,322 784,364
Ecovyst, Inc.
(a)
...................... 9,486 89,453
Element Solutions, Inc. ................ 44,622 1,032,107
FMC Corp. ........................ 24,607 1,452,059
HB Fuller Co. ...................... 6,113 456,702
Huntsman Corp. .................... 32,751 781,439
Ingevity Corp.
(a)
..................... 7,129 364,577
Innospec, Inc. ...................... 2,251 270,120
Koppers Holdings, Inc. ................ 2,078 106,560
Kronos Worldwide, Inc. ................ 4,542 52,006
LSB Industries, Inc.
(a)
................. 10,438 97,073
Mativ Holdings, Inc. .................. 10,680 195,017
Minerals Technologies, Inc. ............. 5,891 429,395
NewMarket Corp. .................... 645 339,863
Olin Corp. ......................... 12,705 664,217
Orion SA ......................... 5,528 130,793
Perimeter Solutions SA
(a)
............... 18,268 127,876
PureCycle Technologies, Inc.
(a) (b)
.......... 10,392 48,531
Scotts Miracle-Gro Co. (The) ............ 7,980 546,949
Sensient Technologies Corp. ............ 3,850 281,897
Stepan Co. ........................ 1,873 155,440
Tronox Holdings plc .................. 23,486 399,027
12,051,799
Commercial Services & Supplies — 1.3%
ABM Industries, Inc. .................. 9,132 399,069
ACCO Brands Corp. .................. 18,511 89,223
Brady Corp. , Class A, NVS ............. 3,709 218,831
BrightView Holdings, Inc.
(a)
............. 7,919 89,089
Brink's Co. (The) .................... 2,633 230,282
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Cimpress plc
(a)
...................... 3,133 $ 267,151
CoreCivic, Inc.
(a)
.................... 22,358 333,134
Deluxe Corp. ....................... 8,189 161,733
Driven Brands Holdings, Inc.
(a)
........... 8,861 126,978
Ennis, Inc. ........................ 2,911 57,929
Enviri Corp.
(a)
...................... 15,702 122,162
GEO Group, Inc. (The)
(a)
............... 24,091 357,992
Healthcare Services Group, Inc.
(a)
......... 13,637 144,825
HNI Corp. ......................... 9,155 384,052
Interface, Inc. ...................... 5,870 89,752
Matthews International Corp. , Class A ...... 5,895 159,047
MillerKnoll, Inc. ..................... 8,710 221,495
OPENLANE, Inc.
(a)
................... 7,639 131,238
Pitney Bowes, Inc. ................... 4,409 18,782
SP Plus Corp.
(a)
..................... 2,091 106,767
Steelcase, Inc. , Class A ............... 17,222 207,181
Stericycle, Inc.
(a)
.................... 9,725 434,999
UniFirst Corp. ...................... 1,152 184,470
Vestis Corp. ....................... 25,822 475,641
VSE Corp. ........................ 842 65,735
5,077,557
Communications Equipment — 0.4%
ADTRAN Holdings, Inc. ............... 14,445 63,269
Ciena Corp.
(a)
...................... 10,988 507,975
Infinera Corp.
(a)
..................... 11,746 56,616
Lumentum Holdings, Inc.
(a) (b)
............ 8,143 356,338
NetScout Systems, Inc.
(a)
.............. 13,504 260,087
Viasat, Inc.
(a)
....................... 9,037 143,779
Viavi Solutions, Inc.
(a)
................. 23,224 183,469
1,571,533
Construction & Engineering — 0.7%
Ameresco, Inc. , Class A
(a) (b)
............. 3,159 66,118
Arcosa, Inc. ....................... 4,328 329,015
Argan, Inc. ........................ 1,184 71,348
Dycom Industries, Inc.
(a)
............... 2,164 303,003
IES Holdings, Inc.
(a)
.................. 555 74,992
MasTec, Inc.
(a)
...................... 5,141 455,955
MDU Resources Group, Inc. ............ 39,060 964,782
Primoris Services Corp. ............... 4,947 230,530
Valmont Industries, Inc. ................ 1,750 358,400
2,854,143
Construction Materials — 0.1%
Eagle Materials, Inc.
(b)
................. 2,179 546,297
Consumer Finance — 1.8%
Ally Financial, Inc. ................... 53,462 2,050,268
Atlanticus Holdings Corp.
(a)
............. 1,108 29,307
Bread Financial Holdings, Inc. ........... 9,370 345,847
Credit Acceptance Corp.
(a) (b)
............. 1,295 665,267
Encore Capital Group, Inc.
(a)
............ 4,478 184,001
Enova International, Inc.
(a)
.............. 5,644 341,631
EZCORP, Inc. , Class A, NVS
(a)
........... 5,195 57,041
Green Dot Corp. , Class A
(a)
............. 5,076 44,415
LendingClub Corp.
(a)
.................. 9,412 70,778
Navient Corp. ...................... 16,871 253,402
Nelnet, Inc. , Class A .................. 2,356 221,888
NerdWallet, Inc. , Class A
(a) (b)
............ 7,322 92,038
OneMain Holdings, Inc. ................ 22,851 1,190,766
PRA Group, Inc.
(a)
................... 7,382 175,618
PROG Holdings, Inc. ................. 8,927 296,733
SLM Corp. ........................ 44,532 943,633
World Acceptance Corp.
(a)
.............. 707 97,262
7,059,895

Schedule of Investments
(continued)
April 30, 2024
iShares
®
Morningstar Small-Cap Value ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc. (The) ................. 3,006 $ 165,150
Chefs' Warehouse, Inc. (The)
(a)
.......... 7,048 233,148
Grocery Outlet Holding Corp.
(a)
........... 5,417 140,680
Ingles Markets, Inc. , Class A ............ 1,737 124,630
PriceSmart, Inc. ..................... 2,848 229,520
SpartanNash Co. .................... 6,826 130,308
Sprouts Farmers Market, Inc.
(a) (b)
......... 9,610 634,548
United Natural Foods, Inc.
(a)
............. 11,651 104,043
Weis Markets, Inc. ................... 2,226 140,527
1,902,554
Containers & Packaging — 1.6%
AptarGroup, Inc. .................... 3,904 563,660
Berry Global Group, Inc. ............... 22,823 1,292,695
Graphic Packaging Holding Co. .......... 25,276 653,385
Greif, Inc. , Class A, NVS ............... 5,007 306,829
Greif, Inc. , Class B ................... 588 36,738
Myers Industries, Inc. ................. 3,220 70,518
O-I Glass, Inc.
(a)
..................... 30,441 455,397
Pactiv Evergreen, Inc. ................ 6,851 104,409
Sealed Air Corp. .................... 28,374 893,213
Silgan Holdings, Inc. .................. 16,293 760,231
Sonoco Products Co. ................. 19,278 1,080,532
TriMas Corp. ....................... 8,224 213,742
6,431,349
Diversified Consumer Services — 0.6%
ADT, Inc. ......................... 44,053 286,345
Adtalem Global Education, Inc.
(a)
......... 2,185 108,420
Chegg, Inc.
(a)
....................... 12,271 63,441
European Wax Center, Inc. , Class A
(a)
...... 3,651 42,936
Frontdoor, Inc.
(a)
..................... 8,135 249,663
Graham Holdings Co. , Class B ........... 707 495,869
H&R Block, Inc. ..................... 14,463 683,087
Laureate Education, Inc. ............... 8,366 121,307
Mister Car Wash, Inc.
(a) (b)
............... 10,389 69,502
Perdoceo Education Corp. .............. 6,323 115,711
Strategic Education, Inc. ............... 1,522 174,786
Stride, Inc.
(a)
....................... 2,195 146,516
2,557,583
Diversified REITs — 0.4%
Alexander & Baldwin, Inc. .............. 6,255 103,020
American Assets Trust, Inc. ............. 6,087 129,958
Armada Hoffler Properties, Inc. .......... 13,188 138,738
Broadstone Net Lease, Inc. ............. 18,661 271,704
Empire State Realty Trust, Inc. , Class A ..... 15,813 143,898
Essential Properties Realty Trust, Inc. ...... 15,957 420,307
Gladstone Commercial Corp. ............ 8,047 107,588
Global Net Lease, Inc. ................ 38,856 270,049
1,585,262
Diversified Telecommunication Services — 0.6%
ATN International, Inc. ................ 2,174 41,480
Cogent Communications Holdings, Inc. ..... 8,614 552,846
Consolidated Communications Holdings, Inc.
(a)
14,430 62,338
Frontier Communications Parent, Inc.
(a) (b)
.... 43,584 1,008,534
IDT Corp. , Class B ................... 1,661 59,032
Liberty Latin America Ltd. , Class A
(a) (b)
...... 7,748 58,497
Liberty Latin America Ltd. , Class C, NVS
(a)
... 24,564 185,213
Lumen Technologies, Inc.
(a)
............. 196,147 233,415
2,201,355
Electric Utilities — 1.2%
ALLETE, Inc. ...................... 11,369 673,272
Genie Energy Ltd. , Class B ............. 1,430 21,865
Hawaiian Electric Industries, Inc. ......... 21,851 215,232
Security
Shares
Shares Value
Electric Utilities (continued)
IDACORP, Inc. ..................... 5,537 $ 524,797
MGE Energy, Inc. .................... 2,780 217,730
OGE Energy Corp. ................... 39,667 1,374,462
Otter Tail Corp. ..................... 4,330 369,609
PNM Resources, Inc. ................. 16,973 629,019
Portland General Electric Co. ............ 19,962 862,957
4,888,943
Electrical Equipment — 1.5%
Acuity Brands, Inc. ................... 2,597 644,835
Atkore, Inc.
(b)
....................... 4,748 832,324
ChargePoint Holdings, Inc. , Class A
(a) (b)
..... 30,921 41,125
Encore Wire Corp. ................... 1,789 499,775
EnerSys .......................... 3,627 328,062
Freyr Battery, Inc.
(a) (b)
................. 21,308 35,158
Generac Holdings, Inc.
(a) (b)
.............. 7,139 970,618
GrafTech International Ltd. ............. 38,095 65,523
NEXTracker, Inc. , Class A
(a)
............. 9,706 415,320
nVent Electric plc .................... 12,165 876,732
Powell Industries, Inc. ................. 492 70,356
Preformed Line Products Co. ............ 200 24,206
Sensata Technologies Holding plc ......... 19,366 741,912
SunPower Corp.
(a) (b)
.................. 15,888 32,729
Sunrun, Inc.
(a) (b)
..................... 42,906 441,503
Thermon Group Holdings, Inc.
(a)
.......... 2,746 87,680
6,107,858
Electronic Equipment, Instruments & Components — 2.3%
Advanced Energy Industries, Inc.
(b)
........ 3,091 296,242
Arrow Electronics, Inc.
(a)
............... 10,699 1,365,941
Avnet, Inc. ........................ 17,337 847,259
Bel Fuse, Inc. , Class B, NVS ............ 758 44,510
Belden, Inc. ....................... 3,084 250,637
Benchmark Electronics, Inc. ............ 3,529 106,611
Coherent Corp.
(a) (b)
................... 14,105 770,556
Crane NXT Co. ..................... 11,130 676,815
Daktronics, Inc.
(a)
.................... 4,829 45,634
ePlus, Inc.
(a)
....................... 2,889 222,106
Insight Enterprises, Inc.
(a) (b)
............. 3,093 564,689
IPG Photonics Corp.
(a) (b)
............... 3,210 269,576
Kimball Electronics, Inc.
(a)
.............. 2,515 52,639
Knowles Corp.
(a)
.................... 17,870 282,882
Methode Electronics, Inc. .............. 4,128 50,320
OSI Systems, Inc.
(a)
.................. 1,225 161,014
PC Connection, Inc. .................. 1,306 80,933
Plexus Corp.
(a)
...................... 2,216 223,838
Sanmina Corp.
(a)
.................... 6,849 415,529
ScanSource, Inc.
(a)
................... 4,994 207,850
TTM Technologies, Inc.
(a)
............... 13,566 202,541
Vishay Intertechnology, Inc. ............. 23,698 548,372
Vontier Corp. ....................... 30,470 1,237,996
8,924,490
Energy Equipment & Services — 1.1%
Archrock, Inc. ...................... 15,984 306,733
Atlas Energy Solutions, Inc. ............. 2,206 48,995
Bristow Group, Inc.
(a)
................. 4,334 114,028
Diamond Offshore Drilling, Inc.
(a)
.......... 9,971 122,045
Helmerich & Payne, Inc. ............... 19,441 764,615
Kodiak Gas Services, Inc. .............. 1,814 49,305
Liberty Energy, Inc. , Class A ............ 21,842 480,524
Nabors Industries Ltd.
(a)
............... 747 53,806
Newpark Resources, Inc.
(a)
............. 9,959 69,115
NOV, Inc. ......................... 23,813 440,302
Oil States International, Inc.
(a)
............ 4,578 18,266
Patterson-UTI Energy, Inc. ............. 34,315 371,288

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
ProFrac Holding Corp. , Class A
(a) (b)
........ 5,291 $ 38,466
ProPetro Holding Corp.
(a)
............... 8,964 78,166
RPC, Inc. ......................... 6,267 41,926
Select Water Solutions, Inc. , Class A ....... 10,932 101,012
Tidewater, Inc.
(a)
.................... 3,740 343,519
Transocean Ltd.
(a) (b)
.................. 82,101 428,567
US Silica Holdings, Inc.
(a)
.............. 15,095 232,916
Valaris Ltd.
(a)
....................... 6,595 429,071
4,532,665
Entertainment — 0.3%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
48,608 142,422
Cinemark Holdings, Inc.
(a) (b)
............. 21,881 375,040
Eventbrite, Inc. , Class A
(a)
.............. 6,510 34,373
Lions Gate Entertainment Corp. , Class A
(a)
... 10,653 107,489
Lions Gate Entertainment Corp. , Class B,
NVS
(a)
......................... 26,464 249,555
Playtika Holding Corp. ................ 11,729 85,035
Sphere Entertainment Co. , Class A
(a)
....... 4,780 185,751
Vivid Seats, Inc. , Class A
(a) (b)
............ 14,664 77,133
1,256,798
Financial Services — 3.0%
Affirm Holdings, Inc. , Class A
(a) (b)
.......... 23,053 734,930
A-Mark Precious Metals, Inc. ............ 3,500 140,245
Cannae Holdings, Inc.
(a) (b)
.............. 12,314 239,507
Cass Information Systems, Inc. .......... 1,502 64,871
Compass Diversified Holdings ........... 11,458 251,732
Enact Holdings, Inc. .................. 6,098 181,294
Essent Group Ltd. ................... 21,066 1,115,866
Euronet Worldwide, Inc.
(a)
.............. 3,901 400,555
EVERTEC, Inc. ..................... 5,440 204,163
Federal Agricultural Mortgage Corp. , Class C,
NVS .......................... 1,019 189,666
I3 Verticals, Inc. , Class A
(a)
.............. 2,456 55,776
Jackson Financial, Inc. , Class A .......... 11,664 796,885
Merchants Bancorp .................. 1,114 44,928
MGIC Investment Corp. ............... 54,577 1,106,822
Mr Cooper Group, Inc.
(a)
............... 12,390 956,508
NCR Atleos Corp.
(a)
.................. 14,066 280,335
NMI Holdings, Inc. , Class A
(a)
............ 9,033 278,758
PennyMac Financial Services, Inc. ........ 5,267 451,066
Radian Group, Inc. ................... 30,009 896,369
Repay Holdings Corp. , Class A
(a)
......... 7,355 74,800
Rocket Cos., Inc. , Class A
(a) (b)
............ 23,706 291,110
Voya Financial, Inc. .................. 13,364 910,890
Walker & Dunlop, Inc. ................. 6,602 604,941
Western Union Co. (The) .............. 66,793 897,698
WEX, Inc.
(a)
........................ 3,520 743,635
11,913,350
Food Products — 1.3%
B&G Foods, Inc. .................... 15,374 170,651
Calavo Growers, Inc. ................. 2,336 62,955
Cal-Maine Foods, Inc. ................. 4,174 230,947
Darling Ingredients, Inc.
(a)
.............. 11,179 473,654
Flowers Foods, Inc. .................. 37,416 933,155
Fresh Del Monte Produce, Inc. ........... 5,976 152,806
Hain Celestial Group, Inc. (The)
(a)
......... 16,906 103,803
Ingredion, Inc. ...................... 8,170 936,200
J & J Snack Foods Corp. ............... 808 110,930
John B Sanfilippo & Son, Inc. ............ 758 75,573
Lancaster Colony Corp. ............... 1,065 203,213
Mission Produce, Inc.
(a)
................ 2,914 33,074
Pilgrim's Pride Corp.
(a)
................ 8,234 296,589
Post Holdings, Inc.
(a)
.................. 5,756 610,999
Security
Shares
Shares Value
Food Products (continued)
Seaboard Corp. ..................... 35 $ 115,854
TreeHouse Foods, Inc.
(a)
............... 9,622 361,306
Utz Brands, Inc. , Class A ............... 5,756 103,781
WK Kellogg Co. ..................... 9,140 213,328
5,188,818
Gas Utilities — 1.3%
Chesapeake Utilities Corp. ............. 2,173 230,056
National Fuel Gas Co. ................ 17,489 928,666
New Jersey Resources Corp. ............ 12,041 526,071
Northwest Natural Holding Co. ........... 7,267 277,236
ONE Gas, Inc. ...................... 10,281 663,330
Southwest Gas Holdings, Inc. ........... 10,603 791,196
Spire, Inc. ......................... 10,430 644,470
UGI Corp. ......................... 41,481 1,060,254
5,121,279
Ground Transportation — 1.0%
ArcBest Corp. ...................... 4,655 516,286
Avis Budget Group, Inc. ............... 3,654 348,774
Covenant Logistics Group, Inc. , Class A ..... 1,554 70,225
Heartland Express, Inc. ................ 4,572 45,446
Hertz Global Holdings, Inc.
(a) (b)
........... 15,375 69,956
Landstar System, Inc. ................. 4,139 721,883
Lyft, Inc. , Class A
(a)
................... 44,094 689,630
Marten Transport Ltd. ................. 6,011 101,706
RXO, Inc.
(a)
........................ 11,106 210,015
Ryder System, Inc. ................... 5,102 621,679
Schneider National, Inc. , Class B ......... 7,363 152,267
Universal Logistics Holdings, Inc. ......... 1,444 64,518
Werner Enterprises, Inc. ............... 12,452 425,858
4,038,243
Health Care Equipment & Supplies — 1.3%
Artivion, Inc.
(a)
...................... 7,981 156,587
Atrion Corp. ....................... 155 65,610
Avanos Medical, Inc.
(a)
................ 4,972 89,894
Dentsply Sirona, Inc. ................. 40,440 1,213,604
Embecta Corp. ..................... 10,324 104,582
Enovis Corp.
(a)
...................... 10,360 572,183
Envista Holdings Corp.
(a)
............... 22,332 439,494
Integer Holdings Corp.
(a)
............... 2,709 302,406
Integra LifeSciences Holdings Corp.
(a)
...... 8,698 253,721
Masimo Corp.
(a) (b)
.................... 5,532 743,556
Nevro Corp.
(a)
...................... 3,372 35,676
Novocure Ltd.
(a)
..................... 9,923 121,457
Omnicell, Inc.
(a)
..................... 5,578 149,546
QuidelOrtho Corp.
(a)
.................. 9,782 396,660
Tandem Diabetes Care, Inc.
(a)
........... 7,613 279,321
Varex Imaging Corp.
(a)
................ 4,083 66,349
4,990,646
Health Care Providers & Services — 2.0%
Accolade, Inc.
(a) (b)
.................... 8,802 67,159
Agiliti, Inc.
(a)
....................... 6,215 63,082
Amedisys, Inc.
(a)
.................... 3,877 356,878
AMN Healthcare Services, Inc.
(a) (b)
........ 7,447 446,671
Brookdale Senior Living, Inc.
(a) (b)
.......... 34,324 233,060
Castle Biosciences, Inc.
(a)
.............. 3,306 69,724
Cross Country Healthcare, Inc.
(a)
......... 6,549 115,262
DaVita, Inc.
(a)
....................... 10,885 1,513,124
Encompass Health Corp. .............. 6,211 517,873
Fulgent Genetics, Inc.
(a) (b)
.............. 3,951 80,403
ModivCare, Inc.
(a)
.................... 2,190 51,399
National HealthCare Corp. .............. 1,389 126,219
NeoGenomics, Inc.
(a)
................. 24,996 347,944

Schedule of Investments
(continued)
April 30, 2024
iShares
®
Morningstar Small-Cap Value ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
OPKO Health, Inc.
(a) (b)
................. 87,573 $ 106,839
Owens & Minor, Inc.
(a)
................. 14,036 347,251
Patterson Cos., Inc. .................. 17,115 435,919
Pediatrix Medical Group, Inc.
(a)
........... 16,492 146,284
Premier, Inc. , Class A ................. 23,651 493,833
Select Medical Holdings Corp. ........... 7,932 225,031
Tenet Healthcare Corp.
(a)
............... 19,872 2,231,427
US Physical Therapy, Inc. .............. 1,273 129,222
8,104,604
Health Care REITs — 1.1%
CareTrust REIT, Inc. .................. 25,291 625,193
Community Healthcare Trust, Inc. ......... 1,925 51,070
Global Medical REIT, Inc. .............. 5,925 48,052
LTC Properties, Inc. .................. 8,298 274,664
Medical Properties Trust, Inc. ............ 118,511 545,151
National Health Investors, Inc. ........... 8,265 521,191
Omega Healthcare Investors, Inc. ......... 48,274 1,468,012
Sabra Health Care REIT, Inc. ............ 41,640 579,629
Universal Health Realty Income Trust ...... 1,206 43,452
4,156,414
Health Care Technology — 0.2%
(a)
Health Catalyst, Inc. .................. 4,976 30,951
Multiplan Corp. , Class A
(b)
.............. 56,442 36,676
Schrodinger, Inc. .................... 4,819 117,487
Teladoc Health, Inc. .................. 31,082 396,295
581,409
Hotel & Resort REITs — 0.5%
Chatham Lodging Trust ................ 5,795 53,140
Park Hotels & Resorts, Inc. ............. 41,553 670,250
Pebblebrook Hotel Trust
(b)
.............. 9,385 136,364
Ryman Hospitality Properties, Inc. ........ 5,022 529,721
Service Properties Trust ............... 32,735 200,666
Summit Hotel Properties, Inc. ............ 20,994 126,174
Sunstone Hotel Investors, Inc. ........... 20,717 211,313
1,927,628
Hotels, Restaurants & Leisure — 2.3%
Accel Entertainment, Inc. , Class A
(a)
....... 10,775 115,723
Bally's Corp.
(a) (b)
..................... 5,754 75,608
Biglari Holdings, Inc. , Class B, NVS
(a)
...... 150 29,566
Bloomin' Brands, Inc. ................. 15,515 400,132
Bowlero Corp. , Class A
(b)
............... 2,902 34,099
Boyd Gaming Corp. .................. 6,767 362,102
Brinker International, Inc.
(a)
............. 8,663 464,337
Cheesecake Factory, Inc. (The) .......... 3,962 136,768
Chuy's Holdings, Inc.
(a) (b)
............... 1,005 29,607
Cracker Barrel Old Country Store, Inc. ...... 4,372 254,407
Dave & Buster's Entertainment, Inc.
(a)
...... 4,160 222,144
Denny's Corp.
(a)
..................... 7,194 57,696
Dine Brands Global, Inc. ............... 2,905 128,110
Everi Holdings, Inc.
(a)
................. 7,241 59,159
Golden Entertainment, Inc. ............. 2,682 85,958
Hilton Grand Vacations, Inc.
(a) (b)
.......... 7,484 311,634
Hyatt Hotels Corp. , Class A
(b)
............ 3,196 475,533
Jack in the Box, Inc. .................. 2,445 139,536
Marriott Vacations Worldwide Corp. ........ 6,326 607,992
Norwegian Cruise Line Holdings Ltd.
(a) (b)
.... 83,969 1,588,693
Papa John's International, Inc. ........... 2,650 163,479
Penn Entertainment, Inc.
(a)
.............. 29,950 495,373
Portillo's, Inc. , Class A
(a)
............... 3,432 42,076
RCI Hospitality Holdings, Inc. ............ 745 37,816
Red Rock Resorts, Inc. , Class A .......... 5,791 307,618
Sabre Corp.
(a)
...................... 71,353 204,783
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Six Flags Entertainment Corp.
(a)
.......... 14,000 $ 330,120
Target Hospitality Corp.
(a) (b)
............. 2,510 27,924
Travel + Leisure Co. .................. 14,092 613,566
United Parks & Resorts, Inc.
(a) (b)
.......... 5,109 259,639
Wendy's Co. (The) ................... 12,043 240,740
Wyndham Hotels & Resorts, Inc. ......... 9,386 689,965
8,991,903
Household Durables — 3.7%
Century Communities, Inc. ............. 3,631 288,011
Cricut, Inc. , Class A .................. 2,906 15,460
Ethan Allen Interiors, Inc. .............. 4,524 127,758
Green Brick Partners, Inc.
(a)
............. 5,934 321,207
Helen of Troy Ltd.
(a) (b)
................. 4,696 435,366
Installed Building Products, Inc. .......... 2,098 494,561
iRobot Corp.
(a) (b)
..................... 3,270 27,991
KB Home ......................... 13,860 897,574
La-Z-Boy, Inc. ...................... 8,418 276,447
Legacy Housing Corp.
(a)
............... 1,229 25,035
Leggett & Platt, Inc. .................. 26,080 471,266
LGI Homes, Inc.
(a)
................... 4,004 360,080
M/I Homes, Inc.
(a)
.................... 5,518 641,302
Meritage Homes Corp. ................ 6,914 1,145,926
Mohawk Industries, Inc.
(a)
.............. 10,518 1,212,936
Newell Brands, Inc. .................. 71,678 569,123
Taylor Morrison Home Corp.
(a)
........... 19,979 1,119,024
Tempur Sealy International, Inc. .......... 10,205 510,862
Toll Brothers, Inc. .................... 21,243 2,530,255
TopBuild Corp.
(a) (b)
................... 3,215 1,301,014
TRI Pointe Homes, Inc.
(a)
............... 19,215 708,073
Whirlpool Corp. ..................... 10,810 1,025,437
Worthington Enterprises, Inc. ............ 6,321 361,308
14,866,016
Household Products — 0.2%
Central Garden & Pet Co.
(a)
............. 1,917 78,501
Central Garden & Pet Co. , Class A, NVS
(a)
... 10,244 362,945
Energizer Holdings, Inc. ............... 4,441 127,546
Reynolds Consumer Products, Inc. ........ 5,300 151,739
720,731
Independent Power and Renewable Electricity Producers — 0.1%
Clearway Energy, Inc. , Class A ........... 7,404 160,741
Clearway Energy, Inc. , Class C .......... 15,624 365,289
Sunnova Energy International, Inc.
(a) (b)
...... 7,698 32,408
558,438
Industrial REITs — 0.5%
Americold Realty Trust, Inc. ............. 21,039 462,227
Innovative Industrial Properties, Inc. ....... 3,101 320,643
LXP Industrial Trust .................. 57,692 481,728
Plymouth Industrial REIT, Inc. ........... 4,076 85,107
STAG Industrial, Inc. ................. 17,131 589,135
1,938,840
Insurance — 3.4%
Ambac Financial Group, Inc.
(a)
........... 8,882 128,345
American Equity Investment Life Holding Co. . 12,168 682,746
AMERISAFE, Inc. ................... 3,831 174,694
Assurant, Inc. ...................... 5,190 905,136
Assured Guaranty Ltd. ................ 3,216 246,667
Axis Capital Holdings Ltd. .............. 15,096 925,838
Brighthouse Financial, Inc.
(a)
............ 12,162 586,817
CNO Financial Group, Inc. .............. 21,750 572,678
Crawford & Co. , Class A, NVS ........... 3,394 31,496
Employers Holdings, Inc. ............... 3,063 130,453
Enstar Group Ltd.
(a)
.................. 2,273 660,011

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
F&G Annuities & Life, Inc. .............. 3,451 $ 130,517
First American Financial Corp. ........... 20,245 1,084,525
Horace Mann Educators Corp. ........... 7,990 294,511
James River Group Holdings Ltd. ......... 7,616 67,706
Kemper Corp. ...................... 11,149 650,098
Lemonade, Inc.
(a) (b)
................... 5,925 102,088
Lincoln National Corp. ................ 33,332 908,964
Mercury General Corp. ................ 5,317 277,866
National Western Life Group, Inc. , Class A ... 403 196,994
Old Republic International Corp. .......... 51,724 1,544,479
Primerica, Inc. ...................... 2,218 469,905
ProAssurance Corp.
(a)
................. 5,867 78,383
RLI Corp. ......................... 3,127 442,001
Safety Insurance Group, Inc. ............ 2,862 227,729
Selective Insurance Group, Inc. .......... 6,321 642,530
SiriusPoint Ltd.
(a)
.................... 18,837 221,900
Skyward Specialty Insurance Group, Inc.
(a)
... 2,239 78,186
Stewart Information Services Corp. ........ 5,371 333,056
Tiptree, Inc. ....................... 2,218 35,333
Trupanion, Inc.
(a)
.................... 6,663 149,918
United Fire Group, Inc. ................ 4,377 96,688
White Mountains Insurance Group Ltd.
(b)
.... 174 309,396
13,387,654
Interactive Media & Services — 0.3%
Bumble, Inc. , Class A
(a)
................ 7,935 80,144
Cars.com, Inc.
(a)
..................... 8,207 137,139
Getty Images Holdings, Inc.
(a) (b)
.......... 8,791 32,351
IAC, Inc.
(a)
......................... 5,059 240,606
Shutterstock, Inc. .................... 4,899 209,236
Taboola.com Ltd.
(a)
................... 30,461 127,936
Vimeo, Inc.
(a)
....................... 9,016 32,367
Ziff Davis, Inc.
(a)
..................... 6,146 307,976
1,167,755
IT Services — 0.5%
BigCommerce Holdings, Inc.
(a)
........... 7,203 40,769
DigitalOcean Holdings, Inc.
(a)
............ 4,088 134,332
DXC Technology Co.
(a) (b)
............... 36,054 702,692
Fastly, Inc. , Class A
(a) (b)
................ 9,358 118,379
Hackett Group, Inc. (The) .............. 1,452 31,494
Kyndryl Holdings, Inc.
(a)
................ 45,131 887,275
Thoughtworks Holding, Inc.
(a)
............ 9,794 22,722
1,937,663
Leisure Products — 1.2%
Acushnet Holdings Corp. ............... 2,643 161,170
Brunswick Corp. .................... 8,994 725,276
Hasbro, Inc. ....................... 25,939 1,590,061
Johnson Outdoors, Inc. , Class A .......... 883 36,212
Malibu Boats, Inc. , Class A
(a)
............ 3,963 134,821
Mattel, Inc.
(a)
....................... 39,119 716,660
Peloton Interactive, Inc. , Class A
(a) (b)
....... 65,861 204,828
Polaris, Inc. ........................ 6,639 565,377
Smith & Wesson Brands, Inc. ............ 4,255 72,207
Sturm Ruger & Co., Inc. ............... 3,453 159,632
Vista Outdoor, Inc.
(a)
.................. 11,109 389,815
YETI Holdings, Inc.
(a) (b)
................ 5,232 186,887
4,942,946
Life Sciences Tools & Services — 0.3%
BioLife Solutions, Inc.
(a) (b)
............... 2,979 52,252
CryoPort, Inc.
(a) (b)
.................... 4,300 69,617
Fortrea Holdings, Inc.
(a)
................ 16,241 594,258
Maravai LifeSciences Holdings, Inc. , Class A
(a)
21,783 178,621
Mesa Laboratories, Inc. ............... 442 46,887
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
OmniAb, Inc.
(a)
...................... 7,618 $ 33,824
Quanterix Corp.
(a) (b)
.................. 2,178 35,109
1,010,568
Machinery — 2.6%
3D Systems Corp.
(a)
.................. 26,423 88,517
Albany International Corp. , Class A ........ 2,782 221,865
Allison Transmission Holdings, Inc. ........ 17,684 1,300,658
Astec Industries, Inc. ................. 4,450 186,010
Atmus Filtration Technologies, Inc.
(a)
....... 3,149 95,383
Barnes Group, Inc. ................... 9,774 339,353
Columbus McKinnon Corp. ............. 2,832 116,877
Crane Co. ......................... 4,098 573,761
Douglas Dynamics, Inc. ............... 2,718 61,536
Enpro, Inc. ........................ 1,594 239,307
Esab Corp. ........................ 4,728 500,601
Gates Industrial Corp. plc
(a)
............. 28,209 497,043
Greenbrier Cos., Inc. (The) ............. 6,075 300,044
Helios Technologies, Inc. ............... 2,821 127,227
Hillenbrand, Inc. .................... 8,996 429,289
Hillman Solutions Corp.
(a)
.............. 37,981 363,098
Hyster-Yale Materials Handling, Inc. ....... 2,189 128,210
ITT, Inc. .......................... 4,722 610,744
Kennametal, Inc. .................... 14,981 352,503
Middleby Corp. (The)
(a)
................ 4,867 676,367
Miller Industries, Inc. ................. 1,263 61,521
Mueller Industries, Inc. ................ 11,776 657,336
Mueller Water Products, Inc. , Class A ...... 9,029 143,019
Nikola Corp.
(a) (b)
..................... 87,110 54,061
Oshkosh Corp. ..................... 4,779 536,538
REV Group, Inc. .................... 8,259 180,542
Standex International Corp. ............. 705 121,880
Tennant Co. ....................... 1,832 213,391
Terex Corp. ........................ 5,159 289,162
Timken Co. (The) .................... 7,201 642,473
Titan International, Inc.
(a)
............... 5,086 56,048
Wabash National Corp. ................ 5,248 121,281
10,285,645
Marine Transportation — 0.2%
Genco Shipping & Trading Ltd. ........... 3,349 71,468
Kirby Corp.
(a)
....................... 4,011 437,720
Matson, Inc. ....................... 4,274 460,652
969,840
Media — 1.4%
Advantage Solutions, Inc. , Class A
(a)
....... 21,180 90,227
Altice USA, Inc. , Class A
(a)
.............. 42,428 81,886
Cable One, Inc. ..................... 493 194,168
Clear Channel Outdoor Holdings, Inc.
(a)
..... 57,863 80,430
EchoStar Corp. , Class A
(a)
.............. 23,741 379,619
Gray Television, Inc. .................. 11,644 66,953
John Wiley & Sons, Inc. , Class A ......... 8,706 327,084
Liberty Media Corp.-Liberty SiriusXM , NVS
(a)
. 31,582 759,863
Liberty Media Corp.-Liberty SiriusXM , Class A,
NVS
(a)
......................... 15,454 371,823
Nexstar Media Group, Inc. .............. 6,392 1,023,104
Paramount Global , Class A
(b)
............ 951 19,676
Paramount Global , Class B, NVS ......... 101,729 1,158,693
Scholastic Corp. .................... 3,367 119,933
Sinclair, Inc. , Class A
(b)
................ 7,237 89,015
Stagwell, Inc. , Class A
(a)
............... 19,869 118,221
TechTarget, Inc.
(a)
.................... 3,078 84,645
TEGNA, Inc. ....................... 23,558 321,331
Thryv Holdings, Inc.
(a)
................. 6,235 143,467

Schedule of Investments
(continued)
April 30, 2024
iShares
®
Morningstar Small-Cap Value ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
WideOpenWest, Inc.
(a)
................ 9,620 $ 34,343
5,464,481
Metals & Mining — 2.1%
Alcoa Corp. ........................ 35,231 1,238,017
Alpha Metallurgical Resources, Inc. ....... 912 298,333
Arch Resources, Inc. , Class A ........... 3,331 528,896
Century Aluminum Co.
(a)
............... 5,240 90,914
Coeur Mining, Inc.
(a)
.................. 74,948 338,765
Commercial Metals Co. ................ 22,961 1,233,924
Haynes International, Inc. .............. 934 56,180
Hecla Mining Co.
(b)
................... 64,351 304,380
Ivanhoe Electric, Inc.
(a) (b)
............... 6,369 64,327
Kaiser Aluminum Corp. ................ 3,133 283,505
Metallus, Inc.
(a)
..................... 4,447 91,430
MP Materials Corp. , Class A
(a) (b)
.......... 10,756 172,096
Piedmont Lithium, Inc.
(a) (b)
.............. 1,670 20,458
Radius Recycling, Inc. , Class A .......... 5,121 89,208
Ramaco Resources, Inc. , Class B ......... 559 6,211
Royal Gold, Inc. ..................... 5,577 669,965
Ryerson Holding Corp. ................ 5,759 164,420
SunCoke Energy, Inc. ................. 16,401 169,094
United States Steel Corp. .............. 43,985 1,605,453
Warrior Met Coal, Inc. ................. 10,251 700,656
8,126,232
Mortgage Real Estate Investment Trusts (REITs) — 2.0%
AGNC Investment Corp. ............... 131,994 1,207,745
Apollo Commercial Real Estate Finance, Inc. . 24,741 238,256
Arbor Realty Trust, Inc.
(b)
............... 35,434 454,618
Ares Commercial Real Estate Corp. ....... 10,429 70,813
ARMOUR Residential REIT, Inc.
(b)
........ 9,354 169,962
Blackstone Mortgage Trust, Inc. , Class A .... 32,488 573,088
BrightSpire Capital, Inc. , Class A ......... 25,701 161,659
Chimera Investment Corp. .............. 45,267 186,500
Claros Mortgage Trust, Inc. ............. 23,025 200,318
Dynex Capital, Inc. ................... 11,409 133,143
Ellington Financial, Inc. ................ 10,926 124,993
Franklin BSP Realty Trust, Inc. ........... 11,577 144,597
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ..................... 21,698 542,667
KKR Real Estate Finance Trust, Inc. ....... 11,506 108,272
Ladder Capital Corp. , Class A ........... 22,806 244,708
MFA Financial, Inc. ................... 20,234 214,278
New York Mortgage Trust, Inc. ........... 18,101 123,992
PennyMac Mortgage Investment Trust ...... 16,438 227,666
Ready Capital Corp. .................. 34,164 291,077
Redwood Trust, Inc. .................. 23,872 132,012
Rithm Capital Corp. .................. 95,615 1,063,239
Starwood Property Trust, Inc. ............ 58,542 1,110,542
TPG RE Finance Trust, Inc. ............. 10,985 80,520
Two Harbors Investment Corp. ........... 18,423 232,683
8,037,348
Multi-Utilities — 0.5%
Avista Corp. ....................... 15,286 549,990
Black Hills Corp. .................... 13,443 738,021
Northwestern Energy Group, Inc. ......... 11,393 574,663
Unitil Corp. ........................ 3,199 162,957
2,025,631
Office REITs — 1.4%
Brandywine Realty Trust ............... 33,744 153,198
COPT Defense Properties .............. 15,457 370,504
Cousins Properties, Inc. ............... 27,705 635,553
Douglas Emmett, Inc. ................. 27,024 370,499
Security
Shares
Shares Value
Office REITs (continued)
Easterly Government Properties, Inc. ...... 10,382 $ 121,366
Equity Commonwealth
(a)
............... 20,963 392,427
Highwoods Properties, Inc. ............. 20,911 547,868
Hudson Pacific Properties, Inc. ........... 27,909 161,872
JBG SMITH Properties ................ 17,249 258,907
Kilroy Realty Corp. ................... 22,067 745,865
Paramount Group, Inc. ................ 36,226 168,089
Peakstone Realty Trust ................ 6,983 97,553
Piedmont Office Realty Trust, Inc. , Class A ... 24,243 167,034
SL Green Realty Corp. ................ 12,690 632,343
Vornado Realty Trust ................. 33,510 872,265
5,695,343
Oil, Gas & Consumable Fuels — 5.0%
Antero Midstream Corp. ............... 36,054 498,987
Berry Corp. ........................ 14,129 119,955
California Resources Corp. ............. 13,319 704,042
Chord Energy Corp. .................. 8,177 1,447,165
Civitas Resources, Inc. ................ 13,654 982,542
CNX Resources Corp.
(a) (b)
.............. 14,563 342,522
Comstock Resources, Inc. .............. 8,182 82,311
CONSOL Energy, Inc. ................. 2,572 212,859
Crescent Energy, Inc. , Class A ........... 17,143 182,402
CVR Energy, Inc. .................... 6,728 204,397
Delek US Holdings, Inc. ............... 11,870 324,407
Dorian LPG Ltd. ..................... 6,797 280,852
DT Midstream, Inc. ................... 19,165 1,192,063
Equitrans Midstream Corp. ............. 85,703 1,159,562
Granite Ridge Resources, Inc. ........... 7,385 48,150
Gulfport Energy Corp.
(a)
............... 2,424 384,713
Hallador Energy Co.
(a)
................. 2,319 11,850
HighPeak Energy, Inc.
(b)
............... 1,433 20,363
International Seaways, Inc. ............. 2,698 149,172
Kinetik Holdings, Inc. , Class A ........... 2,081 79,786
Kosmos Energy Ltd.
(a) (b)
................ 51,733 293,326
Magnolia Oil & Gas Corp. , Class A ........ 20,205 506,539
Matador Resources Co. ............... 22,306 1,389,664
Murphy Oil Corp. .................... 30,438 1,358,752
Northern Oil & Gas, Inc. ............... 18,290 746,049
Par Pacific Holdings, Inc.
(a)
............. 11,856 365,165
PBF Energy, Inc. , Class A .............. 21,548 1,147,862
Peabody Energy Corp. ................ 21,622 474,387
Permian Resources Corp. , Class A ........ 93,727 1,569,927
REX American Resources Corp.
(a)
........ 1,830 101,254
Riley Exploration Permian, Inc. ........... 632 16,388
SandRidge Energy, Inc. ............... 4,047 55,444
SilverBow Resources, Inc.
(a)
............. 2,690 82,637
Sitio Royalties Corp. , Class A ............ 16,018 372,258
SM Energy Co. ..................... 22,859 1,108,433
Southwestern Energy Co.
(a)
............. 126,376 946,556
Talos Energy, Inc.
(a)
.................. 21,463 282,882
VAALCO Energy, Inc. ................. 20,880 133,632
Vital Energy, Inc.
(a)
................... 4,691 248,717
Vitesse Energy, Inc. .................. 1,944 43,137
W&T Offshore, Inc. ................... 20,328 45,738
World Kinect Corp. ................... 11,791 277,089
19,993,936
Paper & Forest Products — 0.3%
Clearwater Paper Corp.
(a)
.............. 3,210 144,578
Louisiana-Pacific Corp. ................ 7,017 513,574
Mercer International, Inc. ............... 5,322 53,912
Sylvamo Corp. ..................... 4,232 264,500
976,564

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines — 0.6%
Alaska Air Group, Inc.
(a)
................ 25,309 $ 1,088,793
Allegiant Travel Co. .................. 1,326 72,347
American Airlines Group, Inc.
(a) (b)
......... 63,954 864,019
Frontier Group Holdings, Inc.
(a) (b)
.......... 4,160 25,126
JetBlue Airways Corp.
(a) (b)
.............. 65,611 372,670
Spirit Airlines, Inc.
(b)
.................. 21,389 75,503
2,498,458
Personal Care Products — 0.2%
Edgewell Personal Care Co. ............ 9,725 365,855
Herbalife Ltd.
(a)
..................... 19,252 166,530
Medifast, Inc. ...................... 2,185 60,153
Nu Skin Enterprises, Inc. , Class A ......... 9,607 112,978
Olaplex Holdings, Inc.
(a)
............... 26,102 36,282
USANA Health Sciences, Inc.
(a)
.......... 1,381 57,339
799,137
Pharmaceuticals — 1.4%
Arvinas, Inc.
(a)
...................... 4,932 156,690
Collegium Pharmaceutical, Inc.
(a) (b)
........ 5,893 217,628
Corcept Therapeutics, Inc.
(a)
............ 5,657 131,921
Elanco Animal Health, Inc.
(a)
............. 93,872 1,235,356
Innoviva, Inc.
(a) (b)
.................... 11,265 170,214
Ligand Pharmaceuticals, Inc.
(a) (b)
.......... 2,009 140,409
Organon & Co. ..................... 50,621 942,057
Pacira BioSciences, Inc.
(a)
.............. 4,390 115,237
Perrigo Co. plc ..................... 26,760 873,982
Pliant Therapeutics, Inc.
(a) (b)
............. 4,223 49,916
Prestige Consumer Healthcare, Inc.
(a)
...... 9,770 701,095
Supernus Pharmaceuticals, Inc.
(a)
......... 10,360 311,836
Tarsus Pharmaceuticals, Inc.
(a) (b)
.......... 2,871 90,236
Theravance Biopharma, Inc.
(a)
........... 3,428 28,932
Tilray Brands, Inc. , Class 2
(a) (b)
........... 77,167 190,602
Ventyx Biosciences, Inc.
(a) (b)
............. 9,057 33,873
5,389,984
Professional Services — 1.9%
Alight, Inc. , Class A
(a)
................. 48,719 439,445
ASGN, Inc.
(a)
....................... 6,065 584,969
Barrett Business Services, Inc. ........... 582 70,713
CACI International, Inc. , Class A
(a)
........ 2,184 878,470
Clarivate plc
(a) (b)
..................... 31,957 216,029
Concentrix Corp. .................... 8,462 462,618
Conduent, Inc.
(a)
.................... 33,576 105,765
CSG Systems International, Inc. .......... 3,339 157,734
Dun & Bradstreet Holdings, Inc. .......... 50,438 458,986
First Advantage Corp. ................. 5,843 95,241
Forrester Research, Inc.
(a)
.............. 1,607 29,231
Genpact Ltd. ....................... 17,250 530,265
Heidrick & Struggles International, Inc. ..... 3,995 117,773
HireRight Holdings Corp.
(a)
............. 2,299 32,876
ICF International, Inc. ................. 1,462 210,952
Kelly Services, Inc. , Class A, NVS ........ 6,298 144,476
Kforce, Inc. ........................ 1,466 90,540
Korn Ferry ........................ 4,310 261,703
ManpowerGroup, Inc. ................. 9,709 732,544
Maximus, Inc. ...................... 6,339 508,895
Resources Connection, Inc. ............. 3,859 42,642
Science Applications International Corp. .... 6,045 777,992
Sterling Check Corp.
(a)
................ 3,949 59,748
TriNet Group, Inc. ................... 3,036 304,723
TTEC Holdings, Inc. .................. 4,121 30,001
7,344,331
Security
Shares
Shares Value
Real Estate Management & Development — 0.8%
Anywhere Real Estate, Inc.
(a) (b)
........... 21,682 $ 105,375
Compass, Inc. , Class A
(a)
............... 64,643 203,625
Cushman & Wakefield plc
(a)
............. 30,162 291,063
DigitalBridge Group, Inc. , Class A ......... 14,110 231,968
Forestar Group, Inc.
(a)
................. 2,238 69,356
Howard Hughes Holdings, Inc.
(a)
.......... 2,964 193,134
Jones Lang LaSalle, Inc.
(a)
.............. 5,831 1,053,662
Kennedy-Wilson Holdings, Inc. ........... 21,728 186,644
Marcus & Millichap, Inc. ............... 2,936 92,983
Newmark Group, Inc. , Class A ........... 27,607 264,199
Opendoor Technologies, Inc.
(a)
........... 121,379 241,544
Redfin Corp.
(a) (b)
..................... 22,718 127,448
3,061,001
Residential REITs — 0.4%
Apartment Income REIT Corp. ........... 12,112 464,859
Apartment Investment & Management Co. ,
Class A
(a)
....................... 16,381 131,048
Centerspace ....................... 1,713 115,199
Elme Communities ................... 17,108 259,358
Independence Realty Trust, Inc. .......... 24,074 379,647
NexPoint Residential Trust, Inc. .......... 2,392 81,902
UMH Properties, Inc. ................. 12,760 203,139
Veris Residential, Inc. ................. 4,908 70,724
1,705,876
Retail REITs — 1.6%
Acadia Realty Trust .................. 11,848 204,733
Agree Realty Corp. .................. 10,207 584,045
Alexander's, Inc. .................... 423 89,490
Brixmor Property Group, Inc. ............ 35,697 788,904
CBL & Associates Properties, Inc. ......... 2,660 57,855
Federal Realty Investment Trust .......... 7,083 737,836
Getty Realty Corp. ................... 7,021 190,269
InvenTrust Properties Corp. ............. 7,466 189,188
Macerich Co. (The) .................. 42,422 583,727
NNN REIT, Inc. ..................... 36,004 1,459,242
Phillips Edison & Co., Inc. .............. 10,646 348,124
Retail Opportunity Investments Corp. ...... 16,603 203,719
Saul Centers, Inc. ................... 2,493 90,770
SITE Centers Corp. .................. 21,505 290,103
Tanger, Inc. ........................ 10,504 297,788
Urban Edge Properties ................ 12,127 202,885
Whitestone REIT .................... 5,298 60,927
6,379,605
Semiconductors & Semiconductor Equipment — 1.2%
Alpha & Omega Semiconductor Ltd.
(a)
...... 1,984 43,390
Ambarella, Inc.
(a)
.................... 3,971 182,547
Amkor Technology, Inc. ................ 11,134 360,185
Cirrus Logic, Inc.
(a) (b)
.................. 7,032 622,824
Diodes, Inc.
(a) (b)
..................... 5,486 400,533
MaxLinear, Inc.
(a)
.................... 15,003 311,913
MKS Instruments, Inc. ................ 8,006 952,554
Photronics, Inc.
(a)
.................... 11,647 319,244
Power Integrations, Inc. ............... 6,079 405,591
Semtech Corp.
(a) (b)
................... 7,695 289,486
SMART Global Holdings, Inc.
(a) (b)
......... 9,905 180,964
Synaptics, Inc.
(a)
.................... 2,474 222,561
Ultra Clean Holdings, Inc.
(a)
............. 2,855 119,425
Veeco Instruments, Inc.
(a)
.............. 7,586 268,089
Wolfspeed, Inc.
(a) (b)
................... 6,845 185,020
4,864,326

Schedule of Investments
(continued)
April 30, 2024
iShares
®
Morningstar Small-Cap Value ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software — 1.0%
ACI Worldwide, Inc.
(a)
................. 8,061 $ 274,880
Adeia, Inc. ........................ 21,333 209,917
Aurora Innovation, Inc. , Class A
(a) (b)
........ 139,772 387,867
CCC Intelligent Solutions Holdings, Inc.
(a)
.... 10,417 116,879
Cerence, Inc.
(a) (b)
.................... 3,473 31,639
CommVault Systems, Inc.
(a)
............. 4,569 468,185
Consensus Cloud Solutions, Inc.
(a)
........ 3,699 43,056
Digital Turbine, Inc.
(a)
................. 18,971 36,235
E2open Parent Holdings, Inc. , Class A
(a)
.... 23,499 113,970
Guidewire Software, Inc.
(a)
.............. 5,979 660,082
Informatica, Inc. , Class A
(a) (b)
............ 3,612 111,864
LiveRamp Holdings, Inc.
(a)
.............. 5,808 186,495
Matterport, Inc. , Class A
(a)
.............. 35,802 164,689
NCR Voyix Corp.
(a)
................... 27,879 341,518
Progress Software Corp. ............... 5,269 262,501
RingCentral, Inc. , Class A
(a)
............. 8,687 257,309
SolarWinds Corp. ................... 5,412 59,640
Verint Systems, Inc.
(a)
................. 12,770 386,676
4,113,402
Specialized REITs — 0.9%
EPR Properties ..................... 9,042 367,015
Four Corners Property Trust, Inc. ......... 11,770 276,006
Gladstone Land Corp. ................ 4,171 52,888
Lamar Advertising Co. , Class A .......... 10,732 1,243,302
National Storage Affiliates Trust .......... 8,170 286,277
Outfront Media, Inc. .................. 27,496 436,087
PotlatchDeltic Corp. .................. 8,684 347,447
Rayonier, Inc. ...................... 14,670 435,112
Uniti Group, Inc. .................... 47,151 271,118
3,715,252
Specialty Retail — 4.8%
Abercrombie & Fitch Co. , Class A
(a)
........ 2,463 299,304
Academy Sports & Outdoors, Inc. ......... 9,229 538,051
Advance Auto Parts, Inc. ............... 11,375 830,148
American Eagle Outfitters, Inc. ........... 13,963 338,742
America's Car-Mart, Inc.
(a) (b)
............. 1,189 68,058
Arhaus, Inc. , Class A ................. 6,804 86,139
Arko Corp. ........................ 8,128 34,950
Asbury Automotive Group, Inc.
(a)
.......... 4,062 853,995
AutoNation, Inc.
(a) (b)
.................. 5,570 897,605
Bath & Body Works, Inc. ............... 43,268 1,965,233
Beyond, Inc.
(a)
...................... 6,436 129,557
Boot Barn Holdings, Inc.
(a) (b)
............. 3,305 351,883
Buckle, Inc. (The) ................... 6,202 231,893
Caleres, Inc. ....................... 6,626 244,036
Camping World Holdings, Inc. , Class A ..... 2,470 50,067
Carvana Co. , Class A
(a)
................ 21,113 1,750,690
Designer Brands, Inc. , Class A ........... 8,749 81,278
Dick's Sporting Goods, Inc. ............. 11,440 2,298,754
Foot Locker, Inc. .................... 16,226 338,312
GameStop Corp. , Class A
(a) (b)
............ 35,314 391,632
Gap, Inc. (The) ..................... 19,738 405,024
Group 1 Automotive, Inc. ............... 2,624 771,508
Guess?, Inc. ....................... 5,656 151,468
Haverty Furniture Cos., Inc. ............. 2,714 83,591
Hibbett, Inc. ....................... 2,429 209,477
Leslie's, Inc.
(a) (b)
..................... 35,011 137,593
Lithia Motors, Inc. , Class A ............. 5,431 1,381,538
MarineMax, Inc.
(a) (b)
.................. 3,970 97,940
Monro, Inc. ........................ 6,156 167,751
National Vision Holdings, Inc.
(a)
.......... 10,445 181,952
ODP Corp. (The)
(a)
................... 7,158 364,414
Petco Health & Wellness Co., Inc.
(a) (b)
...... 18,310 27,465
Security
Shares
Shares Value
Specialty Retail (continued)
Revolve Group, Inc. , Class A
(a) (b)
.......... 3,554 $ 70,760
RH
(a)
............................ 1,396 344,882
Sally Beauty Holdings, Inc.
(a)
............ 21,053 228,425
Shoe Carnival, Inc. ................... 3,345 111,857
Signet Jewelers Ltd. .................. 8,716 854,429
Sonic Automotive, Inc. , Class A .......... 2,672 154,548
Upbound Group, Inc. ................. 9,637 298,843
Urban Outfitters, Inc.
(a)
................ 5,035 196,164
Victoria's Secret & Co.
(a)
............... 13,618 239,949
Wayfair, Inc. , Class A
(a) (b)
............... 17,623 883,793
19,143,698
Technology Hardware, Storage & Peripherals — 0.1%
Corsair Gaming, Inc.
(a)
................ 5,449 60,484
Diebold Nixdorf, Inc.
(a)
................. 6,105 193,284
Xerox Holdings Corp. ................. 17,769 236,150
489,918
Textiles, Apparel & Luxury Goods — 2.4%
Capri Holdings Ltd.
(a)
................. 22,961 814,656
Carter's, Inc. ....................... 7,015 479,896
Columbia Sportswear Co. .............. 2,657 211,577
Crocs, Inc.
(a)
....................... 6,760 840,741
G-III Apparel Group Ltd.
(a) (b)
............. 8,150 229,423
Hanesbrands, Inc.
(a)
.................. 69,240 315,734
Kontoor Brands, Inc. .................. 11,053 685,949
Levi Strauss & Co. , Class A ............. 18,439 391,276
Movado Group, Inc. .................. 1,890 48,138
Oxford Industries, Inc. ................ 2,026 218,362
PVH Corp. ........................ 11,953 1,300,487
Ralph Lauren Corp. .................. 3,466 567,176
Steven Madden Ltd. .................. 9,097 367,610
Tapestry, Inc. ....................... 45,242 1,806,061
Under Armour, Inc. , Class A
(a)
............ 37,219 250,484
Under Armour, Inc. , Class C, NVS
(a) (b)
...... 31,724 206,840
VF Corp. ......................... 65,009 810,012
Wolverine World Wide, Inc. ............. 10,753 115,487
9,659,909
Tobacco — 0.1%
Universal Corp. ..................... 4,840 248,921
Vector Group Ltd. ................... 26,915 278,570
527,491
Trading Companies & Distributors — 2.1%
Air Lease Corp. , Class A ............... 20,686 1,039,265
Beacon Roofing Supply, Inc.
(a)
........... 5,514 543,294
BlueLinx Holdings, Inc.
(a)
............... 1,179 129,301
Boise Cascade Co. .................. 7,814 1,033,558
Core & Main, Inc. , Class A
(a)
............. 16,260 918,202
DNOW, Inc.
(a)
...................... 20,285 286,221
DXP Enterprises, Inc.
(a)
................ 1,294 63,096
FTAI Aviation Ltd. .................... 5,704 400,478
GATX Corp. ....................... 4,339 530,920
Global Industrial Co. .................. 908 34,967
GMS, Inc.
(a)
........................ 7,692 711,664
H&E Equipment Services, Inc. ........... 2,346 113,288
Herc Holdings, Inc. ................... 2,362 337,837
MRC Global, Inc.
(a)
................... 16,458 184,823
MSC Industrial Direct Co., Inc. , Class A ..... 3,810 347,624
Rush Enterprises, Inc. , Class A .......... 6,187 271,733
Rush Enterprises, Inc. , Class B .......... 903 36,942
Titan Machinery, Inc.
(a)
................ 2,599 57,854
WESCO International, Inc. .............. 8,779 1,340,992
8,382,059

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Water Utilities — 0.1%
California Water Service Group .......... 5,565 $ 273,353
Consolidated Water Co. Ltd. ............ 983 25,018
Middlesex Water Co. ................. 1,328 67,356
SJW Group ........................ 2,294 124,908
490,635
Wireless Telecommunication Services — 0.1%
Gogo, Inc.
(a) (b)
...................... 7,511 68,050
Telephone & Data Systems, Inc. .......... 19,537 305,754
United States Cellular Corp.
(a)
........... 2,824 102,680
476,484
Total Long-Term Investments — 99 .8%
(Cost: $ 389,489,050 ) .............................. 396,189,656
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 7.0%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.49%
(e)
.................. 27,247,289 $ 27,255,463
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.28% ................... 462,954 462,954
Total Short-Term Securities — 7 .0%
(Cost: $ 27,708,623 ) ............................... 27,718,417
Total Investments — 106 .8%
(Cost: $ 417,197,673 ) .............................. 423,908,073
Liabilities in Excess of Other Assets — (6.8) % ............. (26,957,412)
Net Assets — 100.0% ...............................
$ 396,950,661
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
Shares
Held at
04/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 31,694,311 $ — $ (4,438,628)
(a)
$ 725 $ (945) $ 27,255,463 27,247,289 $ 337,597
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,090,401 — (627,447)
(a)
— — 462,954 462,954 44,487 —
$ 725 $ (945) $ 27,718,417 $ 382,084 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 3 06/21/24 $ 298 $ (754)
S&P Midcap 400 E-Mini Index ................................................. 1 06/21/24 288 2,239
$ 1,485

Schedule of Investments
(continued)
April 30, 2024
iShares
®
Morningstar Small-Cap Value ETF
Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 2,239 $ — $ — $ — $ 2,239
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — 754 — — — 754
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 169,234 $ — $ — $ — $ 169,234
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (1,246) $ — $ — $ — $ (1,246)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 843,715
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 396,189,656 $ — $ — $ 396,189,656
Short-Term Securities
Money Market Funds ...................................... 27,718,417 — — 27,718,417
$ 423,908,073 $ — $ — $ 423,908,073
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 2,239 $ — $ — $ 2,239
Liabilities
Equity contracts ........................................... (754) — — (754)
$ 1,485 $ — $ — $ 1,485
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities

April 30, 2024
2024
iShares Annual Report to Shareholders

See notes to financial statements.
iShares
Morningstar
Growth ETF
iShares
Morningstar
Mid-Cap ETF
iShares
Morningstar
Mid-Cap
Growth ETF
iShares
Morningstar
Small-Cap
Growth ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 2,006,398,569 $ 823,750,108 $ 1,906,416,435 $ 528,503,561
Investments, at value — affiliated
(c)
............................................ 49,300,622 12,872,605 65,545,478 73,038,135
Cash pledged:
Futures contracts ...................................................... 227,000 79,000 260,000 44,000
Receivables: – – – –
Securities lending income — affiliated ........................................ 7,083 6,835 20,212 27,849
Dividends — unaffiliated ................................................. 240,686 404,835 321,087 64,882
Dividends — affiliated ................................................... 17,936 5,152 16,071 5,373
Total a ssets ...........................................................
2,056,191,896 837,118,535 1,972,579,283 601,683,800
LIABILITIES
Collateral on securities loaned ............................................... 44,643,181 11,375,141 61,463,489 72,384,624
Payables: – – – –
Capital shares redeemed ................................................. 57,868 — 7,770 15,885
Investment advisory fees ................................................. 67,543 27,591 97,513 26,474
Other accrued expenses ................................................. — — — 44
Variation margin on futures contracts ......................................... 83,518 27,666 78,606 12,490
Total li abilities ..........................................................
44,852,110 11,430,398 61,647,378 72,439,517
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 2,011,339,786 $ 825,688,137 $ 1,910,931,905 $ 529,244,283
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 1,605,847,217 $ 778,793,843 $ 1,948,088,516 $ 643,475,058
Accumulated earnings (loss) ................................................ 405,492,569 46,894,294 (37,156,611) (114,230,775)
NET ASSETS ..........................................................
$ 2,011,339,786 $ 825,688,137 $ 1,910,931,905 $ 529,244,283
NET ASSET VALUE
Shares outstanding ......................................................
27,800,000 11,950,000 28,750,000 12,150,000
Net asset value .........................................................
$ 72.35 $ 69.10 $ 66.47 $ 43.56
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 1,364,167,026 $ 684,688,225 $ 1,640,637,071 $ 492,075,620
(b)
  Securities loaned, at value ............................................ $ 43,190,355 $ 10,937,252 $ 59,297,857 $ 68,338,616
(c)
  Investments, at cost — affiliated ......................................... $ 49,298,647 $ 12,866,336 $ 65,518,751 $ 73,011,116

Statements of Assets and Liabilities
(continued)
April 30, 2024

Financial Statements
See notes to financial statements.
iShares
Morningstar
Small-Cap
Value ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 396,189,656
Investments, at value — affiliated
(c)
.......................................................................................... 27,718,417
Cash pledged:
Futures contracts .................................................................................................... 39,000
Receivables: –
Investment s sold .................................................................................................... 6,189
Securities lending income — affiliated ...................................................................................... 13,566
Dividends — unaffiliated ............................................................................................... 266,457
Dividends — affiliated ................................................................................................. 3,579
Total a ssets .........................................................................................................
424,236,864
LIABILITIES
Collateral on securities loaned ............................................................................................. 27,254,669
Payables: –
Investment advisory fees ............................................................................................... 20,018
Variation margin on futures contracts ....................................................................................... 11,516
Total li abilities ........................................................................................................
27,286,203
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 396,950,661
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 432,517,737
Accumulated loss ..................................................................................................... (35,567,076)
NET ASSETS ........................................................................................................
$ 396,950,661
NET ASSET VALUE
Shares outstanding ....................................................................................................
6,950,000
Net asset value .......................................................................................................
$ 57.12
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 389,489,050
(b)
  Securities loaned, at value ...................................................................................... $ 25,799,098
(c)
  Investments, at cost — affiliated ................................................................................... $ 27,708,623

Statements of Operations

Year Ended April 30, 2024
2024
iShares Annual Report to Shareholders

iShares
Morningstar
Growth ETF
iShares
Morningstar
Mid-Cap ETF
iShares
Morningstar
Mid-Cap Growth
ETF
iShares
Morningstar
Small-Cap
Growth ETF
INVESTMENT INCOME – – – –
Dividends — unaffiliated ................................................. $ 13,350,637 $ 13,205,770 $ 16,057,792 $ 2,884,760
Dividends — affiliated ................................................... 194,272 84,548 189,328 51,835
Interest — unaffiliated ................................................... 16,990 10,604 18,981 7,080
Securities lending income — affiliated — net ................................... 87,283 146,685 302,935 680,326
Foreign taxes withheld .................................................. (4,192) (10,300) (18,879) (25)
Total investment income ...................................................
13,644,990 13,437,307 16,550,157 3,623,976
EXPENSES
Investment advisory .................................................... 733,545 307,502 1,024,088 265,989
Total expenses .........................................................
733,545 307,502 1,024,088 265,989
Net investment income ....................................................
12,911,445 13,129,805 15,526,069 3,357,987
REALIZED AND UNREALIZED GAIN (LOSS) $ 462,336,176 $ 106,549,968 $ 277,384,109 $ 58,981,953
Net realized gain (loss) from:
Investments — unaffiliated ............................................. $ (5,057,764) $ (16,658,542) $ (34,483,953) $ (13,761,585)
Investments — affiliated ............................................... 7,089 9,636 19,163 3,515
Foreign currency transactions ........................................... 152 — — —
Futures contracts .................................................... 1,150,233 426,088 770,732 137,735
In-kind redemptions — unaffiliated
(a)
....................................... 77,050,647 5,109,900 70,995,277 9,365,214
73,150,357 (11,112,918) 37,301,219 (4,255,121)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................. 389,571,187 117,749,679 240,321,522 63,280,223
Investments — affiliated ............................................... (11,169) (6,518) (9,864) (6,251)
Futures contracts .................................................... (374,200) (80,274) (228,768) (36,896)
389,185,818 117,662,887 240,082,890 63,237,076
Net realized and unrealized gain .............................................
462,336,175 106,549,969 277,384,109 58,981,955
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................
$ 475,247,620 $ 119,679,774 $ 292,910,178 $ 62,339,942
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(continued)
Year Ended April 30, 2024

Financial Statements
iShares
Morningstar
Small-Cap
Value ETF
INVESTMENT INCOME –
Dividends — unaffiliated ............................................................................................... $ 8,574,895
Dividends — affiliated ................................................................................................. 44,487
Interest — unaffiliated ................................................................................................. 5,790
Securities lending income — affiliated — net ................................................................................. 337,597
Foreign taxes withheld ................................................................................................ (7,730)
Total investment income .................................................................................................
8,955,039
EXPENSES
Investment advisory .................................................................................................. 231,976
Total expenses .......................................................................................................
231,976
Net investment income ..................................................................................................
8,723,063
REALIZED AND UNREALIZED GAIN (LOSS) $ 40,425,811
Net realized gain from:
Investments — unaffiliated ........................................................................................... $ 1,282,185
Investments — affiliated ............................................................................................. 725
Futures contracts .................................................................................................. 169,234
In-kind redemptions — unaffiliated
(a)
..................................................................................... 4,626,681
6,078,825
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 34,349,177
Investments — affiliated ............................................................................................. (945)
Futures contracts .................................................................................................. (1,246)
34,346,986
Net realized and unrealized gain ...........................................................................................
40,425,811
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 49,148,874
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets

2024
iShares Annual Report to Shareholders

See notes to financial statements.
iShares Morningstar Growth ETF iShares Morningstar Mid-Cap ETF
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/24
Year Ended
04/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 12,911,445 $ 11,870,073 $ 13,129,805 $ 12,771,284
Net realized gain (loss) ............................................ 73,150,357 (106,758,696) (11,112,918) (28,520,129)
Net change in unrealized appreciation (depreciation) ........................ 389,185,818 86,303,003 117,662,887 (318,487)
Net increase (decrease) in net assets resulting from operations ...................
475,247,620 (8,585,620) 119,679,774 (16,067,332)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(12,592,478) (12,112,028) (12,485,761) (12,616,997)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .................
(60,958,531) (81,276,183) (6,132,909) (29,684,689)
NET ASSETS
Total increase (decrease) in net assets ................................... 401,696,611 (101,973,831) 101,061,104 (58,369,018)
Beginning of year ..................................................
1,609,643,175 1,711,617,006 724,627,033 782,996,051
End of year ......................................................
$ 2,011,339,786 $ 1,609,643,175 $ 825,688,137 $ 724,627,033
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
iShares Morningstar Mid-Cap Growth ETF iShares Morningstar Small-Cap Growth ETF
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/24
Year Ended
04/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 15,526,069 $ 11,208,146 $ 3,357,987 $ 3,489,981
Net realized gain (loss) ............................................ 37,301,219 (171,297,960) (4,255,121) (70,668,090)
Net change in unrealized appreciation (depreciation) ........................ 240,082,890 145,253,643 63,237,076 64,605,629
Net increase (decrease) in net assets resulting from operations ...................
292,910,178 (14,836,171) 62,339,942 (2,572,480)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(15,129,939) (11,519,624) (3,341,553) (3,674,642)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .................
233,680,153 338,545,817 67,958,410 90,416,313
NET ASSETS
Total increase in net assets ........................................... 511,460,392 312,190,022 126,956,799 84,169,191
Beginning of year ..................................................
1,399,471,513 1,087,281,491 402,287,484 318,118,293
End of year ......................................................
$ 1,910,931,905 $ 1,399,471,513 $ 529,244,283 $ 402,287,484
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2024
iShares Annual Report to Shareholders

See notes to financial statements.
iShares Morningstar Small-Cap Value ETF
Year Ended
04/30/24
Year Ended
04/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 8,723,063 $ 8,977,551
Net realized gain (loss) .............................................................................. 6,078,825 (3,473,253)
Net change in unrealized appreciation (depreciation) .......................................................... 34,346,986 (22,604,189)
Net increase (decrease) in net assets resulting from operations .....................................................
49,148,874 (17,099,891)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(8,935,666) (8,550,267)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...........................................
(30,788,939) 45,853,900
NET ASSETS
Total increase in net assets ............................................................................. 9,424,269 20,203,742
Beginning of year ....................................................................................
387,526,392 367,322,650
End of year ........................................................................................
$ 396,950,661 $ 387,526,392
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
iShares Morningstar Growth ETF
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Net asset value, beginning of year .................................
$ 55.89  $ 56.30  $ 61.87  $ 42.80  $ 38.08
Net investment income
(b)
........................................
0 .46  0 .40  0 .29  0 .14  0 .21
Net realized and unrealized gain (loss)
(c)
..............................
16.45  (0.40) (5.56) 19.07  4.73
Net increase (decrease) from investment operations ....................... 16.91  0.00  (5.27) 19.21  4.94
Distributions from net investment income
(d)
........................... (0.45) (0.41) (0.30) (0.14) (0.22)
Net asset value, end of year ...................................... $ 72.35  $ 55.89  $ 56.30  $ 61.87  $ 42.80
Total Return
(e)
— — — — —
Based on net asset value ......................................... 30.35% 0.05% (8.59)% 44.94% 13.04%
Ratios to Average Net Assets
(f)
Total expen ses ................................................
0.04% 0.04% 0.04% 0.23% 0.25%
Net investment income ...........................................
0.70% 0.76% 0.45% 0.27% 0.54%
Supplemental Data
Net assets, end of year (000) ....................................... $ 2,011,340  $ 1,609,643  $ 1,711,617  $ 1,887,051  $ 1,519,374
Portfolio turnover rate
(g)
........................................... 19% 28% 22% 97% 28%
(a)
Per share amounts reflect a five-for-one stock split effective after the close of trading on April 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Annual Report to Shareholders

iShares Morningstar Mid-Cap ETF
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Net asset value, beginning of year ................................
$ 60.14  $ 62.39  $ 65.81  $ 43.02  $ 49.08
Net investment income
(b)
.......................................
1 .10  1 .03  0 .82  0 .57  0 .67
Net realized and unrealized gain (loss)
(c)
.............................
8.90  (2.26) (3.38) 22.83  (6.03)
Net increase (decrease) from investment operations ...................... 10.00  (1.23) (2.56) 23.40  (5.36)
Distributions from net investment income
(d)
.......................... (1.04) (1.02) (0.86) (0.61) (0.70)
Net asset value, end of year ..................................... $ 69.10  $ 60.14  $ 62.39  $ 65.81  $ 43.02
Total Return
(e)
— — — — —
Based on net asset value ........................................ 16.78% (1.91)% (3.99)% 54.74% (10.99)%
Ratios to Average Net Assets
(f)
Total expen ses ...............................................
0.04% 0.04% 0.04% 0.22% 0.25%
Net investment income ..........................................
1.71% 1.72% 1.22% 1.06% 1.39%
Supplemental Data
Net assets, end of year (000) ...................................... $ 825,688  $ 724,627  $ 782,996  $ 881,917  $ 567,905
Portfolio turnover rate
(g)
.......................................... 26% 24% 27% 133% 55%
(a)
Per share amounts reflect a four-for-one stock split effective after the close of trading on April 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
iShares Morningstar Mid-Cap Growth ETF
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Net asset value, beginning of year .................................
$ 56.43  $ 57.83  $ 66.52  $ 42.27  $ 40.66
Net investment income
(b)
........................................
0 .56  0 .52  0 .35  0 .07  0 .13
Net realized and unrealized gain (loss)
(c)
..............................
10.03  (1.40) (8.65) 24.23  1.61
Net increase (decrease) from investment operations ....................... 10.59  (0.88) (8.30) 24.30  1.74
Distributions from net investment income
(d)
........................... (0.55) (0.52) (0.39) (0.05) (0.13)
Net asset value, end of year ...................................... $ 66.47  $ 56.43  $ 57.83  $ 66.52  $ 42.27
Total Return
(e)
— — — — —
Based on net asset value ......................................... 18.84% (1.49)% (12.56)% 57.51% 4.29%
Ratios to Average Net Assets
(f)
Total expen ses ................................................
0.06% 0.06% 0.06% 0.27% 0.30%
Net investment income ...........................................
0.91% 0.93% 0.51% 0.12% 0.31%
Supplemental Data
Net assets, end of year (000) ....................................... $ 1,910,932  $ 1,399,472  $ 1,087,281  $ 1,519,880  $ 532,633
Portfolio turnover rate
(g)
........................................... 34% 43% 43% 90% 26%
(a)
Per share amounts reflect a six-for-one stock split effective after the close of trading on April 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Annual Report to Shareholders

iShares Morningstar Small-Cap Growth ETF
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Net asset value, beginning of year ................................
$ 38.31  $ 39.27  $ 51.60  $ 31.92  $ 34.17
Net investment income
(b)
.......................................
0 .32  0 .35  0 .31  0 .05  0 .08
Net realized and unrealized gain (loss)
(c)
.............................
5.25  (0.94) (12.30) 19.68  (2.24)
Net increase (decrease) from investment operations ...................... 5.57  (0.59) (11.99) 19.73  (2.16)
Distributions from net investment income
(d)
.......................... (0.32) (0.37) (0.34) (0.05) (0.09)
Net asset value, end of year ..................................... $ 43.56  $ 38.31  $ 39.27  $ 51.60  $ 31.92
Total Return
(e)
— — — — —
Based on net asset value ........................................ 14.57% (1.45)% (23.36)% 61.86% (6.32)%
Ratios to Average Net Assets
(f)
Total expen ses ...............................................
0.06% 0.06% 0.06% 0.26% 0.30%
Net investment income ..........................................
0.76% 0.94% 0.65% 0.11% 0.24%
Supplemental Data
Net assets, end of year (000) ...................................... $ 529,244  $ 402,287  $ 318,118  $ 766,315  $ 191,512
Portfolio turnover rate
(g)
.......................................... 44% 52% 58% 156% 57%
(a)
Per share amounts reflect a six-for-one stock split effective after the close of trading on April 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
iShares Morningstar Small-Cap Value ETF
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Net asset value, beginning of year ................................
$ 51.33  $ 54.82  $ 58.31  $ 32.95  $ 47.85
Net investment income
(b)
.......................................
1 .24  1 .24  1 .03  0 .89  1 .02
Net realized and unrealized gain (loss)
(c)
.............................
5.82  (3.55) (3.43) 25.39  (14.74)
Net increase (decrease) from investment operations ...................... 7.06  (2.31) (2.40) 26.28  (13.72)
Distributions from net investment income
(d)
.......................... (1.27) (1.18) (1.09) (0.92) (1.18)
Net asset value, end of year ..................................... $ 57.12  $ 51.33  $ 54.82  $ 58.31  $ 32.95
Total Return
(e)
— — — — —
Based on net asset value ........................................ 13.85% (4.20)% (4.19)% 80.90% (29.05)%
Ratios to Average Net Assets
(f)
Total expen ses ...............................................
0.06% 0.06% 0.06% 0.26% 0.30%
Net investment income ..........................................
2.26% 2.33% 1.76% 2.07% 2.34%
Supplemental Data
Net assets, end of year (000) ...................................... $ 396,951  $ 387,526  $ 367,323  $ 446,078  $ 257,012
Portfolio turnover rate
(g)
.......................................... 45% 41% 47% 145% 65%
(a)
Per share amounts reflect a three-for-one stock split effective after the close of trading on April 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
2024
iShares Annual Report to Shareholders

1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of  April 30, 2024 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
iShares ETF
Diversification
Classification
Morningstar Growth ................................................................................................... Non-diversified
Morningstar Mid-Cap .................................................................................................. Diversified
Morningstar Mid-Cap Growth ............................................................................................. Diversified
Morningstar Small-Cap Growth ........................................................................................... Diversified
Morningstar Small-Cap Value ............................................................................................. Diversified

Notes to Financial Statements
(continued)

Notes to Financial Statements
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange ("NYSE"). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Notes to Financial Statements
(continued)
2024
iShares Annual Report to Shareholders

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Morningstar Growth
Barclays Bank plc ...................................... $ 1,522,810 $ (1,522,810) $ – $ –
BNP Paribas SA ....................................... 880,920 (880,920) – –
BofA Securities, Inc. .................................... 1,185,401 (1,185,401) – –
Citigroup Global Markets, Inc. .............................. 9,820 (9,817) – 3
(b)
J.P. Morgan Securities LLC ............................... 2,220,410 (2,220,410) – –
SG Americas Securities LLC .............................. 37,142,854 (37,142,854) – –
Wells Fargo Bank NA ................................... 228,140 (228,140) – –
$ 43,190,355 $ (43,190,352) $ – $ 3
Morningstar Mid-Cap
Barclays Bank plc ...................................... $ 793,847 $ (793,847) $ – $ –
BNP Paribas SA ....................................... 2,861,243 (2,861,243) – –
BofA Securities, Inc. .................................... 1,124,045 (1,124,045) – –
Citigroup Global Markets, Inc. .............................. 27,446 (27,446) – –
Goldman Sachs & Co. LLC ............................... 2,076,915 (2,076,915) – –
J.P. Morgan Securities LLC ............................... 2,665,792 (2,665,792) – –
Morgan Stanley ....................................... 159,520 (159,520) – –
RBC Capital Markets LLC ................................ 1,228,444 (1,228,444) – –
$ 10,937,252 $ (10,937,252) $ – $ –
Morningstar Mid-Cap Growth
Barclays Bank plc ...................................... $ 9,013,785 $ (9,013,785) $ – $ –
Barclays Capital, Inc. ................................... 73,150 (73,150) – –
BNP Paribas SA ....................................... 15,639,916 (15,639,916) – –
BofA Securities, Inc. .................................... 10,294,401 (10,294,401) – –
Goldman Sachs & Co. LLC ............................... 6,326,984 (6,326,984) – –
J.P. Morgan Securities LLC ............................... 7,857,827 (7,857,827) – –
Morgan Stanley ....................................... 68,638 (68,638) – –
National Financial Services LLC ............................ 1,022,465 (1,022,465) – –
RBC Capital Markets LLC ................................ 5,311,621 (5,311,621) – –
Scotia Capital (USA), Inc. ................................ 304,679 (304,679) – –
Toronto-Dominion Bank (The) .............................. 3,384,391 (3,384,391) – –
$ 59,297,857 $ (59,297,857) $ – $ –
Morningstar Small-Cap Growth
Barclays Bank plc ...................................... $ 2,843,702 $ (2,843,702) $ – $ –
Barclays Capital, Inc. ................................... 900,518 (900,518) – –
BNP Paribas SA ....................................... 9,494,422 (9,494,422) – –
BofA Securities, Inc. .................................... 5,912,794 (5,912,794) – –
Citadel Clearing LLC .................................... 496,247 (496,247) – –
Citigroup Global Markets, Inc. .............................. 4,758,289 (4,758,289) – –
Credit Suisse Securities (USA) LLC .......................... 122,618 (122,618) – –
Goldman Sachs & Co. LLC ............................... 15,983,362 (15,983,362) – –
HSBC Bank plc ....................................... 83,442 (83,442) – –
J.P. Morgan Securities LLC ............................... 10,221,114 (10,221,114) – –
Jefferies LLC ......................................... 1,219,378 (1,219,378) – –
Morgan Stanley ....................................... 7,345,842 (7,345,842) – –
National Financial Services LLC ............................ 1,321,769 (1,321,769) – –
Natixis SA ........................................... 1,476,990 (1,476,990) – –
Nomura Securities International, Inc. ......................... 21,887 (21,887) – –
RBC Capital Markets LLC ................................ 205,725 (205,725) – –

Notes to Financial Statements
(continued)

Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Morningstar Small-Cap Growth (continued)
Scotia Capital (USA), Inc. ................................ 2,154,572 (2,154,572) – –
SG Americas Securities LLC .............................. 32,332 (32,332) – –
State Street Bank & Trust Co. .............................. 78,146 (78,146) – –
Toronto-Dominion Bank (The) .............................. 596,744 (596,744) – –
UBS AG ............................................ 894,729 (894,729) – –
UBS Securities LLC .................................... 4,253 (4,253) – –
Virtu Americas LLC ..................................... 1,124,823 (1,124,823) – –
Wells Fargo Bank NA ................................... 843,030 (843,030) – –
Wells Fargo Securities LLC ............................... 201,888 (201,888) – –
$ 68,338,616 $ (68,338,616) $ – $ –
Morningstar Small-Cap Value
Barclays Bank plc ...................................... $ 845,970 $ (845,970) $ – $ –
Barclays Capital, Inc. ................................... 43,579 (43,579) – –
BNP Paribas SA ....................................... 3,206,718 (3,206,718) – –
BofA Securities, Inc. .................................... 802,440 (802,440) – –
Citadel Clearing LLC .................................... 919,929 (919,929) – –
Citigroup Global Markets, Inc. .............................. 331,718 (331,718) – –
Goldman Sachs & Co. LLC ............................... 4,718,613 (4,718,613) – –
HSBC Bank plc ....................................... 412,861 (412,861) – –
J.P. Morgan Securities LLC ............................... 2,092,035 (2,092,035) – –
Jefferies LLC ......................................... 273,982 (273,982) – –
Morgan Stanley ....................................... 4,184,026 (4,184,026) – –
National Financial Services LLC ............................ 2,262,629 (2,262,629) – –
Natixis SA ........................................... 123,037 (123,037) – –
RBC Capital Markets LLC ................................ 1,987,899 (1,987,899) – –
Scotia Capital (USA), Inc. ................................ 798,020 (798,020) – –
State Street Bank & Trust Co. .............................. 133,669 (133,669) – –
Toronto-Dominion Bank (The) .............................. 366,068 (366,068) – –
UBS AG ............................................ 982,094 (982,094) – –
UBS Securities LLC .................................... 102,583 (102,583) – –
Virtu Americas LLC ..................................... 938,124 (938,124) – –
Wells Fargo Bank NA ................................... 251,713 (251,713) – –
Wells Fargo Securities LLC ............................... 21,391 (21,391) – –
$ 25,799,098 $ (25,799,098) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of April 30, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)
2024
iShares Annual Report to Shareholders

6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash
Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2%
of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended April
30, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
iShares ETF Investment Advisory Fees
Morningstar Growth ................................................................................................ 0.04%
Morningstar Mid-Cap ............................................................................................... 0.04
Morningstar Mid-Cap Growth .......................................................................................... 0.06
Morningstar Small-Cap Growth ........................................................................................ 0.06
Morningstar Small-Cap Value .......................................................................................... 0.06
iShares ETF Amounts
Morningstar Growth ....................................................................................................... $ 30,137
Morningstar Mid-Cap ...................................................................................................... 42,232
Morningstar Mid-Cap Growth ................................................................................................. 101,231
Morningstar Small-Cap Growth ............................................................................................... 183,761
Morningstar Small-Cap Value ................................................................................................. 87,207

Notes to Financial Statements
(continued)

Notes to Financial Statements
For the year ended April 30, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended April 30, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended April 30, 2024, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of April 30, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Morningstar Growth .................................................................... $ 197,287,237 $ 180,188,687 $ (391,140)
Morningstar Mid-Cap ................................................................... 104,868,220 99,409,735 (6,570,499)
Morningstar Mid-Cap Growth .............................................................. 276,071,221 331,016,096 (18,596,311)
Morningstar Small-Cap Growth ............................................................ 97,466,205 93,799,736 (2,942,125)
Morningstar Small-Cap Value .............................................................. 113,083,746 65,086,933 5,419,784
iShares ETF Purchases Sales
Morningstar Growth .................................................................................... $ 344,649,475 $ 345,869,198
Morningstar Mid-Cap ................................................................................... 198,912,815 196,313,318
Morningstar Mid-Cap Growth .............................................................................. 576,232,455 574,836,424
Morningstar Small-Cap Growth ............................................................................ 197,146,545 195,503,495
Morningstar Small-Cap Value .............................................................................. 172,866,958 173,126,069
iShares ETF
In-kind
Purchases
In-kind
Sales
Morningstar Growth .................................................................................... $ 132,315,016 $ 193,218,423
Morningstar Mid-Cap ................................................................................... 21,815,859 27,911,636
Morningstar Mid-Cap Growth .............................................................................. 486,534,233 253,851,167
Morningstar Small-Cap Growth ............................................................................ 121,012,951 53,665,752
Morningstar Small-Cap Value .............................................................................. 5,211,230 33,960,491
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
Morningstar Growth ......................................................................... $ 77,000,433 $ (77,000,433)
Morningstar Mid-Cap ........................................................................ 5,045,970 (5,045,970)
Morningstar Mid-Cap Growth ................................................................... 70,983,287 (70,983,287)
Morningstar Small-Cap Growth ................................................................. 9,332,615 (9,332,615)
Morningstar Small-Cap Value ................................................................... 4,605,230 (4,605,230)
—

Notes to Financial Statements
(continued)
2024
iShares Annual Report to Shareholders

The tax character of distributions paid was as follows:
As of April 30, 2024, the tax components of accumulated net earnings (losses) were as follows:
For the year ended April 30, 2024, the Morningstar Small-Cap Value utilized $356,431 of its capital loss carryforwards.
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of April 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant
iShares ETF
Year Ended
04/30/24
Year Ended
04/30/23
Morningstar Growth
Ordinary income ........................................................................................... $ 12,592,478 $ 12,112,028
Morningstar Mid-Cap
Ordinary income ........................................................................................... $ 12,485,761 $ 12,616,997
Morningstar Mid-Cap Growth
Ordinary income ........................................................................................... $ 15,129,939 $ 11,519,624
Morningstar Small-Cap Growth
Ordinary income ........................................................................................... $ 3,341,553 $ 3,674,642
Morningstar Small-Cap Value
Ordinary income ........................................................................................... $ 8,935,666 $ 8,550,267
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Morningstar Growth ..................................................... $ 508,476 $ (236,364,376) $ 641,348,469 $ 405,492,569
Morningstar Mid-Cap .................................................... 681,223 (92,072,628) 138,285,699 46,894,294
Morningstar Mid-Cap Growth ............................................... 619,902 (298,363,261) 260,586,748 (37,156,611)
Morningstar Small-Cap Growth ............................................. 822,810 (148,189,608) 33,136,023 (114,230,775)
Morningstar Small-Cap Value ............................................... 194,283 (40,914,422) 5,153,063 (35,567,076)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the timing and recognition of realized gains (losses) for tax purposes.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Morningstar Growth ................................................ $ 1,414,350,722 $ 706,999,294 $ (65,650,825) $ 641,348,469
Morningstar Mid-Cap ............................................... 698,327,983 193,264,783 (54,970,053) 138,294,730
Morningstar Mid-Cap Growth ......................................... 1,711,375,165 353,797,001 (93,210,253) 260,586,748
Morningstar Small-Cap Growth ........................................ 568,405,673 91,273,892 (58,137,869) 33,136,023
Morningstar Small-Cap Value ......................................... 418,755,010 61,568,077 (56,415,014) 5,153,063

Notes to Financial Statements
(continued)

Notes to Financial Statements
increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
Year Ended
04/30/24
Year Ended
04/30/23
iShares ETF Shares Amount Shares Amount
Morningstar Growth
Shares sold 2,100,000 $ 132,898,359 1,750,000 $ 92,244,933
Shares redeemed (3,100,000) (193,856,890) (3,350,000) (173,521,116)
(1,000,000) $ (60,958,531) (1,600,000) $ (81,276,183)

Notes to Financial Statements
(continued)
2024
iShares Annual Report to Shareholders

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
04/30/24
Year Ended
04/30/23
iShares ETF Shares Amount Shares Amount
Morningstar Mid-Cap
Shares sold 350,000 $ 21,981,799 400,000 $ 24,432,366
Shares redeemed (450,000) (28,114,708) (900,000) (54,117,055)
(100,000) $ (6,132,909) (500,000) $ (29,684,689)
Morningstar Mid-Cap Growth
Shares sold 7,850,000 $ 488,966,208 7,600,000 $ 424,829,525
Shares redeemed (3,900,000) (255,286,055) (1,600,000) (86,283,708)
3,950,000 $ 233,680,153 6,000,000 $ 338,545,817
Morningstar Small-Cap Growth
Shares sold 3,050,000 $ 122,437,537 3,350,000 $ 124,624,087
Shares redeemed (1,400,000) (54,479,127) (950,000) (34,207,774)
1,650,000 $ 67,958,410 2,400,000 $ 90,416,313
Morningstar Small-Cap Value
Shares sold 100,000 $ 5,637,319 1,500,000 $ 79,185,476
Shares redeemed (700,000) (36,426,258) (650,000) (33,331,576)
(600,000) $ (30,788,939) 850,000 $ 45,853,900

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the five funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of April 30, 2024, the related statements of operations for the year ended April 30, 2024, the statements of changes in net assets for each of the two years in the period ended April 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of April 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2024 and each of the financial highlights for each of the five years in the period ended April 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of April 30, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 24, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares Morningstar Growth ETF
iShares Morningstar Mid-Cap ETF
iShares Morningstar Mid-Cap Growth ETF
iShares Morningstar Small-Cap Growth ETF
iShares Morningstar Small-Cap Value ETF

Important Tax Information
(unaudited)
2024
iShares Annual Report to Shareholders

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2024:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended April 30, 2024:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended April 30, 2024 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Morningstar Growth ................................................................................................. $ 11,572,028
Morningstar Mid-Cap ................................................................................................ 10,964,332
Morningstar Mid-Cap Growth ........................................................................................... 12,446,652
Morningstar Small-Cap Growth ......................................................................................... 2,140,984
Morningstar Small-Cap Value ........................................................................................... 6,683,717
iShares ETF
Qualified Business
Income
Morningstar Growth ................................................................................................. $ 1,208,080
Morningstar Mid-Cap ................................................................................................ 1,976,231
Morningstar Mid-Cap Growth ........................................................................................... 3,197,552
Morningstar Small-Cap Growth ......................................................................................... 601,620
Morningstar Small-Cap Value ........................................................................................... 1,692,073
iShares ETF
Dividends-Received
Deduction
Morningstar Growth ................................................................................................. 85 .77%
Morningstar Mid-Cap ................................................................................................ 79 .42
Morningstar Mid-Cap Growth ........................................................................................... 75 .22
Morningstar Small-Cap Growth ......................................................................................... 51 .06
Morningstar Small-Cap Value ........................................................................................... 73 .39

Statement Regarding Liquidity Risk Management Program
(unaudited)

Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Morningstar Growth ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Mid-Cap Growth ETF,
iShares Morningstar Small-Cap Growth ETF and iShares Morningstar Small-Cap Value ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through
September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in
Venezuela.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions . During the
Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting
Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information
(unaudited) APRIL 30, 2024
2024
iShares Annual Report to Shareholders

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .

Trustee and Officer Information
(unaudited)

Trustee and Officer Information
The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into the BlackRock Multi-Asset Complex, the BlackRock
Fixed-Income Complex and the iShares Complex (each, a “BlackRock Fund Complex”). Each Fund is included in the iShares Complex. Each Trustee also serves as a
Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the iShares Complex, which consists of 404 funds as of
April 30, 2024. With the exception of Stephen Cohen, Robert S. Kapito and Aaron Wasserman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard
Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wasserman is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The address of Mr. Cohen is
c/o BlackRock, Inc., Drapers Gardens, 12 Throgmorton Avenue, London EC2N 2DL United Kingdom. The Board has designated John E. Kerrigan as its Independent Board
Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).
Interested Trustees
(a)
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)
Stephen Cohen is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Robert S.
Kapito
(a)
(1957)
Trustee (since
2009).
President of BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and
Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and
BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania
(since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund
(since 2002).
Director of BlackRock, Inc. (since 2006); Director of
iShares, Inc. (since 2009); Trustee of iShares U.S.
ETF Trust (since 2011).
Stephen
Cohen
(b)
(1975)
Trustee (since
2024).
Senior Managing Director, Head of Global Product Solutions of BlackRock, Inc. (since
2024); Senior Managing Director, Head of Europe, Middle East and Africa Regions of
BlackRock, Inc. (2021-2024); Head of iShares Index and Wealth in EMEA of BlackRock,
Inc. (2017-2021); Global Head of Fixed Income Indexing of BlackRock, Inc. (2016-
2017); Chief Investment Strategist for International Fixed Income and iShares of
BlackRock, Inc. (2011-2015).
Director of iShares, Inc. (since 2024); Trustee of
iShares U.S. ETF Trust (since 2024).
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E. Kerrigan
(1955)
Trustee
(since 2005);
Independent
Board Chair (since
2022).
Chief Investment Officer, Santa Clara University (since 2002). Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011); Independent
Board Chair of iShares, Inc. and iShares U.S. ETF
Trust (since 2022).
Jane D. Carlin
(1956)
Trustee (since
2015); Risk
Committee Chair
(since 2016).
Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the
Nominating and Governance Committee (2017-2018) and Director of PHH Corporation
(mortgage solutions) (2012-2018); Managing Director and Global Head of Financial
Holding Company Governance & Assurance and the Global Head of Operational Risk
Management of Morgan Stanley (2006-2012).
Director of iShares, Inc. (since 2015); Trustee of
iShares U.S. ETF Trust (since 2015); Member of
the Audit Committee (since 2016), Chair of the
Audit Committee (since 2020) and Director of The
Hanover Insurance Group, Inc. (since 2016).
Richard L.
Fagnani
(1954)
Trustee (since
2017); Audit
Committee Chair
(since 2019).
Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
Laura F.
Fergerson
(1962)
Trustee (since
2024).
President, Franklin Templeton Services, LLC (2017-2024); Director of the Board
of Crocker Art Museum Association (since 2019); President, Crocker Art Museum
Foundation (2022-2023).
Director of iShares, Inc. (since 2024); Trustee of
iShares U.S. ETF Trust (since 2024).
Cecilia H.
Herbert
(1949)
Trustee (since
2005); Nominating
and Governance
and Equity Plus
Committee Chairs
(since 2022).
Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance,
Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET,
New York’s public media company (since 2011) and Member of the Audit Committee
(since 2018), Investment Committee (since 2011) and Personnel Committee (since
2022); Member of the Wyoming State Investment Funds Committee (since 2022);
Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director of the Jackson Hole Center for the Arts (since 2021).
Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011).

Trustee and Officer Information
(unaudited) (continued)
2024
iShares Annual Report to Shareholders

Officers
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
James Lam
(1961)
Trustee (since
2024).
President, James Lam & Associates, Inc. (since 2002); Director of the FAIR Institute
(since 2020); adjunct professor at Carnegie Mellon University (since 2018); Member,
Zicklin School of Business Dean’s Council of Baruch College (since 2017); Director and Audit Committee Chair of RiskLens, Inc. (2018-2023); Director, Risk Oversight
Committee Chair and Audit Committee Member of E*TRADE Financial and E*TRADE
Bank (2012-2020).
Director of iShares, Inc. (since 2024); Trustee of
iShares U.S. ETF Trust (since 2024).
Drew E.
Lawton
(1959)
Trustee (since
2017); 15(c)
Committee Chair
(since 2017).
Senior Managing Director of New York Life Insurance Company (2010-2015). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017); Director of
Jackson Financial Inc. (since 2021).
John E.
Martinez
(1961)
Trustee (since
2003); Securities
Lending
Committee Chair
(since 2019).
Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera
Foundation (2017-2020); and Director of Reading Partners (2012-2016).
Director of iShares, Inc. (since 2003); Trustee of
iShares U.S. ETF Trust (since 2011).
Madhav V.
Rajan
(1964)
Trustee (since
2011); Fixed-
Income Plus
Committee Chair
(since 2019).
Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth
School of Business (since 2017); Advisory Board Member (since 2016) and Director
(since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research
in Security Prices, LLC (since 2020); Director of WellBe Senior Medical (since 2023);
Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of
Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-
2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford
University Graduate School of Business (2010-2016).
Director of iShares, Inc. (since 2011); Trustee of
iShares U.S. ETF Trust (since 2011).
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years
Jessica Tan
(1980)
President (since
2024).
Managing Director of BlackRock, Inc. (since 2015); Head of Global Product Solutions, Americas of BlackRock, Inc. (since 2024) and Head of Sustainable and Transition Solutions of BlackRock, Inc. (2022-2024); Global Head of Corporate Strategy of BlackRock, Inc. (2019-2022);
Chief of Staff to the CEO of BlackRock, Inc. (2017-2019).
Trent Walker
(1974)
Treasurer and
Chief Financial
Officer (since
2020).
Managing Director of BlackRock, Inc. (since 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds,
BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021).
Aaron Wasserman
(1974)
Chief Compliance
Officer (since
2023).
Managing Director of BlackRock, Inc. (since 2018); Chief Compliance Officer of the BlackRock Multi-Asset Complex, the BlackRock Fixed-
Income Complex and the iShares Complex (since 2023); Deputy Chief Compliance Officer for the BlackRock Multi-Asset Complex, the
BlackRock Fixed-Income Complex and the iShares Complex (2014-2023).
Marisa Rolland
(1980)
Secretary (since
2022).
Managing Director of BlackRock, Inc. (since 2023); Director of BlackRock, Inc. (2018-2022).
Rachel Aguirre
(1982)
Executive Vice
President (since
2022).
Managing Director of BlackRock, Inc. (since 2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering of
BlackRock, Inc. (since 2021); Co-Head of EII’s Americas Portfolio Engineering of BlackRock, Inc. (2020- 2021); Head of Developed Markets
Portfolio Engineering of BlackRock, Inc. (2016-2019).
Jennifer Hsui
(1976)
Executive Vice
President (since
2022).
Managing Director of BlackRock, Inc. (since 2009); Co-Head of Index Equity of BlackRock, Inc. (since 2022).
James Mauro
(1970)
Executive Vice
President (since
2022).
Managing Director of BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco
Core Portfolio Management of BlackRock, Inc. (since 2020).
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer.
Effective February 1, 2024, Salim Ramji resigned as a Trustee of the Trust.
Effective March 5, 2024, Stephen Cohen replaced Salim Ramji as a Trustee of the Trust.
Effective March 5, 2024, Dominik Rohé resigned as President of the Trust.
Effective March 5, 2024, Jessica Tan replaced Dominik Rohé as President of the Trust.
Effective April 8, 2024, Laura Fergerson was appointed as a Trustee of the Trust.
Effective April 8, 2024, James Lam was appointed as a Trustee of the Trust.
Independent Trustees
(continued)

General Information

General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s  policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
2024
iShares Annual Report to Shareholders

Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NASDAQ National Association of Securities Dealers Automated
NVS Non-Voting Shares
REIT Real Estate Investment Trust

iS-AR-404-0424
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

(b) Not Applicable

Item 2.      Code of Ethics.

The registrant
has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics.
The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3.      Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the registrant’s audit committee are Richard L. Fagnani and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.      Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the six series of the registrant for which the fiscal year-end is April 30, 2024 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)

Audit Fees
– The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $79,800 for the fiscal year ended
April 30, 2023
and $79,800 for the fiscal year ended April 30, 2024.

(b)

Audit-Related Fees
– There were no fees billed for the fiscal years end
ed April 30, 2023
and April 30, 2024 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)

Tax Fees
– The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $58,200 for the fiscal year ended
April 30, 2023
and $58,200 for the fiscal year ended April 30, 2024. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d)

All Other Fees
– There were no other fees billed in each of the fiscal years end ed April 30, 2023 and April 30, 2024
for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)

(1) The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(2) There were no services described in (b) through (d) above that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Not Applicable

(g)

The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $58,200 for the fiscal year ended
April 30, 2023
and $58,200 for the fiscal year ended April 30, 2024.

(h)

The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i)

Not Applicable

(j)

Not Applicable

Item 5.      Audit Committee of Listed Registrants.

(a)
The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934.  The registrant’s audit committee members are Richard L. Fagnani, Cecilia H. Herbert and Madhav V. Rajan.

(b) Not applicable.

Item 6.      Investments.

(a)

Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)

Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      Not applicable to the registrant.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

      Not applicable to the registrant.

Item 10.    Submission of Matters to a Vote of Security Holders.

      There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.    Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.   Recovery of Erroneously Awarded Compensation.

Not applicable

Item 14.    Exhibits.

(a)(1) Code of Ethics – See Item 2
(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR   240.10D-1) by the registered national securities exchange or registered national securities association upon which the Registrant’s securities are listed – Not Applicable
(a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Jessica Tan
Jessica Tan, President (Principal Executive Officer)
Date:	June 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jessica Tan
Jessica Tan, President (Principal Executive Officer)
Date:	June 24, 2024

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	June 24, 2024